First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
January 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks — 65.0%
	Electric Utilities — 23.3%
828,308	Alliant Energy Corp.	$49,168,363
719,981	American Electric Power Co., Inc.	75,036,420
355,343	Duke Energy Corp.	34,692,137
643,655	Emera, Inc. (CAD)	28,676,061
612,077	Eversource Energy	56,580,398
1,505,113	Exelon Corp.	71,628,328
1,259,766	Fortis, Inc. (CAD)	54,944,607
97,806	Hydro One Ltd. (CAD) (a) (b)	1,988,047
262,572	IDACORP, Inc.	29,457,953
598,764	NextEra Energy, Inc.	160,588,505
1,631,484	PPL Corp.	59,043,406
6,124	Southern (The) Co.	431,129
621,375	Xcel Energy, Inc.	42,992,936
		665,228,290
	Equity Real Estate Investment Trusts — 0.4%
255,777	CorEnergy Infrastructure Trust, Inc.	11,663,431

	Gas Utilities — 1.8%
196,674	Atmos Energy Corp.	23,016,758
16,213	Chesapeake Utilities Corp.	1,559,853
622,886	New Jersey Resources Corp.	25,737,649
		50,314,260
	Multi-Utilities — 12.2%
784,701	ATCO Ltd., Class I (CAD)	30,607,727
1,129,693	Canadian Utilities Ltd., Class A (CAD)	34,571,986
764,605	CMS Energy Corp.	52,383,089
168,095	Dominion Energy, Inc.	14,414,146
2,016,982	Public Service Enterprise Group, Inc.	119,405,335
279,349	Sempra Energy	44,874,623
502,771	WEC Energy Group, Inc.	50,221,795
		346,478,701
	Oil, Gas & Consumable Fuels — 27.0%
3,057,245	Enbridge, Inc.	124,338,154
1,066,560	Equitrans Midstream Corp.	10,313,635
1,514,987	Inter Pipeline Ltd. (CAD)	25,242,152
1,449,038	Keyera Corp. (CAD)	37,808,132
8,569,050	Kinder Morgan, Inc.	178,836,073
838,731	ONEOK, Inc.	62,795,790
4,652,412	TC Energy Corp.	255,045,226
3,651,700	Williams (The) Cos., Inc.	75,553,673
		769,932,835
	Water Utilities — 0.3%
54,318	American Water Works Co., Inc.	7,398,112

Shares/ Units	Description	Value

	Total Common Stocks — 65.0%	$1,851,015,629
	(Cost $1,473,283,883)

	Master Limited Partnerships — 31.1%
	Chemicals — 0.1%
154,612	Westlake Chemical Partners, L.P.	3,497,324

	Independent Power and Renewable Electricity Producers — 4.9%
2,445,664	NextEra Energy Partners, L.P. (c)	138,840,345

	Oil, Gas & Consumable Fuels — 26.1%
1,302,098	Alliance Resource Partners, L.P.	11,770,966
1,000,494	BP Midstream Partners, L.P.	14,437,128
5,173,396	Energy Transfer, L.P.	65,133,056
8,083,329	Enterprise Products Partners, L.P.	208,307,388
1,870,929	Holly Energy Partners, L.P.	42,713,309
1,716,069	Magellan Midstream Partners, L.P.	105,332,315
567,450	MPLX, L.P.	13,647,173
888,414	Phillips 66 Partners, L.P.	51,910,030
6,203,855	Plains GP Holdings L.P., Class A (c)	103,294,186
719,865	Shell Midstream Partners, L.P.	14,145,347
2,833,764	TC PipeLines, L.P.	113,123,859
		743,814,757

	Total Master Limited Partnerships — 31.1%	886,152,426
	(Cost $847,777,793)

	Money Market Funds — 3.2%
89,781,201	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.45% (d)	89,781,201
	(Cost $89,781,201)

	Total Investments — 99.3%	2,826,949,256
	(Cost $2,410,842,877) (e)
	Net Other Assets and Liabilities — 0.7%	20,818,268
	Net Assets — 100.0%	$2,847,767,524

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of January 31, 2020.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $492,319,883 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $76,213,504. The net unrealized appreciation was $416,106,379.

Currency Abbreviations:

CAD	-	Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Valuation Inputs in the Additional Information Section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,851,015,629	$—	$—
Master Limited Partnerships*	886,152,426	—	—
Money Market Funds	89,781,201	—	—
Total Investments	$2,826,949,256	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
January 31, 2020 (Unaudited)

Shares/ Units	Description	Value
	Common Stocks — 75.8%
	Electric Utilities — 44.5%
1,732	Alliant Energy Corp.	$102,812
502	American Electric Power Co., Inc.	52,319
824	Edison International	63,077
1,408	Emera, Inc. (CAD)	62,729
2,880	Enel S.p.A., ADR	24,854
1,434	Eversource Energy	132,559
2,044	Fortis, Inc. (CAD)	89,149
486	Iberdrola S.A., ADR	21,248
554	IDACORP, Inc.	62,153
458	NextEra Energy, Inc.	122,836
396	Orsted A/S (DKK) (a) (b)	43,192
2,038	PPL Corp.	73,755
1,940	Xcel Energy, Inc.	134,229
		984,912
	Gas Utilities — 5.4%
450	Atmos Energy Corp.	52,663
1,106	New Jersey Resources Corp.	45,700
218	ONE Gas, Inc.	20,601
		118,964
	Independent Power and Renewable Electricity Producers — 1.2%
1,952	EDP Renovaveis S.A. (EUR)	25,979

	Multi-Utilities — 18.5%
1,858	CMS Energy Corp.	127,292
190	National Grid PLC, ADR	12,593
1,204	Public Service Enterprise Group, Inc.	71,277
646	Sempra Energy	103,773
942	WEC Energy Group, Inc.	94,096
		409,031
	Oil, Gas & Consumable Fuels — 2.0%
164	Cheniere Energy, Inc. (c)	9,715
1,716	Williams (The) Cos., Inc.	35,504
		45,219
	Water Utilities — 4.2%
674	American Water Works Co., Inc.	91,799

	Total Common Stocks — 75.8%	1,675,904
	(Cost $1,519,146)

	Master Limited Partnerships — 14.1%
	Independent Power and Renewable Electricity Producers — 9.7%
1,100	Brookfield Renewable Partners, L.P. (CAD)	53,703
2,862	NextEra Energy Partners, L.P. (d)	162,476
		216,179

Shares/ Units	Description	Value
	Master Limited Partnerships (Continued)
	Oil, Gas & Consumable Fuels — 4.4%
2,424	TC PipeLines, L.P.	$96,766
	Total Master Limited Partnerships — 14.1%	312,945
	(Cost $268,976)

	Money Market Funds — 10.0%
221,557	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.45% (e)	221,557
	(Cost $221,557)

	Total Investments — 99.9%	2,210,406
	(Cost $2,009,679) (f)
	Net Other Assets and Liabilities — 0.1%	2,022
	Net Assets — 100.0%	$2,212,428

(a)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of January 31, 2020.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $210,206 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,479. The net unrealized appreciation was $200,727.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,632,712	$43,192	$—
Master Limited Partnerships*	312,945	—	—
Money Market Funds	221,557	—	—
Total Investments	$2,167,214	$43,192	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

January 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 88.3%

	Aerospace & Defense — 1.4%
$19,115,475	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/09/23	$19,091,581
5,466,510	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	05/30/25	5,461,043
				24,552,624
	Alternative Carriers — 0.7%
12,324,067	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	03/01/27	12,296,338

	Application Software — 7.0%
12,384,114	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	04/26/24	12,393,773
1,986,462	Go Daddy Operating Company, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	02/15/24	1,988,946
17,254,534	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.15%	07/01/24	17,316,478
3,381,724	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	02/02/22	3,383,855
1,764,136	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	08/06/22	1,767,911
3,128,496	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/21/24	3,105,814
21,127,020	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/21/24	20,973,849
9,982,431	Micro Focus International (MA Financeco LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	11/19/21	9,972,050
7,325,624	Mitchell International, Inc., Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	11/30/24	7,240,939
6,065,139	NCR Corp., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	08/28/26	6,084,123
2,300,620	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	6.13%	04/26/24	2,308,281
13,333,823	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.38%	04/26/24	13,325,556
13,907,690	RP Crown Parent, LLC (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	10/12/23	13,954,002
4,982,214	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/05/24	4,997,260
306,377	Ultimate Software Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	05/03/26	307,477
				119,120,314
	Asset Management & Custody Banks — 0.2%
2,316,076	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	03/01/25	2,318,253
1,156,247	Victory Capital Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	07/01/26	1,163,185
				3,481,438
	Auto Parts & Equipment — 1.5%
6,017,592	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.92%	04/06/24	5,993,160
15,144,693	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	03/31/24	15,108,346

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Auto Parts & Equipment (Continued)
$2,794,557	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.15% - 5.30%	06/30/24	$1,612,124
5,744,368	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	06/30/24	3,313,811
				26,027,441
	Automotive Retail — 0.1%
273,443	IAA Spinco, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.94%	06/28/26	275,152
581,081	KAR Auction Services, Inc. (Adesa), Term Loan B-6, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.94%	09/19/26	584,957
				860,109
	Broadcasting — 4.5%
7,013,110	Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.40%	03/31/26	7,056,662
3,855,737	Diamond Sports Group LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	08/23/26	3,849,722
7,907,874	E.W. Scripps Co., Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	05/01/26	7,945,437
891,125	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.16%	11/17/24	895,955
5,489,186	Gray Television, Inc., Term Loan C, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.28%	01/02/26	5,509,771
18,065,637	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	5.78%	04/29/26	18,079,186
19,689,783	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.53%	09/19/26	19,768,542
1,650,621	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.03%	01/17/24	1,651,908
8,152,437	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	01/17/24	8,158,795
4,316,500	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	01/03/24	4,320,816
				77,236,794
	Building Products — 1.8%
2,326,940	Beacon Roofing Supply, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	01/02/25	2,326,940
7,995,468	JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.94%	12/14/24	8,007,141
20,784,113	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	01/31/27	20,784,113
				31,118,194
	Cable & Satellite — 2.7%
5,249,998	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	07/17/25	5,253,725
11,324,610	Cablevision (aka CSC Holdings, LLC), October 2018 Incremental Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.93%	01/15/26	11,335,255
11,260,803	Cablevision (aka CSC Holdings, LLC), September 2019 Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.18%	04/15/27	11,285,464
975,131	Mediacom Broadband LLC, Term Loan N, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.32%	02/15/24	978,788

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Cable & Satellite (Continued)
$2,112,171	Radiate HoldCo, LLC (RCN), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	02/01/24	$2,112,403
14,521,500	Virgin Media Investment Holdings Ltd., Term Loan N, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.18%	01/31/28	14,517,870
				45,483,505
	Casinos & Gaming — 7.7%
6,841,665	Aristocrat Technologies, Inc., Term Loan B-3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	3.58%	10/19/24	6,852,338
27,710,529	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	12/22/24	27,681,987
21,518,714	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	04/18/24	21,528,613
10,645,727	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40% - 4.41%	10/04/23	10,660,099
2,119,174	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.57%	03/23/25	2,121,823
7,567,428	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	08/14/24	7,540,942
30,181,550	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.44%	07/10/25	30,333,967
13,208,971	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.25% Floor	4.15%	01/31/27	13,208,971
5,226,853	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	05/10/26	5,238,039
6,488,296	VICI Properties 1 LLC (Caesars), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.41%	12/22/24	6,489,140
				131,655,919
	Coal & Consumable Fuels — 0.1%
2,977,273	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	03/31/25	2,381,818

	Communications Equipment — 0.3%
4,499,383	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	04/06/26	4,491,869

	Construction & Engineering — 0.0%
542,297	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/24/26	545,470

	Electric Utilities — 0.6%
9,522,372	Vistra Operations Co. LLC (TEX/TXU), Term Loan B3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40% - 3.42%	12/31/25	9,551,606

	Environmental & Facilities Services — 1.3%
7,020,932	GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	05/31/25	6,998,114
14,677,762	Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.92%	12/04/24	14,631,967
1,000,000	Servicemaster (The) Co., LLC, Term Loan D, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.44%	10/31/26	1,003,440
				22,633,521

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Food Distributors — 0.3%
$4,550,786	US Foods, Inc., 2019 Incremental Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	08/31/26	$4,565,257

	Food Retail — 0.6%
10,831,245	Albertson’s LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	08/15/26	10,831,245

	Health Care Facilities — 1.2%
252,054	Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	02/11/22	252,724
5,002,395	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	02/16/23	5,015,702
2,558,512	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	07/02/25	2,564,908
11,981,357	Select Medical Corp., Term Loan B, 6 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	03/06/25	12,026,287
				19,859,621
	Health Care Services — 7.8%
1,151,552	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 2 Mo. LIBOR + 6.13%, 1.00% Floor	7.92%	01/16/23	1,143,871
1,583,075	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%	03/14/25	1,523,709
7,789,756	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.91%	04/28/22	7,602,335
6,946,349	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	04/21/24	5,956,494
8,264,954	Athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	6.40%	02/15/26	8,285,617
30,603,129	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	30,702,589
17,730,591	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	08/12/26	17,738,038
11,625,319	DuPage Medical Group (Midwest Physician Admin. Services LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	08/15/24	11,556,265
23,736,571	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	10/10/25	19,907,387
10,331,172	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	08/31/24	10,290,261
8,230,459	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	02/06/24	6,563,791
5,303,030	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	6.65%	06/28/26	5,252,227
6,471,449	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.15%	08/27/25	6,494,099
1,242,000	Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	04/30/26	1,246,658
				134,263,341
	Health Care Technology — 1.6%
22,659,706	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	03/01/24	22,656,081
5,255,767	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.15%	07/25/26	5,273,846
				27,929,927

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Hotels, Resorts & Cruise Lines — 0.2%
$3,601,125	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	11/30/23	$3,621,147

	Household Appliances — 0.3%
5,120,423	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	09/25/24	4,838,800

	Human Resource & Employment Services — 0.7%
11,812,410	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	05/01/24	11,838,279

	Hypermarkets & Super Centers — 1.0%
17,181,985	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/03/24	17,244,355

	Insurance Brokers — 9.2%
1,657,823	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.92%	05/10/25	1,656,580
33,291,371	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	05/09/25	33,214,468
42,055,861	AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40% - 4.48%	01/25/24	42,301,046
4,225,714	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.16%	10/22/24	4,222,545
9,490,620	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	01/31/27	9,523,837
2,898,551	HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.90%	04/25/25	2,918,493
98,881	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	5.28%	04/25/25	98,578
38,860,253	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.27%	04/25/25	38,741,341
3,306,890	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	01/06/24	3,300,409
22,166,587	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.94%	05/15/24	22,072,379
				158,049,676
	Integrated Telecommunication Services — 1.4%
13,746,157	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	03/15/27	13,724,713
8,886,247	Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	07/31/25	8,791,875
1,994,898	Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	5.36%	01/31/26	1,984,923
				24,501,511
	Interactive Home Entertainment — 0.2%
3,801,889	Playtika Holding Corp., Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.65%	11/30/24	3,837,855

	Investment Banking & Brokerage — 0.6%
10,445,891	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.15%	02/28/26	10,465,529

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Leisure Facilities — 0.9%
$17,057,351	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.69%	09/18/24	$16,161,840

	Life Sciences Tools & Services — 0.5%
4,741,856	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.56%	11/15/27	4,764,095
3,083,621	Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.01%	05/31/25	3,047,974
				7,812,069
	Managed Health Care — 2.2%
30,043,286	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	06/07/23	29,494,996
8,706,340	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	12/02/24	8,668,293
				38,163,289
	Metal & Glass Containers — 1.0%
16,809,696	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.78%	07/01/26	16,871,051

	Movies & Entertainment — 2.2%
8,373,723	AMC Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	04/22/26	8,376,737
23,152,261	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/05/25	22,920,738
5,632,455	PUG LLC (Stubhub), Term Loan B, 2 Mo. LIBOR + 3.50%, 0.00% Floor	5.17%	01/31/27	5,618,374
				36,915,849
	Other Diversified Financial Services — 4.5%
32,397,654	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	04/04/24	32,377,567
21,911,675	Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	02/13/25	21,939,065
20,890,968	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	10/01/25	21,085,045
1,113,813	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	05/17/26	1,117,300
				76,518,977
	Packaged Foods & Meats — 1.2%
871,622	B&G Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	09/30/26	873,435
1,290,817	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.65%	10/21/24	1,310,180
3,518,835	Froneri International Ltd., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	01/31/27	3,527,632
4,714,138	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90% - 4.01%	08/03/25	4,097,592
29,911	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	4.01%	08/03/25	25,999
8,990,549	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.03%	08/03/25	9,615,264

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Packaged Foods & Meats (Continued)
$1,119,317	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.43%	07/07/24	$1,130,510
				20,580,612
	Paper Packaging — 2.2%
4,022,727	Reynolds Consumer Products LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.50%	01/31/27	4,039,502
33,338,895	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/05/23	33,365,567
				37,405,069
	Pharmaceuticals — 6.8%
1,632,024	Akorn, Inc., Loan, 1 Mo. LIBOR + 10.00%, 1.00% Floor	11.81%	04/16/21	1,567,429
41,067,800	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.67%	06/01/25	41,211,537
23,676,171	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	22,788,314
13,139,680	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	10/15/25	13,191,713
5,761,015	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.69%	09/24/24	4,811,888
1,628,487	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.91%	02/24/25	1,352,328
11,665,117	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	09/27/24	11,482,908
19,400,850	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	08/18/22	19,382,031
				115,788,148
	Railroads — 0.1%
1,167,927	Genesee & Wyoming, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.96%	11/05/26	1,173,276

	Real Estate Services — 0.2%
3,909,865	Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	02/08/25	3,862,947

	Research & Consulting Services — 0.2%
1,056,217	Clarivate Analytics PLC (Camelot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	10/31/26	1,060,442
1,569,600	Trans Union LLC, Term Loan B5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.55%	11/13/26	1,574,371
				2,634,813
	Restaurants — 1.8%
29,443,628	1011778 B.C. Unlimited Liability Co. (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	11/14/26	29,392,102
1,883,557	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.38%	02/05/25	1,886,156
				31,278,258
	Security & Alarm Services — 0.1%
1,713,163	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	6.66%	10/30/26	1,722,808

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Semiconductors — 0.2%
$2,002,562	ON Semiconductor Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	09/19/26	$2,010,332
1,627,057	Western Digital Corp., U.S., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/29/23	1,626,374
				3,636,706
	Specialized Consumer Services — 2.1%
1,188,166	Aramark Services, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.47%	12/31/26	1,189,651
6,547,400	Asurion LLC, Replacement B-2 Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.15%	08/04/25	6,644,563
1,087,646	Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	08/04/22	1,089,278
16,548,180	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	11/03/23	16,560,592
10,167,251	Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	11/03/24	10,171,521
				35,655,605
	Specialty Chemicals — 0.4%
7,283,899	H.B. Fuller Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.66%	10/20/24	7,286,376

	Systems Software — 5.9%
21,730,650	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.19%	09/13/24	21,786,063
2,331,175	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.94%	09/13/25	2,383,627
1,971,905	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.25%, 1.00% Floor	4.19%	09/30/23	1,973,877
7,475,142	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	08/22/25	7,496,147
8,086,796	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	09/30/24	8,110,086
5,498,404	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.28%	06/13/24	5,434,293
14,659,994	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	04/24/22	12,597,480
10,561,505	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.81%	02/28/27	10,568,158
7,446,571	SS&C European Holdings, S.A.R.L., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/16/25	7,445,007
5,163,075	SS&C European Holdings, S.A.R.L., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/16/25	5,161,991
6,247,460	SS&C European Holdings, S.A.R.L., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.40%	04/16/25	6,241,088
4,959,583	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	03/15/26	4,922,386
6,637,553	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	06/15/25	6,557,371
				100,677,574
	Technology Hardware, Storage & Peripherals — 0.8%
14,465,113	Dell International LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	3.65%	09/16/25	14,515,452
	Total Senior Floating-Rate Loan Interests			1,511,944,222
	(Cost $1,523,633,409)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 7.4%

	Alternative Carriers — 0.0%
$366,000	Level 3 Financing, Inc.	5.38%	08/15/22	$367,555
500,000	Level 3 Financing, Inc.	5.13%	05/01/23	503,393
				870,948
	Application Software — 0.1%
1,070,000	Infor US, Inc.	6.50%	05/15/22	1,079,930

	Auto Parts & Equipment — 0.4%
6,939,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	7,045,250

	Broadcasting — 2.6%
2,541,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (c)	5.38%	08/15/26	2,535,857
3,848,000	E.W. Scripps (The) Co. (c)	5.13%	05/15/25	3,955,417
7,343,000	Gray Television, Inc. (c)	5.13%	10/15/24	7,596,958
2,148,000	Gray Television, Inc. (c)	5.88%	07/15/26	2,251,319
9,889,000	Nexstar Broadcasting, Inc. (c)	5.63%	08/01/24	10,305,178
1,580,000	Nexstar Broadcasting, Inc. (c)	5.63%	07/15/27	1,664,719
14,626,000	Sinclair Television Group, Inc. (c)	5.63%	08/01/24	15,076,993
791,000	Sinclair Television Group, Inc. (c)	5.88%	03/15/26	832,253
				44,218,694
	Cable & Satellite — 0.1%
125,000	CCO Holdings LLC / CCO Holdings Capital Corp. (c)	5.88%	04/01/24	129,271
1,621,000	CSC Holdings LLC (c)	5.50%	05/15/26	1,702,094
				1,831,365
	Casinos & Gaming — 0.2%
1,350,000	Eldorado Resorts, Inc.	7.00%	08/01/23	1,399,772
1,906,000	Golden Nugget, Inc. (c)	6.75%	10/15/24	1,963,542
618,000	VICI Properties LP / VICI Note Co., Inc. (c)	3.50%	02/15/25	628,577
				3,991,891
	Coal & Consumable Fuels — 0.3%
4,900,000	Peabody Energy Corp. (c)	6.00%	03/31/22	4,557,000

	Diversified Real Estate Activities — 0.0%
250,000	KB Home	7.00%	12/15/21	268,225

	Food Retail — 0.2%
4,242,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (c)	3.50%	02/15/23	4,327,603

	Health Care Facilities — 1.8%
3,478,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	3,531,613
8,080,000	Tenet Healthcare Corp.	8.13%	04/01/22	8,842,106
6,130,000	Tenet Healthcare Corp. (c)	4.63%	09/01/24	6,321,563
8,764,000	Tenet Healthcare Corp. (c)	4.88%	01/01/26	9,098,127
3,008,000	Tenet Healthcare Corp. (c)	5.13%	11/01/27	3,169,680
				30,963,089
	Health Care Services — 0.2%
1,608,000	DaVita, Inc.	5.13%	07/15/24	1,647,533
1,023,000	MEDNAX, Inc. (c)	5.25%	12/01/23	1,045,593
				2,693,126
	Insurance Brokers — 0.5%
6,490,000	AmWINS Group, Inc. (c)	7.75%	07/01/26	7,103,321

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Insurance Brokers (Continued)
$893,000	HUB International Ltd. (c)	7.00%	05/01/26	$928,743
				8,032,064
	Managed Health Care — 0.6%
10,000,000	MPH Acquisition Holdings LLC (c)	7.13%	06/01/24	9,711,100
976,000	Polaris Intermediate Corp. (c) (d)	8.50%	12/01/22	910,126
				10,621,226
	Movies & Entertainment — 0.1%
1,497,000	AMC Entertainment Holdings, Inc.	5.75%	06/15/25	1,335,451

	Paper Packaging — 0.1%
1,000,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (c)	7.00%	07/15/24	1,034,375

	Real Estate Services — 0.1%
2,140,000	Realogy Group LLC / Realogy Co-Issuer Corp. (c)	5.25%	12/01/21	2,158,190

	Trading Companies & Distributors — 0.1%
250,000	United Rentals North America, Inc.	5.88%	09/15/26	266,569
1,099,000	United Rentals North America, Inc.	6.50%	12/15/26	1,195,822
				1,462,391
	Total Corporate Bonds and Notes			126,490,818
	(Cost $123,537,055)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 1.9%

	Capital Markets — 1.9%
533,500	First Trust Enhanced Short Maturity ETF (e)	32,079,355
	Total Exchange-Traded Funds	32,079,355
	(Cost $31,993,995)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 0.2%

	Cable & Satellite — 0.1%
$1,500,000	Virgin Media Secured Finance PLC (c)	5.50%	08/15/26	1,576,639

	Diversified Real Estate Activities — 0.0%
250,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (c)	5.88%	04/15/23	270,103

	Pharmaceuticals — 0.0%
611,000	Bausch Health Cos., Inc. (c)	5.88%	05/15/23	616,728
250,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (c)	5.63%	10/15/23	99,479
				716,207
	Restaurants — 0.1%
1,000,000	1011778 BC ULC / New Red Finance, Inc. (c)	5.00%	10/15/25	1,033,785
	Total Foreign Corporate Bonds and Notes			3,596,734
	(Cost $3,617,110)

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Shares	Description	Value

RIGHTS — 0.0%

	Electric Utilities — 0.0%
4,887	Vista Energy Corp. (f) (g)	$5,051

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Corporate Claim Trust (f) (g) (h) (i)	0
		0
	Total Rights	5,051
	(Cost $8,491)

MONEY MARKET FUNDS — 6.6%

113,529,826	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.45% (j)	113,529,826
	(Cost $113,529,826)
	Total Investments — 104.4%	1,787,646,006
	(Cost $1,796,319,886) (k)
	Net Other Assets and Liabilities — (4.4)%	(75,828,593)
	Net Assets — 100.0%	$1,711,817,413

1

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $102,604,333 or 6.0% of net assets.
(d)	Senior Payment-in-kind (“PIK”) Toggle Note. The issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 through January 31, 2020), this security paid all of its interest in cash.
(e)	Investment in an affiliated fund.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Non-income producing security.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(j)	Rate shown reflects yield as of January 31, 2020.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,114,410 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,788,290. The net unrealized depreciation was $8,673,880.

LIBOR - London Interbank Offered Rate

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

	Total Value at 1/31/2020		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,511,944,222		$—	$1,511,944,222	$—
Corporate Bonds and Notes*	126,490,818		—	126,490,818	—
Exchange-Traded Funds*	32,079,355		32,079,355	—	—
Foreign Corporate Bonds and Notes*	3,596,734		—	3,596,734	—
Rights
Electric Utilities	5,051		—	5,051	—
Life Science Tools & Services	—	**	—	—	—	**
Money Market Funds	113,529,826		113,529,826	—	—
Total Investments	$1,787,646,006		$145,609,181	$1,642,036,825	$—	**

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2020, and for the fiscal year-to-date period (November 1, 2019 to January 31, 2020) are as follows:
	Shares at	Value at			Change in Unrealized Appreciation	Realized Gain	Value at	Dividend
Security Name	01/31/2020	10/31/2019	Purchases	Sales	(Depreciation)	(Loss)	01/31/2020	Income
First Trust Enhanced Short Maturity ETF	533,500	$32,058,015	$ —	$ —	$ 21,340	$ —	$ 32,079,355	$ 165,652

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 58.0%

	Aerospace & Defense — 0.1%
$1,000,000	TransDigm, Inc. (a)	6.25%	03/15/26	$1,080,374

	Alternative Carriers — 0.4%
420,000	Level 3 Financing, Inc.	5.38%	08/15/22	421,785
500,000	Level 3 Financing, Inc.	5.13%	05/01/23	503,393
2,000,000	Level 3 Financing, Inc.	5.38%	01/15/24	2,029,990
500,000	Level 3 Financing, Inc. (a)	3.40%	03/01/27	514,575
3,000,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	3,088,110
				6,557,853
	Application Software — 0.6%
9,320,000	Infor US, Inc. (b)	6.50%	05/15/22	9,406,490

	Auto Parts & Equipment — 0.6%
7,061,000	American Axle & Manufacturing, Inc. (b)	6.63%	10/15/22	7,169,118
1,000,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	1,029,185
				8,198,303
	Automotive Retail — 0.3%
1,092,000	IAA, Inc. (a)	5.50%	06/15/27	1,160,796
3,819,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	3,925,607
				5,086,403
	Broadcasting — 10.0%
5,000,000	Cumulus Media New Holdings, Inc. (a)	6.75%	07/01/26	5,265,620
5,090,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	5,079,698
7,879,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	6.63%	08/15/27	7,381,441
10,289,000	EW Scripps (The) Co. (a)	5.13%	05/15/25	10,576,217
26,086,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	27,340,737
5,500,000	Gray Television, Inc. (a)	7.00%	05/15/27	5,998,575
1,600,000	iHeartCommunications, Inc. (a)	5.25%	08/15/27	1,670,960
1,000,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	1,021,120
16,392,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	08/01/24	17,081,857
8,187,000	Nexstar Broadcasting, Inc. (a)	5.63%	07/15/27	8,625,987
12,355,000	Scripps Escrow, Inc. (a)	5.88%	07/15/27	12,995,607
19,421,000	Sinclair Television Group, Inc. (a) (b)	5.63%	08/01/24	20,019,847
10,599,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	11,151,764
5,394,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	5,537,467
2,000,000	Sinclair Television Group, Inc. (a)	5.50%	03/01/30	2,048,700
2,000,000	Sirius XM Radio, Inc. (a)	4.63%	07/15/24	2,077,920
500,000	TEGNA, Inc. (a)	4.63%	03/15/28	503,437
8,000,000	TEGNA, Inc. (a)	5.00%	09/15/29	8,110,000
				152,486,954
	Building Products — 1.2%
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	1,010,090
2,388,000	CEMEX Finance LLC (a)	6.00%	04/01/24	2,450,661
235,000	Jeld-Wen, Inc. (a)	4.63%	12/15/25	240,385
2,085,000	Jeld-Wen, Inc. (a)	4.88%	12/15/27	2,163,912
6,785,000	Lennar Corp. (b)	5.25%	06/01/26	7,533,708
2,500,000	Standard Industries, Inc. (a)	5.50%	02/15/23	2,543,725
417,000	Standard Industries, Inc. (a)	5.38%	11/15/24	429,506
295,000	Standard Industries, Inc. (a)	6.00%	10/15/25	308,641

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Building Products (Continued)
$892,000	Standard Industries, Inc. (a)	5.00%	02/15/27	$931,981
				17,612,609
	Cable & Satellite — 3.6%
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	5.75%	01/15/24	1,536,247
2,175,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.88%	04/01/24	2,249,309
5,076,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.75%	02/15/26	5,335,840
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	2,094,645
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,960,633
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	535,925
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	2,059,950
12,107,000	CSC Holdings LLC (a) (b)	7.75%	07/15/25	12,788,140
9,183,000	CSC Holdings LLC (a) (b)	5.50%	05/15/26	9,642,403
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	870,679
1,800,000	CSC Holdings LLC (a)	5.38%	02/01/28	1,912,181
800,000	CSC Holdings LLC (a)	7.50%	04/01/28	912,018
10,200,000	CSC Holdings LLC (a)	5.75%	01/15/30	10,977,954
				53,875,924
	Casinos & Gaming — 6.3%
2,955,000	Boyd Gaming Corp.	6.38%	04/01/26	3,147,370
500,000	Boyd Gaming Corp. (a)	4.75%	12/01/27	512,175
17,488,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a) (b)	5.25%	10/15/25	17,792,291
3,863,000	Eldorado Resorts, Inc.	6.00%	04/01/25	4,050,413
426,000	Eldorado Resorts, Inc.	6.00%	09/15/26	467,801
4,430,000	Golden Nugget, Inc. (a)	6.75%	10/15/24	4,563,742
3,000,000	Golden Nugget, Inc. (a)	8.75%	10/01/25	3,159,780
1,500,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	5.75%	02/01/27	1,670,625
8,600,000	MGM Resorts International (b)	7.75%	03/15/22	9,540,152
5,100,000	MGM Resorts International (b)	6.00%	03/15/23	5,606,353
6,950,000	MGM Resorts International	5.75%	06/15/25	7,765,304
1,000,000	MGM Resorts International	5.50%	04/15/27	1,101,850
4,439,000	Penn National Gaming, Inc. (a)	5.63%	01/15/27	4,671,837
10,045,000	Station Casinos LLC (a) (b)	5.00%	10/01/25	10,305,668
1,000,000	Station Casinos LLC (a)	4.50%	02/15/28	1,000,960
6,000,000	Twin River Worldwide Holdings, Inc. (a)	6.75%	06/01/27	6,347,085
556,000	VICI Properties LP / VICI Note Co., Inc. (a)	3.50%	02/15/25	565,516
500,000	VICI Properties LP / VICI Note Co., Inc. (a)	4.25%	12/01/26	514,083
2,000,000	VICI Properties LP / VICI Note Co., Inc. (a)	3.75%	02/15/27	2,013,750
2,000,000	VICI Properties LP / VICI Note Co., Inc. (a)	4.13%	08/15/30	2,029,350
6,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.50%	03/01/25	6,269,940
2,410,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.25%	05/15/27	2,503,388
				95,599,433
	Coal & Consumable Fuels — 0.1%
483,000	Peabody Energy Corp. (a)	6.00%	03/31/22	449,190
967,000	Peabody Energy Corp. (a)	6.38%	03/31/25	805,028
				1,254,218
	Consumer Finance — 0.4%
5,406,000	FirstCash, Inc. (a)	5.38%	06/01/24	5,590,696

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Diversified Metals & Mining — 0.2%
$2,500,000	Freeport-McMoRan, Inc.	5.00%	09/01/27	$2,592,250

	Diversified Real Estate Activities — 1.7%
5,810,000	KB Home (b)	7.00%	12/15/21	6,233,549
1,883,000	KB Home	7.63%	05/15/23	2,127,442
500,000	MDC Holdings, Inc.	3.85%	01/15/30	503,287
1,000,000	Meritage Homes Corp.	7.00%	04/01/22	1,092,812
4,302,000	PulteGroup, Inc.	5.50%	03/01/26	4,817,476
500,000	Taylor Morrison Communities, Inc. (a)	5.75%	01/15/28	548,924
290,000	TRI Pointe Group, Inc.	5.25%	06/01/27	308,951
9,914,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	10,785,589
				26,418,030
	Electric Utilities — 0.2%
3,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	3,125,550

	Fertilizers & Agricultural Chemicals — 0.0%
250,000	Scotts Miracle-Gro (The) Co. (a)	4.50%	10/15/29	259,069

	Financial Exchanges & Data — 0.0%
250,000	MSCI, Inc. (a)	4.00%	11/15/29	255,775

	Food Retail — 0.4%
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	4.63%	01/15/27	3,047,190
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	5.88%	02/15/28	3,208,050
				6,255,240
	Health Care Equipment — 0.0%
250,000	Hill-Rom Holdings, Inc. (a)	4.38%	09/15/27	256,337

	Health Care Facilities — 5.4%
3,000,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	3,046,245
2,318,000	Acadia Healthcare Co., Inc.	6.50%	03/01/24	2,393,573
250,000	Encompass Health Corp.	5.13%	03/15/23	254,479
8,345,000	Encompass Health Corp. (b)	5.75%	11/01/24	8,464,459
250,000	Encompass Health Corp.	5.75%	09/15/25	260,729
200,000	Encompass Health Corp.	4.50%	02/01/28	206,378
200,000	Encompass Health Corp.	4.75%	02/01/30	208,370
1,000,000	HCA, Inc.	5.38%	02/01/25	1,119,685
6,530,000	HCA, Inc.	5.88%	02/15/26	7,513,418
7,250,000	Select Medical Corp. (a)	6.25%	08/15/26	7,834,821
34,514,000	Tenet Healthcare Corp. (b)	8.13%	04/01/22	37,769,360
7,492,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	7,777,632
4,281,000	Tenet Healthcare Corp. (a)	5.13%	11/01/27	4,511,104
1,000,000	Universal Health Services, Inc. (a)	5.00%	06/01/26	1,051,597
				82,411,850
	Health Care Services — 2.4%
7,300,000	DaVita, Inc.	5.13%	07/15/24	7,479,470
1,976,000	DaVita, Inc.	5.00%	05/01/25	2,027,801
16,225,000	MEDNAX, Inc. (a) (b)	5.25%	12/01/23	16,583,329
8,821,000	MEDNAX, Inc. (a)	6.25%	01/15/27	9,008,667
1,751,000	Vizient, Inc. (a)	6.25%	05/15/27	1,892,398
				36,991,665

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Health Care Technology — 1.0%
$14,663,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	$14,970,483

	Hotels, Resorts & Cruise Lines — 0.3%
4,500,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.63%	04/01/25	4,614,368

	Human Resource & Employment Services — 0.8%
11,200,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	6.75%	06/01/25	11,619,888

	Independent Power Producers & Energy Traders — 0.3%
5,000,000	Calpine Corp. (a)	5.13%	03/15/28	4,978,125

	Industrial Conglomerates — 0.0%
235,000	RBS Global, Inc. / Rexnord LLC (a)	4.88%	12/15/25	240,837

	Insurance Brokers — 3.8%
5,000,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	5,284,250
25,986,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	28,441,742
804,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	820,072
15,376,000	HUB International Ltd. (a)	7.00%	05/01/26	15,991,424
6,192,000	USI, Inc. (a)	6.88%	05/01/25	6,362,342
				56,899,830
	Integrated Telecommunication Services — 1.6%
5,320,000	CenturyLink, Inc.	5.80%	03/15/22	5,616,909
5,000,000	Zayo Group LLC / Zayo Capital, Inc. (c)	6.38%	05/15/25	5,120,425
12,851,000	Zayo Group LLC / Zayo Capital, Inc. (a) (b) (c)	5.75%	01/15/27	13,159,392
				23,896,726
	Internet Services & Infrastructure — 0.2%
2,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	2,626,500

	Investment Banking & Brokerage — 0.4%
5,740,000	LPL Holdings, Inc. (a)	5.75%	09/15/25	5,998,243
500,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	510,000
				6,508,243
	IT Consulting & Other Services — 0.2%
725,000	CDK Global, Inc.	5.88%	06/15/26	771,654
2,000,000	CDK Global, Inc.	4.88%	06/01/27	2,102,555
				2,874,209
	Leisure Facilities — 2.1%
250,000	Cedar Fair LP (a)	5.25%	07/15/29	264,212
1,850,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	1,963,641
8,976,000	Constellation Merger Sub, Inc. (a)	8.50%	09/15/25	8,194,325
20,250,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	20,722,534
1,000,000	Six Flags Entertainment Corp. (a)	5.50%	04/15/27	1,037,000
				32,181,712
	Managed Health Care — 2.8%
2,667,000	Centene Corp.	6.13%	02/15/24	2,757,011
2,000,000	Centene Corp. (a)	4.75%	01/15/25	2,068,330
1,500,000	Centene Corp. (a)	4.25%	12/15/27	1,566,525
1,000,000	Centene Corp. (a)	4.63%	12/15/29	1,076,750
27,702,000	MPH Acquisition Holdings LLC (a) (b)	7.13%	06/01/24	26,901,689

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Managed Health Care (Continued)
$8,894,000	Polaris Intermediate Corp. (a) (e)	8.50%	12/01/22	$8,293,713
				42,664,018
	Metal & Glass Containers — 0.6%
2,000,000	Berry Global, Inc.	5.50%	05/15/22	2,019,986
6,550,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	7,319,625
200,000	Silgan Holdings, Inc. (a)	4.13%	02/01/28	199,300
				9,538,911
	Movies & Entertainment — 0.7%
5,603,000	AMC Entertainment Holdings, Inc. (b)	5.75%	06/15/25	4,998,352
4,254,000	Cinemark USA, Inc. (b)	4.88%	06/01/23	4,317,767
828,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	884,178
1,000,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	1,030,650
				11,230,947
	Oil & Gas Exploration & Production — 0.0%
3,250,000	Sanchez Energy Corp. (d) (f) (g)	7.75%	06/15/21	170,787
3,125,000	Sanchez Energy Corp. (d) (f) (g)	6.13%	01/15/23	170,313
				341,100
	Oil & Gas Refining & Marketing — 0.0%
415,000	Murphy Oil USA, Inc.	5.63%	05/01/27	447,307

	Oil & Gas Storage & Transportation — 1.0%
14,533,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (b)	6.25%	04/01/23	14,696,278

	Packaged Foods & Meats — 1.5%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	2,240,293
250,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	263,756
6,815,000	Post Holdings, Inc. (a)	5.50%	03/01/25	7,073,391
8,996,000	Post Holdings, Inc. (a) (b)	5.00%	08/15/26	9,305,013
3,240,000	Post Holdings, Inc. (a)	5.75%	03/01/27	3,425,725
1,000,000	Post Holdings, Inc. (a)	5.50%	12/15/29	1,060,500
				23,368,678
	Paper Packaging — 1.2%
16,677,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (a) (b)	7.00%	07/15/24	17,250,272
1,000,000	Sealed Air Corp. (a)	4.00%	12/01/27	1,007,500
				18,257,772
	Personal Products — 0.0%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	261,875

	Pharmaceuticals — 1.6%
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	527,250
250,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	254,108
4,028,000	Eagle Holding Co. II LLC (a) (h)	7.63%	05/15/22	4,078,322
1,000,000	Eagle Holding Co. II LLC (a) (i)	7.75%	05/15/22	1,011,780
6,500,000	Horizon Therapeutics USA, Inc. (a)	5.50%	08/01/27	6,942,975
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	838,858
7,683,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC (a) (b)	6.38%	08/01/23	7,913,413

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Pharmaceuticals (Continued)
$3,000,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	$3,060,075
				24,626,781
	Real Estate Services — 0.1%
1,738,000	Realogy Group LLC / Realogy Co-Issuer Corp. (a)	5.25%	12/01/21	1,752,773

	Restaurants — 0.1%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	697,629

	Security & Alarm Services — 0.1%
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	2,107,007

	Semiconductors — 0.0%
350,000	Qorvo, Inc. (a)	4.38%	10/15/29	366,406

	Specialized Consumer Services — 0.2%
2,000,000	Aramark Services, Inc.	4.75%	06/01/26	2,084,645
481,000	Aramark Services, Inc. (a)	5.00%	02/01/28	504,737
				2,589,382
	Specialty Stores — 0.0%
100,000	Mattel, Inc. (a)	5.88%	12/15/27	105,300
200,000	QVC, Inc.	4.75%	02/15/27	202,136
				307,436
	Systems Software — 0.2%
250,000	PTC, Inc. (a)	3.63%	02/15/25	252,813
250,000	PTC, Inc. (a)	4.00%	02/15/28	253,125
2,000,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	2,119,350
				2,625,288
	Technology Distributors — 0.1%
1,000,000	CDW LLC / CDW Finance Corp.	4.25%	04/01/28	1,043,100

	Technology Hardware, Storage & Peripherals — 2.1%
1,222,000	Dell International LLC / EMC Corp. (a)	5.88%	06/15/21	1,235,747
22,225,000	Dell International LLC / EMC Corp. (a) (b)	7.13%	06/15/24	23,391,813
6,440,000	Dell International LLC / EMC Corp. (a)	6.02%	06/15/26	7,525,479
				32,153,039
	Trading Companies & Distributors — 0.4%
940,000	Ashtead Capital, Inc. (a)	4.13%	08/15/25	968,590
250,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	256,875
250,000	United Rentals North America, Inc.	5.50%	07/15/25	259,196
2,948,000	United Rentals North America, Inc.	5.88%	09/15/26	3,143,379
764,000	United Rentals North America, Inc.	6.50%	12/15/26	831,308
945,000	United Rentals North America, Inc.	5.50%	05/15/27	1,006,260
				6,465,608
	Wireless Telecommunication Services — 0.7%
7,769,000	SBA Communications Corp. (b)	4.88%	09/01/24	8,053,850
250,000	SBA Communications Corp. (a)	3.88%	02/15/27	254,063
1,180,000	T-Mobile USA, Inc.	5.13%	04/15/25	1,218,114

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Wireless Telecommunication Services (Continued)
$416,000	T-Mobile USA, Inc.	4.50%	02/01/26	$428,596
				9,954,623
	Total Corporate Bonds			882,221,902
	(Cost $860,957,487)

FOREIGN CORPORATE BONDS — 6.3%

	Application Software — 0.1%
1,000,000	Open Text Corp. (a)	5.88%	06/01/26	1,058,100
	Building Products — 0.8%
9,000,000	Cemex SAB de C.V. (a) (b)	7.75%	04/16/26	9,826,650
1,000,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	1,067,750
100,000	Masonite International Corp. (a)	5.75%	09/15/26	106,285
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	1,054,662
				12,055,347
	Cable & Satellite — 1.1%
6,183,000	Virgin Media Finance PLC (a)	6.00%	10/15/24	6,387,132
1,654,000	Virgin Media Finance PLC (a)	5.75%	01/15/25	1,708,442
7,073,000	Virgin Media Secured Finance PLC (a) (b)	5.50%	08/15/26	7,434,377
2,000,000	Virgin Media Secured Finance PLC (a)	5.50%	05/15/29	2,108,700
				17,638,651
	Casinos & Gaming — 0.3%
4,500,000	International Game Technology PLC (a)	6.25%	02/15/22	4,721,760
200,000	International Game Technology PLC (a)	6.25%	01/15/27	224,870
				4,946,630
	Diversified Real Estate Activities — 0.4%
5,346,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.88%	04/15/23	5,775,898
804,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.63%	03/01/24	870,664
				6,646,562
	Diversified Support Services — 0.1%
950,000	Ritchie Bros Auctioneers, Inc. (a)	5.38%	01/15/25	988,793

	Environmental & Facilities Services — 0.0%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	516,175

	Metal & Glass Containers — 0.2%
3,200,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	3,377,997

	Paper Packaging — 0.0%
100,000	Cascades, Inc./Cascades USA, Inc. (a)	5.13%	01/15/26	103,500

	Pharmaceuticals — 2.4%
703,000	Bausch Health Cos., Inc. (a) (b)	5.88%	05/15/23	709,591
29,500,000	Bausch Health Cos., Inc. (a)	6.13%	04/15/25	30,405,797
1,500,000	Bausch Health Cos., Inc. (a)	5.00%	01/30/28	1,522,500

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)

	Pharmaceuticals (Continued)
$500,000	Bausch Health Cos., Inc. (a)	5.25%	01/30/30	$510,625
2,340,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	5.88%	10/15/24	2,329,271
1,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.63%	10/15/23	397,915
1,750,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50%	04/15/25	643,125
				36,518,824
	Research & Consulting Services — 0.1%
1,000,000	Camelot Finance SA (a)	4.50%	11/01/26	1,019,374

	Restaurants — 0.8%
10,958,000	1011778 BC ULC / New Red Finance, Inc. (a) (b)	5.00%	10/15/25	11,328,216
250,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.38%	01/15/28	251,063
				11,579,279
	Total Foreign Corporate Bonds			96,449,232
	(Cost $94,065,324)

Principal Value	Description	Rate (j)	Stated Maturity (k)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 34.0%

	Aerospace & Defense — 1.0%
8,313,255	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/09/23	8,302,863
7,100,673	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	05/30/25	7,093,572
				15,396,435
	Application Software — 4.1%
1,194,796	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	04/26/24	1,195,728
10,021,414	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.15%	07/01/24	10,057,391
3,341,073	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.75% Floor	8.65%	07/10/25	3,371,711
2,492,798	Informatica Corp., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	08/06/22	2,498,133
2,428,400	Micro Focus International (MA Financeco, LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/21/24	2,410,795
16,399,213	Micro Focus International (MA Financeco, LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/21/24	16,280,319
8,591,176	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	11/19/21	8,582,241
6,420,565	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	11/30/24	6,346,343
9,206,897	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.38%	04/26/24	9,201,189
1,860,725	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	6.13%	04/26/24	1,866,921

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (j)	Stated Maturity (k)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Application Software (Continued)
$454,626	RP Crown Parent LLC (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	10/12/23	$456,140
				62,266,911
	Asset Management & Custody Banks — 0.1%
932,960	Victory Capital Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.10%	07/01/26	938,558

	Auto Parts & Equipment — 0.7%
7,038,038	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	03/31/24	7,021,146
2,259,427	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.15% - 5.30%	06/30/24	1,303,418
4,644,377	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	06/30/24	2,679,248
				11,003,812
	Broadcasting — 1.0%
3,273,315	Cumulus Media Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	5.40%	03/31/26	3,293,642
79,401	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.91%	08/23/26	79,277
11,744,933	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	5.78%	04/29/26	11,753,742
				15,126,661
	Building Products — 0.2%
3,497,803	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	01/31/27	3,497,803

	Casinos & Gaming — 2.3%
838,611	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	12/22/24	837,747
3,677,003	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40% - 4.41%	10/04/23	3,681,967
4,391,913	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	08/14/24	4,376,541
25,364,038	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.44%	07/10/25	25,492,126
				34,388,381
	Communications Equipment — 0.1%
1,311,423	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	04/06/26	1,309,233

	Environmental & Facilities Services — 0.7%
5,396,385	GFL Environmental, Inc., 2018 Incremental Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	05/31/25	5,378,847
5,286,397	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.92%	12/04/24	5,269,903
				10,648,750
	Food Retail — 0.3%
4,987,500	Albertson’s LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	08/15/26	4,987,500

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (j)	Stated Maturity (k)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Health Care Facilities — 0.3%
$4,578,960	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	07/02/25	$4,590,407

	Health Care Services — 4.0%
2,165,359	21st Century Oncology Holdings, Inc., Tranche B Term Loan, 2 Mo. LIBOR + 6.13%, 1.00% Floor	7.92%	01/16/23	2,150,916
1,059,138	Air Medical Group Holdings, Inc. (Global Medical Response), 2018 New Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%	03/14/25	1,019,420
7,304,394	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.91%	04/28/22	7,128,650
2,449,794	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.44%	04/21/24	2,100,698
5,149,273	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	6.40%	02/15/26	5,162,146
14,231,474	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	14,277,726
1,782,511	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	08/15/24	1,771,923
12,823,471	Envision Healthcare Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	10/10/25	10,754,789
240,123	Exam Works (Gold Merger Co., Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/27/23	240,843
4,794,802	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	08/31/24	4,775,815
5,977,396	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	02/06/24	4,766,973
3,507,515	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	6.65%	06/28/26	3,473,913
2,992,424	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.15%	08/27/25	3,002,898
				60,626,710
	Health Care Technology — 0.1%
1,908,149	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	03/01/24	1,907,843

	Household Appliances — 0.3%
4,838,727	Traeger Grills (TGP Holdings III LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	09/25/24	4,572,597

	Human Resource & Employment Services — 0.5%
7,311,833	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	05/01/24	7,327,846

	Hypermarkets & Super Centers — 0.7%
10,490,435	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	02/03/24	10,528,516

	Insurance Brokers — 4.8%
6,840,879	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.92%	05/10/25	6,835,749
15,632,593	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	05/09/25	15,596,482
14,013,427	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40% - 4.48%	01/25/24	14,095,126

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (j)	Stated Maturity (k)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Insurance Brokers (Continued)
$5,108,696	HUB International Ltd., 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.90%	04/25/25	$5,143,843
25,058,880	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.52% - 5.02%	04/25/25	24,982,200
5,767,043	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.94%	05/15/24	5,742,533
				72,395,933
	Integrated Telecommunication Services — 1.1%
12,274,345	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	03/15/27	12,255,197
3,797,316	Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	07/31/25	3,756,989
				16,012,186
	Interactive Home Entertainment — 0.2%
3,427,097	Playtika Holding Corp., Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.65%	11/30/24	3,459,517

	Investment Banking & Brokerage — 0.5%
7,087,939	Citadel Securities LP, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.15%	02/28/26	7,101,264

	Life Sciences Tools & Services — 0.0%
403,911	Ortho-Clinical Diagnostics, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.01%	05/31/25	399,242

	Managed Health Care — 0.2%
374,870	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.69%	06/07/23	368,029
2,855,582	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	12/02/24	2,843,103
				3,211,132
	Other Diversified Financial Services — 3.5%
13,994,032	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	04/04/24	13,985,356
14,318,288	Duff & Phelps Corp. (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	02/13/25	14,336,186
25,287,906	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	10/01/25	25,522,830
				53,844,372
	Packaged Foods & Meats — 0.1%
1,129,893	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.65%	10/21/24	1,146,841

	Paper Packaging — 0.4%
5,644,252	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/05/23	5,648,768

	Pharmaceuticals — 2.9%
1,550,000	Akorn, Inc., Loan, 1 Mo. LIBOR + 10.00%, 1.00% Floor	11.81%	04/16/21	1,488,651
10,785,404	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.67%	06/01/25	10,823,153
8,673,760	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	8,348,494

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Rate (j)	Stated Maturity (k)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)

	Pharmaceuticals (Continued)
$7,315,187	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	10/15/25	$7,344,155
7,608,599	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.69%	09/24/24	6,355,082
195,418	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.91%	02/24/25	162,279
9,527,561	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.45%	09/27/24	9,378,741
				43,900,555
	Real Estate Services — 0.3%
5,397,417	Realogy Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	02/08/25	5,332,648

	Security & Alarm Services — 0.1%
2,208,692	Garda World Security Corp., Initial Term Loan, 3 Mo. LIBOR + 4.75%, 0.00% Floor	6.66%	10/30/26	2,221,127

	Specialized Consumer Services — 1.6%
10,184,000	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.15%	08/04/25	10,335,131
1,091,301	Asurion, LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	08/04/22	1,092,938
7,886,044	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	11/03/23	7,891,958
4,937,343	Asurion, LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	11/03/24	4,939,417
				24,259,444
	Systems Software — 1.9%
5,991,667	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.19%	09/13/24	6,006,945
1,262,391	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.94%	09/13/25	1,290,795
1,007,821	Dynatrace LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	08/22/25	1,010,653
2,741,152	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.40%	09/30/24	2,749,047
7,513,254	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.28%	06/13/24	7,425,650
9,194,920	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	04/24/22	7,901,286
1,553,070	SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	03/15/26	1,541,422
1,484,864	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.90%	06/15/25	1,466,927
				29,392,725
	Total Senior Floating-Rate Loan Interests			517,443,717
	(Cost $522,397,755)

Shares	Description	Value

RIGHTS — 0.0%

	Electric Utilities — 0.0%
1,629	Vistra Energy Corp. (d) (l)	1,684
	(Cost $2,830)

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Shares	Description	Value

MONEY MARKET FUNDS — 2.6%

39,432,909	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.45% (m)	$39,432,909
	(Cost $39,432,909)
	Total Investments — 100.9%	1,535,549,444
	(Cost $1,516,856,305) (n)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT NOTES SOLD SHORT — (1.3%)

$(20,000,000	United States Treasury Note	1.75%	11/15/29	(20,419,141)
	(Proceeds $19,773,266)
	Net Other Assets and Liabilities — 0.4%			6,064,136
	Net Assets — 100.0%			$1,521,194,439

1

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $747,236,982 or 49.1% of net assets.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2020, securities noted as such are valued at $18,279,817 or 1.2% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	These notes are Senior Payment-In-Kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 8.50% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 through January 31, 2020), this security paid all of its interest in cash.
(f)	The issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	The issuer has filed for protection in bankruptcy court.
(h)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 through January 31, 2020), this security paid all of its interest in cash.
(i)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2019 through January 31, 2020), this security paid all of its interest in cash.
(j)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(k)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

(l)	Non-income producing security.
(m)	Rate shown reflects yield as of January 31, 2020.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,823,706 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,776,442. The net unrealized appreciation was $18,047,264.

LIBOR	- London Interbank Offered Rate

 Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$882,221,902	$—	$882,221,902	$—
Foreign Corporate Bonds*	96,449,232	—	96,449,232	—
Senior Floating-Rate Loan Interests*	517,443,717	—	517,443,717	—
Rights*	1,684	—	1,684	—
Money Market Funds	39,432,909	39,432,909	—	—
Total Investments	$1,535,549,444	$39,432,909	$1,496,116,535	$—

LIABILITIES TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills Sold Short	$(20,419,141)	$—	$(20,419,141)	$—

* See Portfolio of Investments for industry breakout.

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 39.3%

	Aerospace/Defense — 1.0%
$1,401,000	L3Harris Technologies, Inc., 3 Mo. LIBOR + 0.48% (a)	2.25%	04/30/20	$1,401,864
6,150,000	Lockheed Martin Corp.	2.50%	11/23/20	6,187,238
11,914,000	Northrop Grumman Corp.	2.08%	10/15/20	11,941,195
11,470,000	United Technologies Corp.	4.50%	04/15/20	11,533,119
20,000,000	United Technologies Corp., 3 Mo. LIBOR + 0.65% (a)	2.55%	08/16/21	20,003,925
				51,067,341
	Agriculture — 0.6%
7,452,000	BAT Capital Corp, 3 Mo. LIBOR + 0.88% (a)	2.79%	08/15/22	7,497,622
15,190,000	BAT Capital Corp., 3 Mo. LIBOR + 0.59% (a)	2.50%	08/14/20	15,224,423
6,315,000	Reynolds American, Inc.	3.25%	06/12/20	6,339,732
				29,061,777
	Auto Manufacturers — 4.1%
6,000,000	American Honda Finance Corp., 3 Mo. LIBOR + 0.26% (a)	2.15%	06/16/20	6,007,214
3,800,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	2.34%	01/08/21	3,813,391
3,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.35% (a)	2.24%	06/11/21	3,010,907
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	2.05%	05/10/23	20,003,537
10,000,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b)	2.26%	04/12/21	10,023,467
4,400,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b)	2.40%	08/13/21	4,419,743
5,000,000	Daimler Finance North America LLC (b)	2.25%	03/02/20	5,001,841
10,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.39% (a) (b)	2.29%	05/04/20	10,007,365
1,500,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.53% (a) (b)	2.42%	05/05/20	1,501,724
5,730,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.43% (a) (b)	2.33%	02/12/21	5,742,367
2,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	2.81%	02/15/22	2,022,342
14,742,000	General Motors Co., 3 Mo. LIBOR + 0.80% (a)	2.69%	08/07/20	14,771,687
7,811,000	General Motors Financial Co., Inc.	2.65%	04/13/20	7,821,753
15,588,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.93% (a)	2.78%	04/13/20	15,613,337
6,000,000	General Motors Financial Co., Inc.	3.20%	07/13/20	6,026,528
3,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 0.54% (a)	2.45%	11/06/20	3,003,557
8,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.10% (a)	3.01%	11/06/21	8,043,587
4,619,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.39% (a) (b)	2.24%	07/13/20	4,622,528
2,700,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.39% (a) (b)	2.35%	09/28/20	2,702,836
3,000,000	Nissan Motor Acceptance Corp., 3 Mo. LIBOR + 0.69% (a) (b)	2.65%	09/28/22	3,001,220
2,000,000	PACCAR Financial Corp., Medium-Term Note, 3 Mo. LIBOR + 0.26% (a)	2.16%	05/10/21	2,001,746
500,000	Toyota Motor Credit Corp., 3 Mo. LIBOR + 0.26% (a)	2.10%	04/17/20	500,361
4,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	2.13%	04/13/21	4,011,131
9,677,000	Toyota Motor Credit Corp., Medium-Term Note	1.80%	10/07/21	9,714,434
15,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.29% (a)	2.16%	10/07/21	15,041,556
17,370,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.77% (a) (b)	2.67%	11/13/20	17,450,416
7,000,000	Volkswagen Group of America Finance LLC (b)	2.50%	09/24/21	7,068,405
10,000,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.86% (a) (b)	2.79%	09/24/21	10,087,616
				203,036,596

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Banks — 9.8%
$6,239,000	Bank of America Corp., 3 Mo. LIBOR + 0.38% (a)	2.19%	01/23/22	$6,248,971
5,000,000	Bank of America Corp., Global Medium-Term Note, 3 Mo. LIBOR + 1.42% (a)	3.24%	04/19/21	5,077,831
6,642,000	Bank of America Corp., Global Medium-Term Note (c)	2.37%	07/21/21	6,662,568
4,000,000	Bank of America Corp., Global Medium-Term Note, 3 Mo. LIBOR + 0.66% (a)	2.48%	07/21/21	4,010,942
5,000,000	Bank of America Corp., Medium-Term Note	2.63%	10/19/20	5,031,117
18,560,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.65% (a)	2.60%	06/25/22	18,680,462
3,000,000	Bank of America N.A., 3 Mo. LIBOR + 0.35% (a)	2.26%	05/24/21	3,002,925
15,000,000	Bank of America N.A., 3 Mo. LIBOR + 0.32% (a)	2.11%	07/26/21	15,012,158
5,000,000	Bank of New York Mellon (The), Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	2.18%	06/04/21	5,005,112
3,385,000	Capital One N.A., 3 Mo. LIBOR + 0.82% (a)	2.72%	08/08/22	3,419,352
3,000,000	Citibank N.A., 3 Mo. LIBOR + 0.30% (a)	2.12%	10/20/20	3,005,589
10,760,000	Citibank N.A., 3 Mo. LIBOR + 0.35% (a)	2.25%	02/12/21	10,787,214
8,998,000	Citibank N.A., 3 Mo. LIBOR + 0.57% (a)	2.38%	07/23/21	9,056,938
15,000,000	Citibank N.A., 3 Mo. LIBOR + 0.60% (a)	2.50%	05/20/22	15,084,044
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)	3.09%	08/02/21	1,013,390
2,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)	2.96%	12/08/21	2,028,515
9,959,000	Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)	2.75%	04/25/22	10,115,929
5,000,000	Citigroup, Inc. (c)	2.31%	11/04/22	5,035,427
5,000,000	Citigroup, Inc., SOFR + 0.87% (a)	2.43%	11/04/22	5,035,790
1,000,000	Citizens Bank N.A./Providence RI, 3 Mo. LIBOR + 0.54% (a)	2.45%	03/02/20	1,000,490
6,425,000	Citizens Bank N.A./Providence RI, 3 Mo. LIBOR + 0.57% (a)	2.49%	05/26/20	6,435,827
2,013,000	Citizens Bank N.A./Providence RI	2.25%	10/30/20	2,019,550
1,500,000	Citizens Bank N.A./Providence RI, Medium-Term Note	2.55%	05/13/21	1,514,374
8,000,000	Comerica Bank	2.50%	06/02/20	8,018,731
14,535,000	Discover Bank	3.10%	06/04/20	14,582,768
7,725,000	Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR + 0.44% (a)	2.23%	07/26/21	7,754,276
5,194,000	Goldman Sachs Bank USA/New York NY, SOFR + 0.60% (a)	2.16%	05/24/21	5,199,248
5,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.11% (a)	2.90%	04/26/22	5,053,878
6,000,000	Goldman Sachs Group, (The), Inc.	2.60%	04/23/20	6,007,087
6,500,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.16% (a)	2.97%	04/23/20	6,509,977
7,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.20% (a)	3.09%	09/15/20	7,041,466
10,308,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.17% (a)	3.08%	11/15/21	10,392,145
6,710,000	Huntington National Bank (The)	2.38%	03/10/20	6,710,681
15,470,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.55% (a)	2.44%	03/09/21	15,478,092
5,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.68% (a)	2.59%	06/01/21	5,010,594
3,000,000	JPMorgan Chase & Co., 3 Mo. LIBOR + 0.61% (a)	2.51%	06/18/22	3,017,469
2,500,000	JPMorgan Chase & Co. (c)	3.51%	06/18/22	2,560,157
2,562,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.29% (a)	2.20%	02/01/21	2,562,000
5,000,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.37% (a)	2.27%	02/19/21	5,002,002
10,000,000	JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.34% (a)	2.13%	04/26/21	10,007,213
5,000,000	JPMorgan Chase Bank N.A. (c)	3.09%	04/26/21	5,015,341
3,300,000	KeyBank N.A./Cleveland OH, 3 Mo. LIBOR + 0.81% (a)	2.71%	11/22/21	3,337,853
14,406,000	KeyCorp., Medium-Term Note	2.90%	09/15/20	14,503,794
15,784,000	Morgan Stanley, 3 Mo. LIBOR + 1.18% (a)	3.00%	01/20/22	15,941,970
18,224,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 0.55% (a)	2.45%	02/10/21	18,226,149
6,000,000	Morgan Stanley, Global Medium-Term Note	2.50%	04/21/21	6,059,005
11,000,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 1.40% (a)	3.22%	04/21/21	11,170,383

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Banks (Continued)
$25,000,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (a)	2.05%	01/20/23	$25,087,876
7,750,000	PNC Bank N.A., 3 Mo. LIBOR + 0.36% (a)	2.26%	05/19/20	7,757,799
20,000,000	PNC Bank N.A., 3 Mo. LIBOR + 0.43% (a)	2.32%	12/09/22	20,071,698
12,050,000	Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.38% (a)	2.29%	04/01/21	12,076,962
7,000,000	Regions Bank/Birmingham AL, 3 Mo. LIBOR + 0.50% (a)	2.40%	08/13/21	7,012,694
260,000	Truist Bank, 3 Mo. LIBOR + 0.22% (a)	2.13%	06/01/20	260,137
7,000,000	Truist Bank, 3 Mo. LIBOR + 0.50% (a)	2.29%	10/26/21	7,019,106
10,000,000	Truist Bank, 3 Mo. LIBOR + 0.59% (a)	2.49%	05/17/22	10,066,640
1,031,000	Truist Financial Corp., Medium-Term Note, 3 Mo. LIBOR + 0.57% (a)	2.46%	06/15/20	1,032,933
8,661,000	Truist Financial Corp., Medium-Term Note, 3 Mo. LIBOR + 0.22% (a)	2.13%	02/01/21	8,668,122
5,000,000	US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.25% (a)	2.05%	07/24/20	5,004,461
2,000,000	US Bank N.A./Cincinnati OH, 3 Mo. LIBOR + 0.32% (a)	2.11%	04/26/21	2,007,191
3,000,000	Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)	2.83%	02/11/22	3,023,005
5,000,000	Wells Fargo & Co., Medium-Term Note	3.00%	01/22/21	5,060,681
3,793,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.50% (a)	2.31%	07/23/21	3,800,403
12,087,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.51% (a)	2.31%	10/22/21	12,150,451
7,000,000	Wells Fargo Bank N.A., 3 Mo. LIBOR + 0.62% (a)	2.54%	05/27/22	7,036,766
10,000,000	Wells Fargo Bank N.A., Medium-Term Note, 3 Mo. LIBOR + 0.38% (a)	2.27%	05/21/21	10,010,498
				486,594,217
	Biotechnology — 0.3%
15,500,000	Amgen, Inc., 3 Mo. LIBOR + 0.45% (a)	2.35%	05/11/20	15,516,681

	Building Materials — 0.0%
2,000,000	Vulcan Materials Co., 3 Mo. LIBOR + 0.60% (a)	2.49%	06/15/20	2,002,509

	Chemicals — 0.2%
2,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P., 3 Mo. LIBOR + 0.75% (a) (b)	2.66%	05/01/20	2,003,015
5,934,000	DuPont de Nemours, Inc., 3 Mo. LIBOR + 0.71% (a)	2.62%	11/15/20	5,964,823
				7,967,838
	Commercial Services — 0.1%
4,064,000	ERAC USA Finance LLC (b)	5.25%	10/01/20	4,154,665

	Computers — 0.5%
8,340,000	Hewlett Packard Enterprise Co.	3.60%	10/15/20	8,434,092
3,905,000	Hewlett Packard Enterprise Co., 3 Mo. LIBOR + 0.68% (a)	2.57%	03/12/21	3,923,988
10,000,000	International Business Machines Corp., 3 Mo. LIBOR + 0.40% (a)	2.30%	05/13/21	10,052,138
				22,410,218
	Diversified Financial Services — 1.8%
4,100,000	AIG Global Funding, 3 Mo. LIBOR + 0.65% (a) (b)	2.45%	01/22/21	4,118,879
3,940,000	Air Lease Corp.	4.75%	03/01/20	3,947,885
8,111,000	American Express Co., 3 Mo. LIBOR + 0.33% (a)	2.10%	10/30/20	8,123,598
6,000,000	American Express Co., 3 Mo. LIBOR + 0.53% (a)	2.43%	05/17/21	6,026,780
11,000,000	American Express Co., 3 Mo. LIBOR + 0.60% (a)	2.49%	11/05/21	11,076,542
14,495,000	American Express Co., 3 Mo. LIBOR + 0.62% (a)	2.52%	05/20/22	14,613,826
3,000,000	American Express Co., 3 Mo. LIBOR + 0.75% (a)	2.65%	08/03/23	3,033,970
17,000,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.76% (a)	2.66%	05/12/20	17,023,048
2,870,000	Capital One Financial Corp., 3 Mo. LIBOR + 0.45% (a)	2.22%	10/30/20	2,876,846
2,905,000	Capital One Financial Corp.	3.45%	04/30/21	2,962,100

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Diversified Financial Services (Continued)
$9,480,000	Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a)	2.21%	05/21/21	$9,500,554
6,633,000	TD Ameritrade Holding Corp., 3 Mo. LIBOR + 0.43% (a)	2.34%	11/01/21	6,656,829
				89,960,857
	Electric — 2.0%
2,080,000	Appalachian Power Co.	4.60%	03/30/21	2,134,823
11,000,000	Consolidated Edison Co. of New York Inc., Series C, 3 Mo. LIBOR + 0.40% (a)	2.35%	06/25/21	11,057,447
10,000,000	Consolidated Edison, Inc.	2.00%	05/15/21	10,036,790
5,000,000	Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)	2.41%	05/14/21	5,023,852
5,900,000	Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)	2.54%	03/11/22	5,940,935
3,000,000	Duke Energy Florida LLC, Series A, 3 Mo. LIBOR + 0.25% (a)	2.17%	11/26/21	3,007,087
8,950,000	Exelon Corp.	2.85%	06/15/20	8,974,861
13,000,000	Florida Power & Light Co., 3 Mo. LIBOR + 0.40% (a)	2.31%	05/06/22	13,000,983
7,425,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/01/21	7,504,157
4,520,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.72% (a)	2.63%	02/25/22	4,552,669
4,525,000	Southern (The) Co.	2.35%	07/01/21	4,559,123
7,686,000	Southern Power Co., Series 15B	2.38%	06/01/20	7,696,084
16,000,000	WEC Energy Group, Inc.	2.45%	06/15/20	16,031,639
				99,520,450
	Electrical Components & Equipment — 0.2%
8,471,000	Molex Electronic Technologies LLC (b)	2.88%	04/15/20	8,479,680

	Electronics — 0.2%
2,000,000	Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (a)	2.27%	08/08/22	2,011,243
5,900,000	Roper Technologies, Inc.	3.00%	12/15/20	5,954,096
				7,965,339
	Environmental Control — 0.2%
8,876,000	Waste Management, Inc.	4.75%	06/30/20	8,982,736

	Food — 1.0%
13,000,000	Conagra Brands, Inc., 3 Mo. LIBOR + 0.75% (a)	2.55%	10/22/20	13,001,444
13,477,000	General Mills, Inc., 3 Mo. LIBOR + 0.54% (a)	2.38%	04/16/21	13,546,201
13,800,000	JM Smucker (The) Co.	2.50%	03/15/20	13,810,021
11,484,000	Tyson Foods, Inc., 3 Mo. LIBOR + 0.55% (a)	2.46%	06/02/20	11,500,718
				51,858,384
	Gas — 0.4%
4,103,000	Dominion Energy Gas Holdings LLC	2.80%	11/15/20	4,131,404
18,010,000	Dominion Energy Gas Holdings LLC, Series A, 3 Mo. LIBOR + 0.60% (a)	2.49%	06/15/21	18,104,940
				22,236,344
	Health Care Products — 0.2%
11,956,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/20	11,963,709

	Health Care Services — 0.3%
9,300,000	Humana, Inc.	2.50%	12/15/20	9,350,670
1,000,000	UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.07% (a)	1.90%	10/15/20	1,000,278
6,156,000	UnitedHealth Group, Inc., 3 Mo. LIBOR + 0.26% (a)	2.15%	06/15/21	6,169,286
				16,520,234
	Insurance — 3.5%
1,000,000	Allstate (The) Corp., 3 Mo. LIBOR + 0.43% (a)	2.39%	03/29/21	1,003,274

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Insurance (Continued)
$16,056,000	Allstate (The) Corp., 3 Mo. LIBOR + 0.63% (a)	2.59%	03/29/23	$16,192,494
3,692,000	American International Group, Inc.	3.38%	08/15/20	3,722,473
7,306,000	Hartford Financial Services Group (The), Inc.	5.50%	03/30/20	7,347,543
5,490,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.30% (a) (b)	2.09%	04/27/20	5,494,430
3,750,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.30% (a) (b)	2.13%	10/15/20	3,756,855
11,510,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.48% (a) (b)	2.37%	06/11/21	11,572,605
20,600,000	Jackson National Life Global Funding, SOFR + 0.60% (a) (b)	2.02%	01/06/23	20,667,871
6,000,000	Lincoln National Corp.	6.25%	02/15/20	6,007,032
25,000,000	MET Tower Global Funding, SOFR + 0.55% (a) (b)	1.93%	01/17/23	25,047,017
5,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	2.15%	09/07/20	5,011,245
10,000,000	Metropolitan Life Global Funding I, 3 Mo. LIBOR + 0.23% (a) (b)	2.10%	01/08/21	10,020,718
2,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	1.98%	01/13/23	2,007,911
2,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	2.08%	01/28/21	2,004,605
20,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	2.10%	01/21/22	20,070,733
10,550,000	New York Life Global Funding, 3 Mo. LIBOR + 0.44% (a) (b)	2.29%	07/12/22	10,610,751
2,900,000	Principal Life Global Funding II (b)	2.20%	04/08/20	2,902,204
14,300,000	Protective Life Global Funding, 3 Mo. LIBOR + 0.52% (a) (b)	2.48%	06/28/21	14,363,823
6,544,000	Unum Group	5.63%	09/15/20	6,692,132
				174,495,716
	Lodging — 0.3%
1,850,000	Marriott International, Inc., 3 Mo. LIBOR + 0.65% (a)	2.54%	03/08/21	1,858,276
13,405,000	Marriott International, Inc., Series Y, 3 Mo. LIBOR + 0.60% (a)	2.51%	12/01/20	13,443,642
				15,301,918
	Machinery-Construction & Mining — 0.7%
2,000,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.25% (a)	2.17%	08/26/20	2,002,833
3,750,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.30% (a)	2.19%	03/08/21	3,759,747
6,000,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.23% (a)	2.12%	03/15/21	6,011,958
9,879,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	2.17%	09/07/21	9,906,333
15,000,000	Caterpillar Financial Services Corp., Medium-Term Note, Series I, 3 Mo. LIBOR + 0.39% (a)	2.29%	05/17/21	15,055,286
				36,736,157
	Machinery-Diversified — 0.3%
15,000,000	John Deere Capital Corp., Medium-Term Note, 3 Mo. LIBOR + 0.49% (a)	2.38%	06/13/22	15,080,722

	Media — 1.1%
14,980,000	Comcast Corp., 3 Mo. LIBOR + 0.33% (a)	2.24%	10/01/20	15,011,177
22,810,000	NBCUniversal Enterprise, Inc., 3 Mo. LIBOR + 0.40% (a) (b)	2.31%	04/01/21	22,906,783
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)	2.16%	09/01/21	5,017,645
13,450,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)	2.30%	09/01/22	13,551,440
				56,487,045
	Miscellaneous Manufacturing — 0.4%
5,665,000	General Electric Co., Medium-Term Note	5.55%	05/04/20	5,714,606

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Miscellaneous Manufacturing (Continued)
$13,419,000	General Electric Co., Medium-Term Note	4.38%	09/16/20	$13,623,183
				19,337,789
	Oil & Gas — 2.0%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	2.55%	09/19/22	9,256,606
3,500,000	Chevron Corp., 3 Mo. LIBOR + 0.95% (a)	2.85%	05/16/21	3,539,459
2,235,000	Chevron Corp., 3 Mo. LIBOR + 0.48% (a)	2.39%	03/03/22	2,251,333
14,003,000	ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a)	2.81%	05/15/22	14,226,053
7,000,000	EOG Resources, Inc.	2.45%	04/01/20	7,002,763
4,075,000	EOG Resources, Inc.	4.40%	06/01/20	4,108,786
10,000,000	Exxon Mobil Corp., 3 Mo. LIBOR + 0.33% (a)	2.23%	08/16/22	10,071,501
4,507,000	Marathon Petroleum Corp.	3.40%	12/15/20	4,560,866
9,080,000	Occidental Petroleum Corp., 3 Mo. LIBOR + 0.95% (a)	2.85%	02/08/21	9,147,066
3,835,000	Occidental Petroleum Corp.	4.85%	03/15/21	3,949,740
10,498,000	Occidental Petroleum Corp.	2.60%	08/13/21	10,610,478
7,000,000	Occidental Petroleum Corp., 3 Mo. LIBOR + 1.45% (a)	3.36%	08/15/22	7,039,871
3,250,000	Phillips 66, 3 Mo. LIBOR + 0.75% (a) (b)	2.58%	04/15/20	3,251,617
7,419,000	Phillips 66, 3 Mo. LIBOR + 0.60% (a)	2.52%	02/26/21	7,420,033
3,289,000	Pioneer Natural Resources Co.	3.45%	01/15/21	3,332,403
				99,768,575
	Pharmaceuticals — 3.3%
5,400,000	AbbVie, Inc. (b)	2.15%	11/19/21	5,436,069
5,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a) (b)	2.35%	11/19/21	5,017,805
20,806,000	AbbVie, Inc.	2.50%	05/14/20	20,832,271
5,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.35% (a) (b)	2.24%	05/21/21	5,012,220
12,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a) (b)	2.54%	11/21/22	12,110,133
5,000,000	Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)	2.58%	06/25/21	5,023,765
3,341,000	Becton Dickinson and Co.	2.40%	06/05/20	3,345,890
15,060,000	Bristol-Myers Squibb Co. (b)	2.88%	08/15/20	15,149,971
9,321,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.20% (a) (b)	2.10%	11/16/20	9,333,621
5,855,000	Bristol-Myers Squibb Co. (b)	2.55%	05/14/21	5,925,406
6,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a) (b)	2.28%	05/16/22	6,025,663
7,000,000	Cigna Corp., 3 Mo. LIBOR + 0.35% (a)	2.25%	03/17/20	7,003,282
11,000,000	Cigna Corp., Series WI, 3 Mo. LIBOR + 0.65% (a)	2.55%	09/17/21	11,001,285
1,558,000	CVS Health Corp., 3 Mo. LIBOR + 0.63% (a)	2.52%	03/09/20	1,558,872
21,620,000	CVS Health Corp.	2.80%	07/20/20	21,699,401
6,000,000	CVS Health Corp., 3 Mo. LIBOR + 0.72% (a)	2.61%	03/09/21	6,036,679
6,391,000	CVS Health Corp.	3.35%	03/09/21	6,502,499
1,573,000	Express Scripts Holding Co.	2.60%	11/30/20	1,583,026
2,500,000	Express Scripts Holding Co., 3 Mo. LIBOR + 0.75% (a)	2.66%	11/30/20	2,500,563
10,178,000	Zoetis, Inc.	3.45%	11/13/20	10,288,968
524,000	Zoetis, Inc.	3.25%	08/20/21	535,553
				161,922,942
	Pipelines — 1.5%
16,199,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp.	5.75%	09/01/20	16,392,263
11,977,000	Enterprise Products Operating LLC	5.20%	09/01/20	12,206,267
3,000,000	Enterprise Products Operating LLC	2.80%	02/15/21	3,029,726
2,000,000	Kinder Morgan Energy Partners L.P.	6.85%	02/15/20	2,002,645
8,266,000	Kinder Morgan Energy Partners L.P.	6.50%	04/01/20	8,322,298
6,141,000	Kinder Morgan Energy Partners L.P.	5.30%	09/15/20	6,269,169
1,424,000	Kinder Morgan, Inc.	6.50%	09/15/20	1,463,718
5,000,000	MPLX L.P., 3 Mo. LIBOR + 0.90% (a)	2.79%	09/09/21	5,018,928

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)

	Pipelines (Continued)
$6,355,000	Spectra Energy Partners, L.P., 3 Mo. LIBOR + 0.70% (a)	2.59%	06/05/20	$6,368,221
9,654,000	Williams Cos. (The), Inc.	5.25%	03/15/20	9,686,817
4,125,000	Williams Cos. (The), Inc.	4.13%	11/15/20	4,167,786
				74,927,838
	Real Estate Investment Trusts — 0.1%
5,483,000	Boston Properties L.P.	4.13%	05/15/21	5,621,439

	Retail — 0.5%
3,139,000	Dollar Tree, Inc., 3 Mo. LIBOR + 0.70% (a)	2.54%	04/17/20	3,139,384
10,000,000	McDonald’s Corp., Medium-Term Note, 3 Mo. LIBOR + 0.43% (a)	2.23%	10/28/21	10,049,548
11,644,000	O’Reilly Automotive, Inc.	4.88%	01/14/21	11,891,551
				25,080,483
	Semiconductors — 0.1%
1,900,000	Broadcom, Inc. (b)	3.13%	04/15/21	1,927,585
4,576,000	Lam Research Corp.	2.75%	03/15/20	4,578,849
				6,506,434
	Software — 0.2%
2,634,000	Autodesk, Inc.	3.13%	06/15/20	2,642,875
1,700,000	Fiserv, Inc.	2.70%	06/01/20	1,703,476
7,108,000	VMware, Inc.	2.30%	08/21/20	7,126,363
				11,472,714
	Telecommunications — 1.7%
2,000,000	AT&T, Inc., 3 Mo. LIBOR + 0.93% (a)	2.89%	06/30/20	2,007,170
7,940,000	AT&T, Inc., 3 Mo. LIBOR + 0.75% (a)	2.66%	06/01/21	7,996,649
19,600,000	AT&T, Inc., 3 Mo. LIBOR + 0.95% (a)	2.78%	07/15/21	19,812,361
18,000,000	BellSouth LLC (b)	4.27%	04/26/20	18,092,970
9,000,000	Verizon Communications, Inc., 3 Mo. LIBOR + 0.55% (a)	2.45%	05/22/20	9,013,272
3,805,000	Verizon Communications, Inc.	4.60%	04/01/21	3,934,494
25,385,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)	2.89%	03/16/22	25,806,508
				86,663,424
	Transportation — 0.2%
7,438,000	Ryder System, Inc., Medium-Term Note	2.88%	09/01/20	7,471,885

	Trucking & Leasing — 0.5%
7,365,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	2.86%	06/01/21	7,410,155
3,200,000	GATX Corp., 3 Mo. LIBOR + 0.72% (a)	2.61%	11/05/21	3,216,328
13,551,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	3.20%	07/15/20	13,622,399
				24,248,882
	Total Corporate Bonds and Notes			1,960,423,538
	(Cost $1,954,771,961)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 24.7%

	Aerospace/Defense — 0.7%
20,000,000	Boeing (The) Co.	2.23%	02/26/20	19,969,526

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Aerospace/Defense (Continued)
$15,000,000	Boeing (The) Co.	2.15%	03/04/20	$14,971,854
				34,941,380
	Agriculture — 0.6%
19,000,000	BAT International Finance PLC	2.10% - 2.11%	02/10/20	18,990,126
10,000,000	BAT International Finance PLC	2.24%	02/11/20	9,993,870
				28,983,996
	Auto Manufacturers — 1.1%
20,000,000	Ford Motor Credit Co. LLC	2.30%	04/01/20	19,924,864
13,000,000	Ford Motor Credit Co. LLC	2.32%	04/02/20	12,949,915
10,000,000	General Motors Financial Co., Inc.	1.97%	02/04/20	9,998,381
10,000,000	General Motors Financial Co., Inc.	1.94%	03/20/20	9,974,664
				52,847,824
	Banks — 0.4%
10,000,000	Canadian Imperial Bank of Commerce, Federal Funds Rate + 0.35% (a)	1.95%	08/27/20	10,000,000
10,000,000	National Australia Bank Ltd., 1 Mo. LIBOR + 0.16% (a)	1.82%	05/20/20	9,999,101
				19,999,101
	Beverages — 0.6%
8,600,000	Constellation Brands, Inc.	2.05%	02/03/20	8,599,036
12,500,000	Constellation Brands, Inc.	1.97%	02/28/20	12,481,796
11,000,000	Keurig Dr Pepper, Inc.	2.14%	02/05/20	10,997,427
				32,078,259
	Chemicals — 2.4%
25,000,000	Dow Chemical (The) Co.	1.98%	03/30/20	24,920,653
11,500,000	Dow Chemical (The) Co.	1.97%	03/31/20	11,463,578
15,000,000	DuPont de Nemours, Inc.	2.19%	02/07/20	14,994,610
15,000,000	DuPont de Nemours, Inc.	2.19%	02/14/20	14,988,321
15,000,000	DuPont de Nemours, Inc.	1.91%	03/09/20	14,971,145
6,500,000	DuPont de Nemours, Inc.	1.91%	03/13/20	6,486,144
19,000,000	FMC Corp.	2.03%	02/24/20	18,975,710
5,500,000	FMC Corp.	1.99%	03/02/20	5,491,062
10,000,000	Sherwin-Williams (The) Co.	1.93%	02/26/20	9,986,800
				122,278,023
	Diversified Financial Services — 1.8%
15,000,000	CNPC Finance HK Ltd.	2.37%	02/18/20	14,983,447
8,000,000	CNPC Finance HK Ltd.	2.39%	02/20/20	7,990,056
15,000,000	CNPC Finance HK Ltd.	2.50%	02/24/20	14,976,452
7,000,000	CNPC Finance HK Ltd.	2.40%	03/03/20	6,985,804
15,000,000	CNPC Finance HK Ltd.	2.12%	03/23/20	14,955,777
10,000,000	CNPC Finance HK Ltd.	2.29%	03/25/20	9,966,973
10,000,000	CNPC Finance HK Ltd.	2.35%	04/01/20	9,961,595
10,000,000	Nasdaq, Inc.	1.81%	02/25/20	9,988,129
				89,808,233
	Electric — 1.6%
3,500,000	American Electric Power Co., Inc.	1.84%	02/26/20	3,495,599
15,000,000	Enel Finance America LLC	2.14%	02/20/20	14,983,306
20,000,000	Entergy Corp.	2.05%	02/12/20	19,987,670

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Electric (Continued)
$15,000,000	Entergy Corp.	1.88%	04/29/20	$14,932,506
15,000,000	Ontario Power Generation, Inc.	1.86%	02/27/20	14,980,171
10,000,000	Ontario Power Generation, Inc.	1.86%	02/28/20	9,986,272
				78,365,524
	Electronics — 1.1%
20,000,000	Arrow Electronics, Inc.	1.93%	03/03/20	19,967,276
18,000,000	Jabil, Inc.	2.03%	02/03/20	17,998,000
15,000,000	Jabil, Inc.	2.34%	02/07/20	14,994,240
				52,959,516
	Food — 0.6%
15,000,000	Smithfield Foods, Inc.	2.13%	02/14/20	14,988,615
15,000,000	Smithfield Foods, Inc.	2.03%	02/28/20	14,977,497
				29,966,112
	Gas — 0.6%
18,000,000	Sempra Global	1.87%	03/24/20	17,952,413
3,000,000	WGL Holdings, Inc.	1.93%	02/03/20	2,999,683
7,500,000	WGL Holdings, Inc.	1.98%	02/12/20	7,495,529
				28,447,625
	Health Care Products — 0.2%
10,000,000	Boston Scientific Corp.	1.88%	02/07/20	9,996,916

	Health Care Services — 0.5%
10,000,000	Humana, Inc.	1.93%	02/27/20	9,986,275
15,000,000	Humana, Inc.	1.83%	03/02/20	14,977,495
				24,963,770
	Leisure Time — 1.0%
13,500,000	Royal Caribbean Cruises Ltd.	2.13%	02/04/20	13,497,631
15,000,000	Royal Caribbean Cruises Ltd.	1.99%	03/04/20	14,973,979
10,000,000	Royal Caribbean Cruises Ltd.	1.99%	03/09/20	9,979,953
12,400,000	Royal Caribbean Cruises Ltd.	1.99%	03/12/20	12,373,126
				50,824,689
	Lodging — 0.2%
10,000,000	Marriott International, Inc.	2.07%	02/05/20	9,997,727

	Media — 0.4%
20,000,000	ViacomCBS, Inc.	1.98%	02/27/20	19,971,787

	Mining — 1.0%
10,000,000	Glencore Funding LLC	1.92%	02/18/20	9,991,070
10,000,000	Glencore Funding LLC	1.95%	03/06/20	9,981,939
15,000,000	Glencore Funding LLC	1.95%	03/11/20	14,968,924
15,000,000	Glencore Funding LLC	1.94%	03/23/20	14,959,589
				49,901,522
	Miscellaneous Manufacturing — 1.1%
15,000,000	General Electric Co.	2.12%	02/11/20	14,991,293
11,000,000	General Electric Co.	2.08%	03/03/20	10,980,645
11,500,000	Pentair Finance Sarl	2.11%	02/03/20	11,498,669

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Miscellaneous Manufacturing (Continued)
$18,000,000	Pentair Finance Sarl	2.13%	02/18/20	$17,982,139
				55,452,746
	Office/Business Equipment — 0.6%
15,000,000	Ricoh Finance Corp.	2.08%	02/21/20	14,982,907
15,000,000	Ricoh Finance Corp.	2.11%	02/28/20	14,976,597
				29,959,504
	Oil & Gas — 3.1%
25,000,000	Eni Finance USA, Inc.	2.08%	02/13/20	24,982,925
6,960,000	Eni Finance USA, Inc.	2.04%	04/09/20	6,933,673
20,000,000	Motiva Enterprises LLC	2.14%	03/16/20	19,948,601
30,000,000	Ovintiv Canada ULC	2.15% - 2.19%	02/06/20	29,991,086
13,000,000	Ovintiv Canada ULC	2.24%	03/04/20	12,974,540
7,000,000	Ovintiv Canada ULC	2.24%	03/05/20	6,985,862
10,000,000	Ovintiv Canada ULC	2.22%	03/10/20	9,976,964
10,000,000	Ovintiv Canada ULC	2.19%	03/11/20	9,976,686
20,922,000	Sinopec Century Bright Capital Investment Ltd.	1.87%	03/19/20	20,872,001
10,000,000	Suncor Energy, Inc.	2.06%	03/10/20	9,978,614
				152,620,952
	Pharmaceuticals — 0.7%
10,000,000	McKesson Corp.	2.19%	02/19/20	9,989,222
12,000,000	Mylan, Inc.	2.11%	02/14/20	11,990,982
9,000,000	Mylan, Inc.	2.08%	02/19/20	8,990,770
4,000,000	Mylan, Inc.	2.13%	02/24/20	3,994,632
				34,965,606
	Pipelines — 0.9%
10,000,000	Enbridge U.S., Inc.	2.11%	02/07/20	9,996,540
12,500,000	Plains All American Pipeline L.P.	2.03%	02/04/20	12,497,916
22,500,000	TransCanada PipeLines Ltd.	2.07%	02/10/20	22,488,526
				44,982,982
	Retail — 0.6%
13,500,000	Starbucks Corp.	2.09%	02/14/20	13,489,978
3,400,000	Walgreens Boots Alliance, Inc.	1.93%	02/18/20	3,396,946
15,000,000	Walgreens Boots Alliance, Inc.	2.28%	02/25/20	14,977,591
				31,864,515
	Semiconductors — 1.4%
25,000,000	Broadcom, Inc.	2.25%	02/06/20	24,992,299
25,000,000	Broadcom, Inc.	2.17%	02/25/20	24,963,833
20,000,000	Broadcom, Inc.	2.30%	03/05/20	19,958,686
				69,914,818
	Telecommunications — 1.0%
15,000,000	Bell Canada, Inc.	2.25%	02/03/20	14,998,153
10,000,000	TELUS Corp.	2.08%	02/04/20	9,998,291
10,000,000	TELUS Corp.	2.08%	02/05/20	9,997,721
15,000,000	TELUS Corp.	2.03%	02/21/20	14,983,351
				49,977,516

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)

	Trucking & Leasing — 0.5%
$15,000,000	Aviation Capital Group LLC	1.93%	02/19/20	$14,985,742
10,000,000	Aviation Capital Group LLC	1.90%	02/26/20	9,987,012
				24,972,754
	Total Commercial Paper			1,231,043,397
	(Cost $1,231,043,397)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 15.5%

	Agriculture — 0.1%
6,910,000	Imperial Brands Finance PLC (b)	2.95%	07/21/20	6,942,617

	Auto Manufacturers — 0.4%
5,500,000	BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)	2.69%	08/12/22	5,548,569
12,500,000	Volkswagen International Finance N.V. (b)	4.00%	08/12/20	12,635,171
				18,183,740
	Banks — 13.2%
16,095,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.41% (a) (b)	2.23%	01/19/21	16,150,123
7,158,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b)	2.49%	08/27/21	7,202,594
2,000,000	ANZ New Zealand Int’l Ltd./London (b)	2.85%	08/06/20	2,011,387
5,000,000	ANZ New Zealand Int’l Ltd./London (b)	2.75%	01/22/21	5,050,109
2,500,000	ANZ New Zealand Int’l Ltd./London, 3 Mo. LIBOR + 1.00% (a) (b)	2.80%	01/25/22	2,538,311
3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.50% (a) (b)	2.40%	08/19/20	3,007,801
12,090,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.46% (a) (b)	2.36%	05/17/21	12,146,904
3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.99% (a) (b)	2.90%	06/01/21	3,035,181
1,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.49% (a) (b)	2.38%	11/21/22	1,006,270
9,535,000	Bank of Montreal, Medium-Term Note	2.10%	06/15/20	9,548,394
3,750,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.44% (a)	2.33%	06/15/20	3,756,448
1,222,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.34% (a)	2.19%	07/13/20	1,223,799
2,000,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	2.71%	08/27/21	2,020,705
11,526,000	Bank of Montreal, Medium-Term Note, Series D, 3 Mo. LIBOR + 0.46% (a)	2.31%	04/13/21	11,573,229
17,867,000	Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)	2.26%	04/20/21	17,937,218
1,770,000	Barclays Bank PLC, 3 Mo. LIBOR + 0.46% (a)	2.31%	01/11/21	1,773,018
5,110,000	Barclays Bank PLC	2.65%	01/11/21	5,148,972
6,000,000	Barclays PLC	2.88%	06/08/20	6,018,192
15,000,000	BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)	2.28%	08/07/21	15,041,939
380,000	BPCE S.A. (b)	3.15%	07/31/20	382,729
25,000,000	BPCE S.A., Medium-Term Note, 3 Mo. LIBOR + 0.88% (a)	2.79%	05/31/22	25,356,289
14,500,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	2.30%	03/17/23	14,601,612
7,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.70% (a) (b)	2.59%	03/10/22	7,079,444
5,200,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.43% (a)	2.22%	04/26/21	5,218,759

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)

	Banks (Continued)
$9,816,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.83% (a)	2.66%	01/10/22	$9,924,352
20,000,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)	2.30%	05/03/21	20,035,673
10,715,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.63% (a)	2.53%	10/03/21	10,747,702
500,000	Credit Agricole S.A./London (b)	2.75%	06/10/20	501,713
1,400,000	Credit Agricole S.A./London, 3 Mo. LIBOR + 0.97% (a) (b)	2.86%	06/10/20	1,405,488
3,000,000	Credit Agricole S.A./London, 3 Mo. LIBOR + 1.18% (a) (b)	3.09%	07/01/21	3,041,978
2,500,000	Credit Suisse AG/New York NY	2.10%	11/12/21	2,517,382
15,000,000	Credit Suisse AG/New York NY, SOFR + 0.45% (a)	1.76%	02/04/22	15,008,967
5,000,000	Credit Suisse AG/New York NY, Medium-Term Note	4.38%	08/05/20	5,066,138
6,000,000	Credit Suisse Group Funding Guernsey Ltd.	2.75%	03/26/20	6,008,367
17,000,000	Credit Suisse Group Funding Guernsey Ltd.	3.13%	12/10/20	17,184,139
1,125,000	Credit Suisse Group Funding Guernsey Ltd.	3.45%	04/16/21	1,146,464
5,500,000	Credit Suisse Group Funding Guernsey Ltd., 3 Mo. LIBOR + 2.29% (a)	4.11%	04/16/21	5,633,216
6,000,000	Danske Bank A/S (b)	2.20%	03/02/20	6,001,355
1,200,000	Danske Bank A/S, 3 Mo. LIBOR + 0.51% (a) (b)	2.42%	03/02/20	1,200,511
445,000	Danske Bank A/S (b)	2.75%	09/17/20	447,342
500,000	Danske Bank A/S (b) (c)	3.00%	09/20/22	506,588
11,915,000	Danske Bank A/S, Medium-Term Note (b)	2.80%	03/10/21	12,044,292
2,770,000	DNB Bank ASA (b)	2.13%	10/02/20	2,777,699
6,000,000	DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b)	2.53%	12/02/22	6,051,437
19,000,000	HSBC Holdings PLC	3.40%	03/08/21	19,340,803
2,000,000	HSBC Holdings PLC, 3 Mo. LIBOR + 2.24% (a)	4.13%	03/08/21	2,044,363
3,000,000	HSBC Holdings PLC	5.10%	04/05/21	3,115,282
19,262,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.60% (a)	2.50%	05/18/21	19,287,654
6,000,000	HSBC Holdings PLC, 3 Mo. LIBOR + 0.65% (a)	2.54%	09/11/21	6,018,086
2,980,000	ING Groep N.V., 3 Mo. LIBOR + 1.15% (a)	3.11%	03/29/22	3,024,478
3,410,000	Lloyds Banking Group PLC, 3 Mo. LIBOR + 0.80% (a)	2.73%	06/21/21	3,436,235
4,000,000	Lloyds Banking Group PLC	3.10%	07/06/21	4,073,197
4,000,000	Macquarie Bank Ltd. (b)	6.63%	04/07/21	4,220,441
19,221,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.65% (a)	2.44%	07/26/21	19,335,814
1,500,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.92% (a)	2.82%	02/22/22	1,518,476
13,685,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	2.58%	07/25/22	13,786,727
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	2.65%	03/02/23	11,060,418
5,000,000	Mizuho Financial Group, Inc. (b)	2.63%	04/12/21	5,056,587
500,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.48% (a) (b)	3.32%	04/12/21	507,273
9,200,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	3.03%	09/13/21	9,333,335
5,000,000	National Australia Bank Ltd., 3 Mo. LIBOR + 0.41% (a) (b)	2.25%	12/13/22	5,014,578
4,075,000	National Bank of Canada	2.20%	11/02/20	4,087,456
2,175,000	NatWest Markets PLC, 3 Mo. LIBOR + 1.40% (a) (b)	3.36%	09/29/22	2,211,735
250,000	Nordea Bank Abp (b)	2.13%	05/29/20	250,310
3,000,000	Nordea Bank Abp, 3 Mo. LIBOR + 0.47% (a) (b)	2.38%	05/29/20	3,004,919
5,000,000	Nordea Bank Abp (b)	2.50%	09/17/20	5,024,446
13,445,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.39% (a)	2.16%	04/30/21	13,498,739
9,000,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	2.24%	04/29/22	9,046,286
1,875,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.36% (a)	2.20%	01/17/23	1,878,930

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)

	Banks (Continued)
$1,042,000	Royal Bank of Canada, Medium-Term Note, 3 Mo. LIBOR + 0.40% (a)	2.19%	01/25/21	$1,046,270
8,512,000	Santander UK Group Holdings PLC	2.88%	10/16/20	8,571,856
6,250,000	Santander UK Group Holdings PLC	3.13%	01/08/21	6,324,471
3,400,000	Santander UK PLC	2.13%	11/03/20	3,409,660
4,800,000	Skandinaviska Enskilda Banken AB (b)	2.63%	11/17/20	4,831,968
1,000,000	Skandinaviska Enskilda Banken AB	2.63%	03/15/21	1,010,842
9,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.43% (a) (b)	2.33%	05/17/21	9,029,124
4,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.65% (a) (b)	2.53%	12/12/22	4,018,810
410,000	Societe Generale S.A. (b)	2.63%	09/16/20	412,167
1,000,000	Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)	3.20%	04/08/21	1,012,392
8,604,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b)	3.09%	09/10/22	8,690,977
9,975,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.15% (a) (b)	2.97%	01/20/23	10,074,840
2,000,000	Sumitomo Mitsui Banking Corp., 3 Mo. LIBOR + 0.37% (a)	2.21%	10/16/20	2,004,508
2,712,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.68% (a)	3.57%	03/09/21	2,755,459
5,000,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.11% (a)	2.95%	07/14/21	5,064,489
4,000,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	2.96%	10/19/21	4,057,618
4,139,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 0.97% (a)	2.81%	01/11/22	4,186,003
3,500,000	Svenska Handelsbanken AB, Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	2.38%	05/24/21	3,516,105
4,804,000	Toronto-Dominion Bank (The), Global Medium-Term Note, 3 Mo. LIBOR + 0.26% (a)	2.16%	09/17/20	4,812,153
25,000,000	Toronto-Dominion Bank (The), Medium-Term Note, 3 Mo. LIBOR + 0.30% (a)	2.07%	07/30/21	25,037,326
15,000,000	UBS AG/London (b)	2.20%	06/08/20	15,020,427
7,000,000	UBS AG/London, 3 Mo. LIBOR + 0.58% (a) (b)	2.47%	06/08/20	7,011,054
6,800,000	UBS AG/London, 3 Mo. LIBOR + 0.48% (a) (b)	2.39%	12/01/20	6,818,649
15,681,000	UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b)	3.44%	02/01/22	16,076,818
6,000,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.78% (a) (b)	3.62%	04/14/21	6,115,405
8,261,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.34% (a)	2.14%	01/25/21	8,281,149
5,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)	2.67%	06/28/22	5,053,350
7,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)	2.23%	01/13/23	7,014,080
				656,514,768
	Beverages — 0.2%
7,012,000	Pernod Ricard S.A. (b)	5.75%	04/07/21	7,339,768

	Diversified Financial Services — 0.5%
18,965,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.25%	07/01/20	19,133,872
5,376,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.63%	10/30/20	5,479,925
				24,613,797
	Electronics — 0.0%
1,000,000	Tyco Electronics Group S.A., 3 Mo. LIBOR + 0.45% (a)	2.34%	06/05/20	1,000,787

	Miscellaneous Manufacturing — 0.2%
9,200,000	Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR + 0.61% (a) (b)	2.50%	03/16/22	9,260,500

	Oil & Gas — 0.2%
10,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.25% (a)	2.16%	11/24/20	10,021,362

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)

	Oil & Gas (Continued)
$2,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a)	2.76%	09/16/21	$2,025,778
				12,047,140
	Pharmaceuticals — 0.6%
20,742,000	Allergan Funding SCS	3.00%	03/12/20	20,748,228
2,000,000	Allergan Funding SCS, 3 Mo. LIBOR + 1.26% (a)	3.14%	03/12/20	2,002,653
7,300,000	Shire Acquisitions Investments Ireland DAC	2.40%	09/23/21	7,366,650
				30,117,531
	Pipelines — 0.1%
6,657,000	Enbridge, Inc., 3 Mo. LIBOR + 0.70% (a)	2.59%	06/15/20	6,671,454
	Total Foreign Corporate Bonds and Notes			772,692,102
	(Cost $769,642,748)

ASSET-BACKED SECURITIES — 13.0%

	AmeriCredit Automobile Receivables Trust
2,940,342	Series 2015-3, Class D	3.34%	08/08/21	2,940,938
	Ameriquest Mortgage Securities, Inc.
30,189	Series 2004-R9, Class M2, 1 Mo. LIBOR + 0.98% (a)	2.77%	10/25/34	30,323
	Avis Budget Rental Car Funding AESOP LLC
500,000	Series 2014-2A, Class A (b)	2.50%	02/20/21	500,067
17,800,000	Series 2015-1A, Class A (b)	2.50%	07/20/21	17,829,238
12,440,000	Series 2015-2A, Class A (b)	2.63%	12/20/21	12,502,265
15,000,000	Series 2016-1A, Class A (b)	2.99%	06/20/22	15,205,992
	BMW Vehicle Lease Trust
1,753,043	Series 2017-2, Class A3	2.07%	10/20/20	1,755,419
120,000	Series 2017-2, Class A4	2.19%	03/22/21	120,064
6,695,000	Series 2018-1, Class A3	3.26%	07/20/21	6,761,803
	BMW Vehicle Owner Trust
1,906,063	Series 2018-A, Class A3	2.35%	04/25/22	1,912,314
	California Republic Auto Receivables Trust
111,731	Series 2015-3, Class A4	2.13%	05/17/21	111,730
5,349,000	Series 2015-3, Class B	2.70%	09/15/21	5,350,734
480,570	Series 2016-1, Class A4	2.24%	10/15/21	480,806
1,948,481	Series 2016-2, Class A4	1.83%	12/15/21	1,948,055
1,168,752	Series 2017-1, Class A4	2.28%	06/15/22	1,170,529
	Canadian Pacer Auto Receivables Trust
1,278,316	Series 2017-1A, Class A3 (b)	2.05%	03/19/21	1,278,725
1,895,000	Series 2017-1A, Class A4 (b)	2.29%	01/19/22	1,898,976
13,161,344	Series 2018-1A, Class A3 (b)	3.00%	11/19/21	13,220,918
1,549,211	Series 2018-2A, Class A2A (b)	3.00%	06/21/21	1,553,063
13,016,050	Series 2019-1A, Class A2 (b)	2.78%	03/21/22	13,071,036
	Carmax Auto Owner Trust
362,589	Series 2016-3, Class A3	1.39%	05/17/21	362,875
1,704,419	Series 2017-1, Class A3	1.98%	11/15/21	1,705,495
1,124,502	Series 2017-3, Class A3	1.97%	04/15/22	1,125,866
330,193	Series 2018-4, Class A2A	3.11%	02/15/22	331,711
4,454,134	Series 2019-1, Class A2A	3.02%	07/15/22	4,475,397

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Carvana Auto Receivables Trust
$5,000,000	Series 2019-4A, Class A2 (b)	2.20%	07/15/22	$5,008,104
	Chrysler Capital Auto Receivables Trust
699,742	Series 2016-AA, Class C (b)	3.25%	06/15/22	700,058
	Countrywide Asset-Backed Certificates
1,984,723	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 0.75% (a) (b)	2.92%	12/25/34	1,994,869
311,540	Series 2005-BC3, Class M3, 1 Mo. LIBOR + 1.08% (a)	2.87%	06/25/35	312,701
	Dell Equipment Finance Trust
81,344	Series 2018-1, Class A2A (b)	2.97%	10/22/20	81,448
8,748,008	Series 2019-1, Class A2 (b)	2.78%	08/23/21	8,799,246
	Element Rail Leasing I LLC
1,750,903	Series 2014-1A, Class A1 (b)	2.30%	04/19/44	1,753,877
	Exeter Automobile Receivables Trust
9,872	Series 2018-4A, Class A (b)	3.05%	12/15/21	9,876
1,234,695	Series 2019-1A, Class A (b)	3.20%	04/15/22	1,237,328
4,832,548	Series 2019-3A, Class A (b)	2.59%	09/15/22	4,845,025
	Ford Credit Auto Lease Trust
850,000	Series 2018-A, Class A4	3.05%	08/15/21	854,727
2,746,524	Series 2018-B, Class A2A	2.93%	04/15/21	2,748,181
4,780,000	Series 2018-B, Class A3	3.19%	12/15/21	4,817,119
9,855,955	Series 2019-A, Class A2A	2.84%	09/15/21	9,889,899
9,000,000	Series 2019-A, Class A3	2.90%	05/15/22	9,108,849
	Foursight Capital Automobile Receivables Trust
8,947,057	Series 2019-1, Class A2 (b)	2.58%	03/15/23	8,975,454
17,590,000	Series 2020-1, Class A2 (b)	1.97%	09/15/23	17,611,416
	GM Financial Automobile Leasing Trust
81,445	Series 2017-2, Class A4	2.18%	06/21/21	81,454
1,162,000	Series 2017-2, Class B	2.43%	06/21/21	1,162,276
500,000	Series 2017-3, Class B	2.40%	09/20/21	500,492
2,602,579	Series 2018-1, Class A3	2.61%	01/20/21	2,605,602
11,405,000	Series 2018-1, Class C	3.11%	12/20/21	11,478,592
3,457,112	Series 2018-2, Class A3	3.06%	06/21/21	3,468,391
4,239,623	Series 2018-3, Class A3	3.18%	06/21/21	4,262,212
8,332,000	Series 2018-3, Class B	3.48%	07/20/22	8,448,808
6,527,522	Series 2019-1, Class A2A	2.91%	04/20/21	6,546,461
7,500,000	Series 2019-1, Class A3	2.98%	12/20/21	7,583,379
639,000	Series 2019-1, Class B	3.37%	12/20/22	651,163
8,201,377	Series 2019-2, Class A2A	2.67%	06/21/21	8,230,045
	GM Financial Consumer Automobile Receivables Trust
2,678,158	Series 2017-1A, Class A3 (b)	1.78%	10/18/21	2,677,909
	GSAA Home Equity Trust
1,260,928	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.37% (a)	2.53%	10/25/35	1,275,759
	GTE Auto Receivables Trust
5,000,000	Series 2019-1, Class A2 (b)	2.17%	12/15/22	5,009,101
	Honda Auto Receivables Owner Trust
1,287,557	Series 2018-3, Class A2	2.67%	12/21/20	1,288,422
	Hyundai Auto Lease Securitization Trust
5,042,768	Series 2018-A, Class A3 (b)	2.81%	04/15/21	5,055,756
1,984,576	Series 2018-B, Class A2 (b)	2.81%	12/15/20	1,985,738
1,100,000	Series 2018-B, Class A4 (b)	3.20%	06/15/22	1,113,096
3,773,106	Series 2019-A, Class A2 (b)	2.92%	07/15/21	3,790,394
	Master Asset Backed Securities Trust
82,653	Series 2005-OPT1, Class M2, 1 Mo. LIBOR + 0.63% (a)	2.42%	03/25/35	82,887

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Mercedes-Benz Auto Lease Trust
$5,603,982	Series 2019-A, Class A2	3.01%	02/16/21	$5,617,659
22,000,000	Series 2019-B, Class A2	2.01%	12/15/21	22,033,517
15,000,000	Series 2019-B, Class A3	2.00%	10/17/22	15,064,811
	Mill City Mortgage Loan Trust
3,426,485	Series 2016-1, Class A1 (b)	2.50%	04/25/57	3,444,086
5,293,822	Series 2017-1, Class A1 (b)	2.75%	11/25/58	5,338,183
6,799,238	Series 2017-2, Class A1 (b)	2.75%	07/25/59	6,869,213
	Mill City Mortgage Trust
7,183,132	Series 2015-2, Class A2 (b)	3.00%	09/25/57	7,276,546
	Nationstar Home Equity Loan Trust
2,258,808	Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)	1.94%	09/25/36	2,252,530
	New Century Home Equity Loan Trust
863,310	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.68% (a)	2.47%	06/25/35	865,806
	Nissan Auto Lease Trust
8,500,000	Series 2018-A, Class A3	3.25%	09/15/21	8,577,063
	Nissan Auto Receivables Owner Trust
89,100	Series 2016-C, Class A3	1.18%	01/15/21	89,075
133,944	Series 2017-B, Class A3	1.75%	10/15/21	133,950
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
890,715	Series 2005-HE1, Class M3, 1 Mo. LIBOR + 0.72% (a)	2.51%	09/25/35	894,150
	OSCAR US Funding Trust IX LLC
2,115,000	Series 2018-2A, Class A3 (b)	3.39%	09/12/22	2,138,798
	OSCAR US Funding Trust V
23,614,930	Series 2016-2A, Class A4 (b)	2.99%	12/15/23	23,745,384
	OSCAR US Funding Trust VI LLC
1,868,472	Series 2017-1A, Class A3 (b)	2.82%	06/10/21	1,869,956
7,810,000	Series 2017-1A, Class A4 (b)	3.30%	05/10/24	7,913,276
	OSCAR US Funding Trust VII LLC
6,670,030	Series 2017-2A, Class A3 (b)	2.45%	12/10/21	6,683,317
3,580,000	Series 2017-2A, Class A4 (b)	2.76%	12/10/24	3,625,729
	OSCAR US Funding Trust VIII LLC
375,488	Series 2018-1A, Class A2A (b)	2.91%	04/12/21	375,843
19,255,000	Series 2018-1A, Class A3 (b)	3.23%	05/10/22	19,418,201
	OSCAR US Funding X LLC
7,831,065	Series 2019-1A, Class A2 (b)	3.10%	04/11/22	7,880,621
	OSCAR US Funding XI LLC
23,538,620	Series 2019-2A, Class A2 (b)	2.49%	08/10/22	23,636,085
	Securitized Term Auto Receivables Trust
1,126,004	Series 2017-1A, Class A4 (b)	2.21%	06/25/21	1,126,982
1,012,876	Series 2017-2A, Class A3 (b)	2.04%	04/26/21	1,013,264
19,095,000	Series 2017-2A, Class A4 (b)	2.29%	03/25/22	19,159,833
1,650,000	Series 2018-1A, Class A3 (b)	3.07%	01/25/22	1,662,214
2,057,540	Series 2018-2A, Class A2A (b)	3.06%	02/25/21	2,060,851
4,900,000	Series 2019-1A, Class A3 (b)	2.99%	02/27/23	4,971,218
	Sierra Timeshare Receivables Funding LLC
4,777,486	Series 2016-3A, Class A (b)	2.43%	10/20/33	4,788,598
	Structured Asset Investment Loan Trust
39,264	Series 2004-10, Class A7, 1 Mo. LIBOR + 1.06% (a)	2.85%	11/25/34	39,444
	Towd Point Mortgage Trust
1,108,672	Series 2015-1, Class AES (b)	3.00%	10/25/53	1,115,976
523,347	Series 2015-2, Class 1A12 (b)	2.75%	11/25/60	526,183
2,201,669	Series 2015-3, Class A1B (b)	3.00%	03/25/54	2,215,036
1,680,954	Series 2015-4, Class A1 (b)	3.50%	04/25/55	1,696,022

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Towd Point Mortgage Trust (Continued)
$1,877,761	Series 2015-4, Class A1B (b)	2.75%	04/25/55	$1,884,050
30,896,053	Series 2015-5, Class A1B (b)	2.75%	05/25/55	31,031,631
24,097,667	Series 2015-6, Class A1B (b)	2.75%	04/25/55	24,307,331
2,757,795	Series 2016-1, Class A1B (b)	2.75%	02/25/55	2,776,908
13,087,372	Series 2016-2, Class A1 (b)	3.00%	08/25/55	13,296,207
6,379,103	Series 2016-2, Class A1A (b)	2.75%	08/25/55	6,469,178
4,114,741	Series 2016-3, Class A1 (b)	2.25%	04/25/56	4,130,262
12,124,196	Series 2016-5, Class A1 (b)	2.50%	10/25/56	12,216,277
15,870,748	Series 2017-2, Class A1 (b)	2.75%	04/25/57	16,057,580
	Toyota Auto Receivables Owner Trust
1,915,423	Series 2018-C, Class A2A	2.77%	08/16/21	1,919,914
	Verizon Owner Trust
2,323,765	Series 2017-1A, Class A (b)	2.06%	09/20/21	2,324,366
6,992,950	Series 2017-2A, Class A (b)	1.92%	12/20/21	6,996,659
18,932,000	Series 2018-1A, Class A1A (b)	2.82%	09/20/22	19,071,625
	World Omni Auto Receivables Trust
5,457,711	Series 2019-A, Class A2	3.02%	04/15/22	5,484,522
	World Omni Automobile Lease Securitization Trust
6,405,000	Series 2018-A, Class A4	2.94%	05/15/23	6,448,746
4,324,840	Series 2018-B, Class A2A	2.96%	06/15/21	4,339,219
8,206,972	Series 2019-A, Class A2	2.89%	11/15/21	8,250,187
	Total Asset-Backed Securities			646,814,535
	(Cost $644,420,562)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.9%

	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
1,966,713	Series 2003-2723, Class KN	5.00%	12/15/23	2,043,977
2,851,341	Series 2004-2783, Class YB	5.00%	04/15/24	2,968,820
14	Series 2005-2931, Class DE	4.00%	02/15/20	14
3	Series 2005-2945, Class HB	5.00%	03/15/20	3
1	Series 2007-3266, Class D	5.00%	01/15/22	1
1	Series 2007-3294, Class DB	4.50%	03/15/22	1
212,274	Series 2009-3539, Class YA	4.00%	02/15/24	212,882
4,082	Series 2010-3705, Class CA	3.00%	08/15/20	4,079
3,124,842	Series 2010-3737, Class DA	2.00%	12/15/39	3,122,399
14,302	Series 2010-3755, Class AJ	2.00%	11/15/20	14,282
15,981	Series 2010-3766, Class HE	3.00%	11/15/20	16,003
20,509	Series 2010-3773, Class GK	2.50%	12/15/20	20,510
141,674	Series 2011-3790, Class AP	4.50%	01/15/37	143,408
15,607	Series 2011-3852, Class CA	3.00%	10/15/39	15,611
734,722	Series 2011-3925, Class VB	4.00%	09/15/31	737,218
247,982	Series 2012-4001, Class A	3.50%	11/15/38	249,706
80,863	Series 2012-4011, Class KM	2.00%	03/15/22	80,847
1,971,143	Series 2013-4199, Class YV	3.50%	05/15/26	2,022,967
261,761	Series 2014-4305, Class KN	2.50%	03/15/38	261,885
2,346	Series 2015-4459, Class NC	5.00%	07/15/25	2,346

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association
$1,081,651	Series 2003-48, Class TC	5.00%	06/25/23	$1,122,732
556,287	Series 2006-60, Class DF, 1 Mo. LIBOR + 0.43% (a)	2.22%	04/25/35	556,765
43	Series 2008-53, Class CA	5.00%	07/25/23	43
1,735	Series 2008-59, Class KB	4.50%	07/25/23	1,741
19,267	Series 2009-14, Class EB	4.50%	03/25/24	19,501
7,594	Series 2009-52, Class AJ	4.00%	07/25/24	7,720
320,856	Series 2009-71, Class BA	4.00%	08/25/24	322,601
5,115	Series 2009-96, Class JA	3.50%	10/25/24	5,112
606,019	Series 2010-99, Class UK	3.00%	10/25/38	606,093
53	Series 2010-116, Class AD	2.00%	08/25/20	53
43,252	Series 2010-145, Class MA	2.00%	12/25/20	43,201
177	Series 2011-3, Class EG	2.00%	05/25/20	176
22,758	Series 2011-13, Class AD	2.00%	07/25/21	22,679
11,181	Series 2011-15, Class HT	5.50%	03/25/26	11,313
70,339	Series 2011-60, Class UC	2.50%	09/25/39	70,702
1,018	Series 2011-68, Class AH	4.50%	12/25/20	1,021
18,433	Series 2011-71, Class KC	1.75%	08/25/21	18,370
21,533	Series 2011-86, Class DC	2.00%	09/25/21	21,472
583,387	Series 2012-20, Class AB	2.50%	07/25/39	584,225
2,191,625	Series 2012-103, Class LE	1.75%	05/25/39	2,187,511
1,877,261	Series 2013-1, Class KC	2.00%	07/25/40	1,877,536
681,039	Series 2013-71, Class AC	2.00%	03/25/38	680,673
	Government National Mortgage Association
58,031	Series 2009-10, Class MD	4.50%	12/16/36	58,652
19,432	Series 2010-4, Class JC	3.00%	08/16/39	19,455
41,738	Series 2010-87, Class HE	3.00%	11/20/38	41,916
36,372	Series 2010-125, Class TE	3.00%	06/20/39	36,434
5,458	Series 2010-164, Class LE	3.00%	10/20/38	5,461
25,947	Series 2010-164, Class LH	3.50%	10/20/38	25,962
24,186	Series 2011-37, Class PG	3.00%	05/20/40	24,176
5,765	Series 2011-115, Class PD	2.00%	10/20/38	5,766
7,939,316	Series 2012-17, Class MA	1.75%	08/20/40	7,921,147
9,090,796	Series 2015-103, Class AB	2.00%	01/16/40	9,115,276
2,563,298	Series 2018-89, Class A	3.50%	06/20/39	2,590,468
	NCUA Guaranteed Notes Trust
753,163	Series 2010-R1, Class 1A, 1 Mo. LIBOR + 0.45% (a)	2.14%	10/07/20	754,364
				40,677,276
	Commercial Mortgage-Backed Securities — 3.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
2,690,582	Series 2010-K007, Class A2	4.22%	03/25/20	2,689,547
8,145,363	Series 2011-K011, Class A2	4.08%	11/25/20	8,256,663
13,725,000	Series 2011-K013, Class A2	3.97%	01/25/21	13,948,564
12,686,468	Series 2013-K025, Class A1	1.88%	04/25/22	12,689,809
9,039,495	Series 2013-K027, Class A1	1.79%	09/25/22	9,060,626
1,579,078	Series 2013-K029, Class A1	2.84%	10/25/22	1,596,927
24,362,974	Series 2014-K715, Class A2	2.86%	01/25/21	24,500,595
52,238	Series 2014-K716, Class A1	2.41%	01/25/21	52,186
4,290,000	Series 2014-K716, Class A2	3.13%	06/25/21	4,343,302
14,919,022	Series 2015-K720, Class A1	2.32%	11/25/21	15,000,868

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	FREMF Mortgage Trust
$4,400,000	Series 2010-K7, Class B (b) (d)	5.73%	04/25/20	$4,410,882
10,411,000	Series 2010-K8, Class B (b) (d)	5.44%	09/25/43	10,485,647
6,160,000	Series 2011-K10, Class B (b) (d)	4.78%	11/25/49	6,256,671
3,822,000	Series 2011-K14, Class B (b) (d)	5.35%	02/25/47	3,950,564
23,047,000	Series 2012-K17, Class B (b) (d)	4.47%	12/25/44	23,939,099
8,195,000	Series 2014-K715, Class B (b) (d)	4.11%	02/25/46	8,313,462
	Government National Mortgage Association
22,685	Series 2014-28, Class A	2.00%	01/16/46	22,607
				149,518,019
	Pass-through Securities — 0.1%
	Federal Home Loan Mortgage Corporation
10	Pool G11728	5.50%	02/01/20	10
14,937	Pool G11777	5.00%	10/01/20	15,792
4,215	Pool G11820	5.50%	12/01/20	4,242
3,869	Pool G11879	5.00%	10/01/20	4,090
17,640	Pool G11902	5.00%	08/01/20	18,650
14,832	Pool G11966	5.50%	11/01/20	14,871
2,610	Pool G12255	5.50%	07/01/21	2,650
13,064	Pool G12673	5.00%	09/01/21	13,812
27,674	Pool G13204	6.00%	11/01/22	28,251
5,925	Pool G13235	4.50%	08/01/20	6,136
2,293	Pool G13761	5.50%	12/01/20	2,298
25,899	Pool G13812	5.00%	12/01/20	27,382
18,910	Pool G14030	4.50%	12/01/20	19,586
30,374	Pool G14035	5.50%	12/01/21	30,607
22,612	Pool G14187	5.50%	12/01/20	22,637
436,381	Pool G15435	5.00%	11/01/24	461,398
31,779	Pool G15821	5.00%	07/01/25	33,601
183,021	Pool G15874	5.00%	06/01/26	193,513
23,022	Pool G18056	5.00%	06/01/20	24,340
35,867	Pool J02535	5.00%	09/01/20	37,921
2,794	Pool P60959	4.50%	09/01/20	2,794
	Federal National Mortgage Association
379	Pool 310097	5.00%	10/01/20	401
22	Pool 735512	6.00%	03/01/20	22
2,572	Pool 735646	4.50%	07/01/20	2,662
2,820	Pool 735920	4.50%	10/01/20	2,919
2,386	Pool 745238	6.00%	12/01/20	2,386
74,378	Pool 745735	5.00%	03/01/21	78,605
15,767	Pool 745749	5.50%	03/01/21	15,868
206,343	Pool 745832	6.00%	04/01/21	208,684
194	Pool 814708	6.00%	04/01/20	194
939	Pool 815098	6.00%	05/01/20	939
2,427	Pool 839226	4.00%	09/01/20	2,429
13,095	Pool 844915	4.50%	11/01/20	13,557
15,450	Pool 847919	5.50%	11/01/20	15,538
12,676	Pool 888932	4.50%	11/01/22	13,123
136	Pool 889191	4.50%	04/01/21	141
53	Pool 889318	5.50%	07/01/20	53
2,220	Pool 889531	4.50%	05/01/22	2,299
1,741	Pool 889847	4.50%	04/01/21	1,802

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$46,146	Pool 890403	6.00%	05/01/23	$46,884
4,482	Pool 898044	4.50%	12/01/20	4,640
351,092	Pool 901931	6.00%	10/01/21	356,989
174,603	Pool 962078	4.50%	03/01/23	182,135
8,272	Pool 995158	4.50%	12/01/20	8,564
415	Pool 995886	6.00%	04/01/21	416
133,199	Pool AD0285	5.00%	09/01/22	140,769
9,565	Pool AD0402	5.00%	02/01/23	10,109
12,497	Pool AE0126	5.00%	06/01/20	13,207
30,300	Pool AE0237	5.50%	11/01/23	30,374
83,593	Pool AE0314	5.00%	08/01/21	88,344
17,708	Pool AE0792	5.00%	12/01/20	18,715
87,573	Pool AE0812	5.00%	07/01/25	92,557
278,416	Pool AL5764	5.00%	09/01/25	294,261
242,931	Pool AL5812	5.50%	05/01/25	247,160
110,139	Pool AL6212	4.50%	01/01/27	114,025
272	Pool AL6725	4.50%	09/01/20	281
303,734	Pool AL6798	5.00%	09/01/25	321,021
479	Pool AL8539	4.50%	01/01/27	496
759,365	Pool BM1299	5.00%	03/01/27	802,583
1,066	Pool MA0358	4.50%	03/01/20	1,104
4,042	Pool MA0419	4.50%	05/01/20	4,185
18,114	Pool MA0772	4.00%	06/01/21	18,933
501,874	Pool MA1030	3.00%	04/01/22	516,895
	Government National Mortgage Association
36,625	Pool 783524	5.00%	09/15/24	37,791
				4,678,641
	Total U.S. Government Agency Mortgage-Backed Securities			194,873,936
	(Cost $194,512,403)

U.S. GOVERNMENT NOTES — 2.5%

25,000,000	U.S. Treasury Floating Rate Note, 3 Mo. U.S. T-Bill MMY + 0.30% (a)	1.84%	10/31/21	25,078,190
28,900,000	U.S. Treasury Note	1.13%	04/30/20	28,864,440
40,000,000	U.S. Treasury Note	1.50%	06/15/20	39,988,281
30,000,000	U.S. Treasury Note	1.50%	11/30/21	30,080,273
	Total U.S. Government Notes			124,011,184
	(Cost $123,698,228)

CERTIFICATES OF DEPOSIT — 1.3%

	Banks — 1.3%
10,000,000	Barclays Bank PLC, 3 Mo. LIBOR + 0.36% (a)	2.19%	07/15/20	10,001,529
15,000,000	Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (a)	2.22%	11/19/21	15,028,160
20,000,000	Societe Generale, 1 Mo. LIBOR + 0.34% (a)	1.99%	08/19/20	20,026,469

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CERTIFICATES OF DEPOSIT (Continued)

	Banks (Continued)
$20,000,000	Svenska Handelsbanken, 1 Mo. LIBOR + 0.24% (a)	1.90%	08/28/20	$20,014,990
	Total Certificates of Deposit			65,071,148
	(Cost $65,000,000)

MORTGAGE-BACKED SECURITIES — 0.6%

	Collateralized Mortgage Obligations — 0.6%
	COLT Mortgage Loan Trust
888,649	Series 2018-1, Class A1 (b)	2.93%	02/25/48	892,277
	Merrill Lynch Mortgage Investors Trust
1,531,757	Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.38% (a)	2.55%	08/25/35	1,545,012
	Sequoia Mortgage Trust
520,860	Series 2014-3, Class A14 (b)	3.00%	10/25/44	521,995
1,808,612	Series 2015-1, Class A6 (b)	2.50%	01/25/45	1,806,784
	WinWater Mortgage Loan Trust
24,620,454	Series 2015-5, Class A5 (b)	3.50%	08/20/45	24,882,762
	Total Mortgage-Backed Securities			29,648,830
	(Cost $29,568,306)

	Total Investments — 100.8%			5,024,578,670
	(Cost $5,012,657,605) (e)
	Net Other Assets and Liabilities — (0.8)%			(37,772,335)
	Net Assets — 100.0%			$4,986,806,335

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $1,196,287,911 or 24.0% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,231,316 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $310,251. The net unrealized appreciation was $11,921,065.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$1,960,423,538	$—	$1,960,423,538	$—
Commercial Paper*	1,231,043,397	—	1,231,043,397	—
Foreign Corporate Bonds*	772,692,102	—	772,692,102	—
Asset-Backed Securities	646,814,535	—	646,814,535	—
U.S. Government Agency Mortgage-Backed Securities	194,873,936	—	194,873,936	—
U.S. Government Notes	124,011,184	—	124,011,184	—
Certificates of Deposit*	65,071,148	—	65,071,148	—
Mortgage-Backed Securities	29,648,830	—	29,648,830	—
Total Investments	$5,024,578,670	$—	$5,024,578,670	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments
January 31, 2020 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 53.2%

	Capital Markets — 53.2%
271,020	First Trust Emerging Markets Local Currency Bond ETF (a)	$10,412,588
133,957	First Trust Institutional Preferred Securities and Income ETF (a)	2,710,620
11,606	First Trust Long Duration Opportunities ETF (a)	327,579
49,565	First Trust Low Duration Opportunities ETF (a)	2,587,293
401,374	First Trust Preferred Securities and Income ETF (a)	8,119,796
317,856	First Trust Senior Loan ETF (a)	15,247,552
40,271	iShares J.P. Morgan USD Emerging Markets Bond ETF	4,670,631
29,100	iShares MBS ETF	3,167,826
5,000	ProShares Short 20+ Year Treasury	91,175
	Total Exchange-Traded Funds	47,335,060
	(Cost $46,402,908)

COMMON STOCKS — 25.3%

	Air Freight & Logistics — 0.8%
10,235	C.H. Robinson Worldwide, Inc.	739,172

	Banks — 4.2%
7,917	Cathay General Bancorp	285,487
9,830	Columbia Banking System, Inc.	380,421
1,815	Credicorp Ltd.	374,943
15,609	First Financial Bancorp	375,240
2,869	Great Western Bancorp, Inc.	84,779
26,896	Hope Bancorp, Inc.	373,989
10,470	PacWest Bancorp	366,973
23,839	People’s United Financial, Inc.	367,597
23,561	Regions Financial Corp.	366,845
21,772	Umpqua Holdings Corp.	367,947
10,357	United Bankshares, Inc.	355,245
		3,699,466

	Containers & Packaging — 0.8%
13,073	Sonoco Products Co.	746,991

	Distributors — 0.8%
7,610	Genuine Parts Co.	712,068

	Diversified Telecommunication Services — 0.9%
19,342	China Telecom Corp., Ltd., ADR	748,729

	Electric Utilities — 5.2%
9,767	ALLETE, Inc.	815,349
2,434	Alliant Energy Corp.	144,482
1,396	American Electric Power Co., Inc.	145,491
721	Duke Energy Corp.	70,391
1,528	Emera, Inc. (CAD)	68,075
12,395	Evergy, Inc.	894,423
1,572	Eversource Energy	145,316
5,751	Exelon Corp.	273,690
6,312	Fortis, Inc. (CAD)	275,297

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Electric Utilities (Continued)
17,113	Hawaiian Electric Industries, Inc.	$836,997
1,769	NextEra Energy, Inc.	474,446
7,408	PPL Corp.	268,096
3,131	Xcel Energy, Inc.	216,634
		4,628,687

	Electrical Equipment — 0.8%
10,403	Emerson Electric Co.	745,167

	Gas Utilities — 0.2%
590	Atmos Energy Corp.	69,048
1,476	New Jersey Resources Corp.	60,988
		130,036

	IT Services — 0.9%
9,300	Paychex, Inc.	797,661

	Multi-Utilities — 1.7%
1,719	ATCO Ltd., Class I (CAD)	67,051
794	Dominion Energy, Inc.	68,085
11,171	NorthWestern Corp.	859,832
6,667	Public Service Enterprise Group, Inc.	394,686
439	Sempra Energy	70,521
718	WEC Energy Group, Inc.	71,721
		1,531,896

	Oil, Gas & Consumable Fuels — 3.2%
10,767	Enbridge, Inc.	437,894
7,341	Equitrans Midstream Corp.	70,987
31,054	Kinder Morgan, Inc.	648,097
3,442	ONEOK, Inc.	257,703
18,656	TC Energy Corp.	1,022,722
19,550	Williams (The) Cos., Inc.	404,489
		2,841,892

	Pharmaceuticals — 0.9%
15,580	Sanofi, ADR	752,047

	Semiconductors & Semiconductor Equipment — 0.8%
6,161	Texas Instruments, Inc.	743,325

	Thrifts & Mortgage Finance — 4.1%
24,940	First Defiance Financial Corp.	732,986
47,193	Northfield Bancorp, Inc.	749,897
31,519	OceanFirst Financial Corp.	733,132
32,459	Provident Financial Services, Inc.	740,390
91,274	TrustCo Bank Corp. NY	723,803
		3,680,208
	Total Common Stocks	22,497,345
	(Cost $21,647,184)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 8.0%

	Chemicals — 0.3%
10,473	Westlake Chemical Partners, L.P.	$236,899

	Independent Power and Renewable Electricity Producers — 0.7%
10,013	NextEra Energy Partners, L.P. (b)	568,438

	Oil, Gas & Consumable Fuels — 7.0%
11,402	Alliance Resource Partners, L.P.	103,074
8,240	BP Midstream Partners, L.P.	118,903
44,409	Energy Transfer, L.P.	559,109
60,576	Enterprise Products Partners, L.P.	1,561,044
18,594	Holly Energy Partners, L.P.	424,501
15,717	Magellan Midstream Partners, L.P.	964,710
7,595	MPLX, L.P.	182,660
11,626	Phillips 66 Partners, L.P.	679,307
31,402	Plains All American Pipeline, L.P.	522,843
19,210	Shell Midstream Partners, L.P.	377,477
19,057	TC PipeLines, L.P.	760,755
		6,254,383
	Total Master Limited Partnerships	7,059,720
	(Cost $6,692,412)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.1%

	Collateralized Mortgage Obligations — 4.4%
	Federal Home Loan Mortgage Corporation
$9,778	Series 1998-192, Class IO, IO, STRIPS	6.50%	02/01/28	1,537
102,478	Series 2003-2564, Class PK	4.00%	06/15/32	114,828
88,000	Series 2003-2669, Class LL	5.50%	08/15/33	99,153
712	Series 2004-2776, Class QP	4.00%	01/15/34	712
96,434	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	4.86%	02/15/36	17,053
6,595	Series 2006-3200, Class PO, PO	(d)	08/15/36	6,066
9,073	Series 2007-3373, Class TO, PO	(d)	04/15/37	8,166
88,694	Series 2007-3382, Class CE	6.00%	11/15/37	101,058
82,404	Series 2009-3589, Class ZW	4.50%	10/15/39	95,593
232,000	Series 2010-3626, Class ME	5.00%	01/15/40	270,642
63,534	Series 2011-3817, Class MA	4.50%	10/15/37	64,654
10,164	Series 2011-3917, Class AI, IO	4.50%	07/15/26	605
520,949	Series 2012-4101, Class QN	3.50%	09/15/42	548,798
1,302,639	Series 2016-4619, Class IB, IO	4.00%	12/15/47	77,454
	Federal National Mortgage Association
2,701	Series 1992-205, Class Z	7.00%	11/25/22	2,834
16,103	Series 1993-176, Class E, PO	(d)	08/25/23	15,593
14,165	Series 1993-247, Class 2, IO, STRIPS	7.50%	10/25/23	1,275
54,964	Series 1997-22, Class PC	4.50%	03/18/27	58,098
9,238	Series 2002-1, Class HC	6.50%	02/25/22	9,454
72,524	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	13,588
13,244	Series 2003-W2, Class 1A1	6.50%	07/25/42	15,268
46,530	Series 2004-T2, Class 1PO, PO	(d)	11/25/43	44,194
9,462	Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)	2.07%	01/25/37	9,429
54,209	Series 2007-32, Class KT	5.50%	04/25/37	61,941

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$18,059	Series 2007-42, Class AO, PO	(d)	05/25/37	$16,565
103,842	Series 2008-24, Class WH	6.00%	02/25/38	137,168
12,228	Series 2008-44, Class PO, PO	(d)	05/25/38	10,712
227,000	Series 2010-45, Class EB	5.00%	05/25/40	282,539
62,668	Series 2011-30, Class MD	4.00%	02/25/39	63,036
84,794	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	14,147
112,463	Series 2015-14, Class IK, IO	0.75%	03/25/45	11,344
56,038	Series 2015-72, Class PC	3.00%	10/25/43	56,363
	Government National Mortgage Association
27,605	Series 2003-7, Class TA	4.50%	11/16/32	28,617
24,088	Series 2003-52, Class AP, PO	(d)	06/16/33	22,132
54,000	Series 2004-47, Class PD	6.00%	06/16/34	60,977
28,246	Series 2004-109, Class BC	5.00%	11/20/33	28,599
8,887	Series 2005-17, Class AD	5.00%	02/20/35	9,485
310,698	Series 2006-17, Class TW	6.00%	04/20/36	351,761
270,000	Series 2008-2, Class GC	4.75%	01/16/38	298,394
85,789	Series 2009-96, Class ZG	5.50%	10/16/39	100,633
10,000	Series 2010-84, Class YB	4.00%	07/20/40	10,791
138,440	Series 2010-111, Class JA	2.50%	09/16/40	139,287
459,000	Series 2010-167, Class WL	4.50%	09/20/40	523,976
30,525	Series 2012-34, Class SD, IO, 1 Mo. LIBOR × -1 + 6.05% (c)	4.31%	03/16/42	6,372
31,761	Series 2013-20, Class KI, IO	5.00%	01/20/43	4,358
1,735	Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)	6.11%	08/20/39	1,741
39,469	Series 2013-67, Class PI, IO	4.00%	12/16/42	4,783
	NCUA Guaranteed Notes Trust
28,047	Series 2010-R3, Class 1A, 1 Mo. LIBOR + 0.56% (e)	2.25%	12/08/20	28,068
	Vendee Mortgage Trust
51,604	Series 2011-2, Class DA	3.75%	12/15/33	51,886
				3,901,727
	Pass-through Securities — 2.7%
	Federal Home Loan Mortgage Corporation
65,333	Pool A47829	4.00%	08/01/35	68,660
70,890	Pool A80290	5.00%	11/01/35	78,779
52,339	Pool A94951	4.00%	11/01/40	56,605
28,691	Pool A95134	4.50%	11/01/40	31,387
28,812	Pool A97601	4.50%	03/01/41	32,105
12,567	Pool G03523	6.00%	11/01/37	14,486
34,774	Pool G06501	4.00%	04/01/41	37,495
46,004	Pool G07286	6.50%	09/01/39	54,159
2,141	Pool G11973	5.50%	02/01/21	2,154
23,387	Pool G13124	6.00%	12/01/22	24,054
19,437	Pool G13465	6.00%	01/01/24	20,025
23,836	Pool G13790	4.50%	04/01/25	25,010
28,067	Pool G13844	4.50%	07/01/25	29,629
17,743	Pool G14184	5.00%	07/01/25	18,760
31,261	Pool G15725	4.50%	09/01/26	32,960
3,991	Pool G18072	4.50%	09/01/20	4,134
8,687	Pool O20138	5.00%	11/01/30	9,446
33,179	Pool Q05201	4.00%	12/01/41	35,716
	Federal National Mortgage Association
86,613	Pool 724888	5.50%	06/01/33	94,650

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$11,970	Pool 879398	5.50%	02/01/21	$12,073
21,388	Pool 888112	6.50%	12/01/36	24,934
10,734	Pool 889780	5.50%	03/01/23	11,119
959	Pool 890206	5.50%	10/01/21	964
22,234	Pool 897936	5.50%	08/01/21	22,642
21,669	Pool 923171	7.50%	03/01/37	24,649
28,495	Pool 977130	5.50%	08/01/23	29,485
17,393	Pool 983629	4.50%	05/01/23	18,007
22,237	Pool 995400	7.00%	06/01/23	23,064
55,176	Pool 995700	6.50%	03/01/27	61,187
27,371	Pool AB2265	4.00%	02/01/41	29,747
8,843	Pool AI1191	4.50%	04/01/41	9,668
29,522	Pool AI7800	4.50%	07/01/41	32,373
24,054	Pool AJ5299	4.00%	11/01/41	26,208
42,797	Pool AJ5300	4.00%	11/01/41	46,130
36,622	Pool AK3103	4.00%	02/01/42	39,411
62,656	Pool AL1024	4.50%	07/01/26	66,520
17,381	Pool AL6304	5.50%	09/01/25	18,012
50,015	Pool AU4726	4.00%	09/01/43	54,096
349,711	Pool BN0965	4.50%	12/01/48	370,647
	Government National Mortgage Association
16,386	Pool 3500	5.50%	01/20/34	18,478
9,511	Pool 3513	5.00%	02/20/34	10,587
19,059	Pool 3555	5.00%	05/20/34	21,203
52,944	Pool 3975	5.50%	04/20/37	59,117
19,728	Pool 4230	6.00%	09/20/23	20,819
36,771	Pool 609116	4.50%	02/15/44	42,059
344,432	Pool 769055	3.75%	07/15/41	364,197
254,111	Pool 770005	4.00%	11/15/33	273,608
20,943	Pool MA2293	3.50%	10/20/44	21,486
				2,422,704
	Total U.S. Government Agency Mortgage-Backed Securities			6,324,431
	(Cost $6,206,144)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS — 2.7%

	Equity Real Estate Investment Trusts — 2.7%
3,701	Public Storage	828,136
10,736	Realty Income Corp.	841,810
45,690	Retail Opportunity Investments Corp.	757,083
	Total Real Estate Investment Trusts	2,427,029
	(Cost $2,409,340)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 0.0%

	First Alliance Mortgage Loan Trust
$16,929	Series 1999-1, Class A1	7.18%	06/20/30	$17,051
	Total Asset-Backed Securities			17,051
	(Cost $16,929)

MORTGAGE-BACKED SECURITIES — 0.0%

	Collateralized Mortgage Obligations — 0.0%
	BCAP LLC Trust
2,246	Series 2011-R11, Class 30A5 (f) (g)	3.85%	01/26/34	2,238
	Residential Accredit Loans, Inc.
1,653	Series 2003-QS5, Class A2, 1 Mo. LIBOR × -1.83 + 14.76% (c)	11.71%	03/25/18	1,569
1,614	Series 2003-QS14, Class A1	5.00%	07/25/18	1,586
769	Series 2003-QS20, Class CB	5.00%	11/25/18	775
	Residential Asset Securitization Trust
197	Series 2003-A14, Class A1	4.75%	02/25/19	147
	Structured Asset Securities Corp.
10,206	Series 2003-37A, Class 3A7 (g)	3.94%	12/25/33	10,488
	Total Mortgage-Backed Securities			16,803
	(Cost $16,612)

	Total Investments — 96.3%			85,677,439
	(Cost $83,391,529) (h)
	Net Other Assets and Liabilities — 3.7%			3,302,847
	Net Assets — 100.0%			$88,980,286

Futures Contracts at January 31, 2020:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Short	1	Mar-2020	$(120,321)	$(395)
U.S. 10-Year Treasury Notes	Short	1	Mar-2020	(131,656)	(598)
U.S. 10-Year Ultra Treasury Notes	Short	1	Mar-2020	(145,656)	(832)
U.S. Treasury Long Bond Futures	Short	1	Mar-2020	(163,531)	(1,036)
U.S. Treasury Ultra Bond Futures	Long	1	Mar-2020	193,687	6,550
				$(367,477)	$3,689

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Inverse floating rate security.
(d)	Zero coupon security.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $2,238 or 0.0% of net assets.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,730,711 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,441,112. The net unrealized appreciation was $2,289,599.

ADR	American Depositary Receipt
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:

CAD	Canadian Dollar

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$47,335,060	$47,335,060	$—	$—
Common Stocks*	22,497,345	22,497,345	—	—
Master Limited Partnerships*	7,059,720	7,059,720	—	—
U.S. Government Agency Mortgage-Backed Securities	6,324,431	—	6,324,431	—
Real Estate Investment Trusts*	2,427,029	2,427,029	—	—
Asset-Backed Securities	17,051	—	17,051	—
Mortgage-Backed Securities	16,803	—	16,803	—
Total Investments	85,677,439	79,319,154	6,358,285	—
Futures Contracts	6,550	6,550	—	—
Total	$85,683,989	$79,325,704	$6,358,285	$—

LIABILITIES TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(2,861)	$(2,861)	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2020, and for the fiscal year-to-date period (November 1, 2019 to January 31, 2020) are as follows:

Security Name	Shares at 01/31/2020	Value at 10/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 01/31/2020	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	271,020	$ 8,279,392	$ 2,400,797	$ (232,426)	$ (42,789)	$ 7,614	$ 10,412,588	$ 123,365
First Trust Institutional Preferred Securities and Income ETF	133,957	2,875,710	–	(208,401)	40,163	3,148	2,710,620	34,933
First Trust Long Duration Opportunities ETF	11,606	322,299	–	–	5,280	–	327,579	5,516
First Trust Low Duration Opportunities ETF	49,565	3,217,919	74,853	(726,181)	18,544	2,158	2,587,293	15,791
First Trust Preferred Securities and Income ETF	401,374	8,585,277	–	(611,341)	126,804	19,056	8,119,796	109,969
First Trust Senior Loan ETF	317,856	–	15,259,853	–	(12,301)	–	15,247,552	47,678
First Trust Tactical High Yield ETF	–	15,842,027	–	(16,096,823)	15,710	239,086	–	122,599
		$39,122,624	$ 17,735,503	$(17,875,172)	$ 151,411	$ 271,062	$ 39,405,428	$ 459,851

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 80.9%

	Asset-Backed Securities — 0.0%
	Fannie Mae Grantor Trust
$357,370	Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)	1.89%	07/25/32	$349,096
	Collateralized Mortgage Obligations — 22.9%
	Federal Home Loan Mortgage Corporation
2	Series 1990-186, Class E	6.00%	08/15/21	1
38,830	Series 1992-133, Class B, IO, STRIPS	8.50%	06/01/22	2,591
113	Series 1992-205, Class A, 1 Mo. LIBOR + 0.45% (a)	2.13%	05/15/23	113
46,739	Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)	2.51%	03/15/22	46,995
14,935	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	2.83%	04/15/23	15,127
12,234	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	1.10%	08/15/23	12,081
115,132	Series 1993-1579, Class PM	6.70%	09/15/23	122,686
93,698	Series 1993-1630, Class PK	6.00%	11/15/23	98,824
7,100	Series 1993-1643, Class PK	6.50%	12/15/23	7,483
278,593	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	3.18%	04/15/24	283,596
1,949	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	206
9,396	Series 1998-2102, Class Z	6.00%	12/15/28	10,431
907,154	Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a)	1.84%	10/25/29	902,517
2,153	Series 2001-2365, Class LO, PO	(b)	09/15/31	2,120
190,867	Series 2002-48, Class 1A (c)	4.88%	07/25/33	208,201
68,942	Series 2002-2405, Class BF	7.00%	03/25/24	72,881
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	188,521
152,871	Series 2002-2427, Class GE	6.00%	03/15/32	172,090
269,677	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	6.22%	01/15/29	40,660
17,090	Series 2003-58, Class 2A	6.50%	09/25/43	19,425
69,627	Series 2003-2557, Class HL	5.30%	01/15/33	78,605
128,021	Series 2003-2564, Class AC	5.50%	02/15/33	143,120
472,443	Series 2003-2574, Class PE	5.50%	02/15/33	538,263
223,301	Series 2003-2577, Class LI, IO	5.50%	02/15/33	36,089
1,661,000	Series 2003-2581, Class LL	5.25%	03/15/33	1,833,386
388,897	Series 2003-2586, Class TG	5.50%	03/15/23	400,798
98,421	Series 2003-2597, Class AE	5.50%	04/15/33	105,891
1,864,000	Series 2003-2613, Class LL	5.00%	05/15/33	2,046,986
228,746	Series 2003-2626, Class ZW	5.00%	06/15/33	263,922
498,667	Series 2003-2626, Class ZX	5.00%	06/15/33	633,541
103,000	Series 2003-2669, Class LL	5.50%	08/15/33	116,054
31,000	Series 2003-2676, Class LL	5.50%	09/15/33	34,660
692,127	Series 2004-2771, Class NL	6.00%	03/15/34	798,853
532,832	Series 2004-2793, Class PE	5.00%	05/15/34	602,971
1,280,612	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (d)	5.37%	07/15/32	214,395
239,938	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	6.22%	12/15/32	40,134
188,424	Series 2004-2890, Class ZA	5.00%	11/15/34	212,121
534,585	Series 2004-2891, Class ZA	6.50%	11/15/34	782,232
425,341	Series 2004-2907, Class DZ	4.00%	12/15/34	448,032
2,033,831	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	384,281
546,839	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	84,827
678,000	Series 2005-2973, Class GE	5.50%	05/15/35	843,232
165,715	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (d)	5.01%	08/15/35	39,125

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$19,582	Series 2005-3074, Class ZH	5.50%	11/15/35	$27,201
471,871	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	91,199
395,582	Series 2006-243, Class 11, IO, STRIPS (e)	7.00%	08/15/36	91,756
478,038	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.92%	02/15/36	84,532
59,353	Series 2006-3117, Class ZU	6.00%	02/15/36	90,497
38,746	Series 2006-3150, Class DZ	5.50%	05/15/36	44,743
2,697,144	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)	2.03%	05/15/36	2,700,704
2,174,291	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.92%	09/15/36	426,838
647,130	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)	2.23%	04/15/32	649,778
227,326	Series 2006-3245, Class PO, PO	(b)	11/15/36	206,123
1,440,580	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (d)	4.73%	01/15/37	159,883
41,812	Series 2007-3274, Class B	6.00%	02/15/37	46,409
364,043	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	343,863
55,772	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	1.98%	07/15/37	55,631
66,587	Series 2007-3349, Class MY	5.50%	07/15/37	75,563
187,336	Series 2007-3360, Class CB	5.50%	08/15/37	205,144
1,308,446	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)	2.30%	10/15/47	1,308,549
132,864	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	2.03%	11/15/36	133,310
492,808	Series 2008-3406, Class B	6.00%	01/15/38	527,468
69,603	Series 2008-3413, Class B	5.50%	04/15/37	76,574
371,534	Series 2008-3420, Class AZ	5.50%	02/15/38	421,497
214,496	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	4.37%	05/15/38	13,419
4,215,376	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.42%	04/15/39	751,848
42,153	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (d)	15.05%	06/15/36	55,564
1,104,593	Series 2009-3542, Class ZP	5.00%	06/15/39	1,300,372
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	202,423
672,644	Series 2009-3563, Class ZP	5.00%	08/15/39	821,181
3,230,351	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (d)	5.12%	09/15/39	460,170
30,015	Series 2009-3585, Class QZ	5.00%	08/15/39	40,549
187,164	Series 2009-3587, Class FX, 1 Mo. LIBOR (a)	1.68%	12/15/37	184,648
1,091,302	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	2.28%	03/15/36	1,093,353
2,290,662	Series 2009-3605, Class NC	5.50%	06/15/37	2,595,212
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	571,533
136,000	Series 2010-3626, Class ME	5.00%	01/15/40	158,652
724,142	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (d)	11.91%	02/15/40	969,372
2,569	Series 2010-3637, Class LJ	3.50%	02/15/25	2,567
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	123,193
661,000	Series 2010-3667, Class PL	5.00%	05/15/40	739,295
74,741	Series 2010-3687, Class HB	2.50%	07/15/38	74,791
133,293	Series 2010-3688, Class HI, IO	5.00%	11/15/21	2,573
111,608	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	2.28%	07/15/40	112,245
2,011,622	Series 2010-3704, Class ED	4.00%	12/15/36	2,081,765
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	486,079

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$13,547	Series 2010-3716, Class PC	2.50%	04/15/38	$13,608
290,788	Series 2010-3722, Class AI, IO (f)	3.50%	09/15/20	2,450
1,918,338	Series 2010-3726, Class BI, IO	6.00%	07/15/30	41,626
1,070,791	Series 2010-3735, Class IK, IO	3.50%	10/15/25	67,436
160,676	Series 2010-3735, Class JI, IO	4.50%	10/15/30	19,654
71,458	Series 2010-3739, Class MB	4.00%	06/15/37	72,232
582,713	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	4.32%	10/15/40	93,143
419,464	Series 2010-3755, Class AI, IO (f)	3.50%	11/15/20	4,175
720,252	Series 2010-3764, Class QA	4.00%	10/15/29	727,598
75,189	Series 2010-3770, Class GZ	4.50%	10/15/40	98,268
44,654	Series 2010-3773, Class PH	2.50%	06/15/25	44,644
52,284	Series 2010-3775, Class LD	3.00%	12/15/20	52,446
151,937	Series 2010-3775, Class LI, IO (f)	3.50%	12/15/20	1,603
312,000	Series 2010-3780, Class AV	4.00%	04/15/31	341,697
147,150	Series 2011-3795, Class ED	3.00%	10/15/39	149,816
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	717,120
367,779	Series 2011-3819, Class ZQ	6.00%	04/15/36	427,099
1,888,102	Series 2011-3820, Class GZ	5.00%	03/15/41	2,261,177
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	346,491
358,590	Series 2011-3827, Class BM	5.50%	08/15/39	366,860
153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (d)	8.17%	02/15/41	240,401
1,702,165	Series 2011-3841, Class JZ	5.00%	04/15/41	1,987,950
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (d)	14.48%	04/15/41	209,279
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	375,606
1,417,629	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	4.32%	05/15/41	224,360
1,571,822	Series 2011-3860, Class PZ	5.00%	05/15/41	1,853,148
293,106	Series 2011-3884, Class DL	3.00%	02/15/25	293,700
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	646,012
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,691,302
1,660,133	Series 2011-3925, Class ZD	4.50%	09/15/41	2,003,675
1,299,599	Series 2011-3926, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	4.87%	05/15/40	86,614
483,521	Series 2011-3935, Class LI, IO	3.00%	10/15/21	7,674
37,527	Series 2011-3954, Class JE	5.00%	08/15/29	37,840
1,504,538	Series 2011-3956, Class KI, IO	3.00%	11/15/21	28,966
528,377	Series 2011-3960, Class BU	3.50%	02/15/30	535,986
518,104	Series 2011-3968, Class AI, IO	3.00%	12/15/21	9,803
917,833	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	4.32%	08/15/42	160,252
108,870	Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR + 0.45% (a)	2.13%	09/15/42	109,355
1,197,251	Series 2012-3994, Class AI, IO	3.00%	02/15/22	24,310
849,526	Series 2012-3999, Class WA (e)	5.39%	08/15/40	953,532
1,678,000	Series 2012-4000, Class PY	4.50%	02/15/42	2,138,352
1,069,553	Series 2012-4002, Class DE	2.50%	03/15/30	1,073,201
59,000	Series 2012-4012, Class GC	3.50%	06/15/40	61,819
36,850	Series 2012-4015, Class KB	1.75%	05/15/41	36,510

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$908,527	Series 2012-4021, Class IP, IO	3.00%	03/15/27	$54,448
1,017,127	Series 2012-4026, Class GZ	4.50%	04/15/42	1,298,098
1,705,315	Series 2012-4030, Class IL, IO	3.50%	04/15/27	118,181
241,132	Series 2012-4038, Class CS, 1 Mo. LIBOR × -3 + 12.00% (d)	7.04%	04/15/42	278,809
1,327,409	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)	2.18%	07/15/37	1,325,392
3,057,624	Series 2012-4054, Class AI, IO	3.00%	04/15/27	199,824
3,910,412	Series 2012-4057, Class ZC	3.50%	06/15/42	4,234,200
428,210	Series 2012-4076, Class QB	1.75%	11/15/41	421,238
3,097,288	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	4.32%	05/15/41	527,584
593,587	Series 2012-4090, Class YZ	4.50%	08/15/42	796,671
62,314	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.42%	08/15/42	11,289
6,028,259	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	4.37%	08/15/42	1,141,110
1,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	1,716,483
601,048	Series 2012-4103, Class HI, IO	3.00%	09/15/27	42,715
71,390	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (d)	4.47%	10/15/42	13,397
30,125,876	Series 2012-4117, Class PA	1.25%	02/15/42	29,560,603
3,384,622	Series 2012-4121, Class HI, IO	3.50%	10/15/27	275,310
3,142,490	Series 2012-4132, Class AI, IO	4.00%	10/15/42	521,029
793,676	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (d)	4.50%	08/15/42	134,146
715,882	Series 2012-4145, Class YI, IO	3.00%	12/15/27	50,591
700,583	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	4.32%	01/15/43	118,217
11,679,411	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	1,358,309
810,096	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	67,028
691,694	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	42,438
3,370,921	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	225,433
3,946,075	Series 2013-4151, Class DI, IO	3.50%	11/15/31	256,133
7,215,591	Series 2013-4154, Class IB, IO	3.50%	01/15/28	614,578
655,000	Series 2013-4176, Class HE	4.00%	03/15/43	759,813
702,650	Series 2013-4177, Class GL	3.00%	03/15/33	747,305
7,727,782	Series 2013-4193, Class AI, IO	3.00%	04/15/28	589,231
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	990,084
20,301,255	Series 2013-4194, Class GI, IO	4.00%	04/15/43	3,070,181
6,429,021	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (d)	3.49%	05/15/33	6,824,359
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	535,810
1,690,898	Series 2013-4213, Class MZ	4.00%	06/15/43	1,898,918
391,440	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (d)	5.54%	01/15/43	461,369
551,386	Series 2013-4239, Class IO, IO	3.50%	06/15/27	41,525
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,763,263
877,343	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (d)	6.38%	01/15/41	1,139,003
1,320,935	Series 2013-4265, Class IB, IO	4.50%	12/15/24	88,028
130,672	Series 2013-4270, Class AP	2.50%	04/15/40	130,937
283,097	Series 2014-4300, Class IM, IO	3.00%	03/15/37	16,423

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$616,263	Series 2014-4314, Class CI, IO	6.00%	03/15/44	$145,921
630,276	Series 2014-4316, Class XZ	4.50%	03/15/44	750,598
530,453	Series 2014-4318, Class CI, IO	4.00%	03/15/22	9,671
13,832,099	Series 2014-4329, Class VZ	4.00%	04/15/44	15,375,286
1,937,979	Series 2014-4332, Class PO, PO	(b)	01/15/33	1,908,021
527,339	Series 2014-4337, Class TV	4.00%	10/15/45	530,251
14,883,813	Series 2014-4375, Class MZ	3.50%	08/15/44	16,499,186
7,004,976	Series 2014-4387, Class IE, IO	2.50%	11/15/28	429,213
29,133,836	Series 2015-4483, Class ZX	4.15%	06/15/44	33,244,726
959,490	Series 2015-4487, Class CB	3.50%	06/15/45	964,798
1,202,301	Series 2015-4503, Class MI, IO	5.00%	08/15/45	233,134
953,074	Series 2015-4512, Class W (c) (e)	5.40%	05/15/38	1,064,022
192,327	Series 2015-4520, Class AI, IO	3.50%	10/15/35	21,795
538,384	Series 2015-4522, Class JZ	2.00%	01/15/45	562,149
250,371	Series 2016-4546, Class PZ	4.00%	12/15/45	325,677
423,816	Series 2016-4546, Class ZT	4.00%	01/15/46	542,329
130,093	Series 2016-4568, Class MZ	4.00%	04/15/46	167,811
7,750,236	Series 2016-4572, Class LI, IO	4.00%	08/15/45	1,151,980
6,425,308	Series 2016-4587, Class ZH, steps up 07/15/20 to 3.75% (i)	2.75%	03/15/44	7,360,375
3,047,432	Series 2016-4591, Class GI, IO	4.00%	12/15/44	484,719
1,665,484	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)	2.28%	11/15/41	1,666,670
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	874,830
421,169	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (d)	2.11%	08/15/43	458,377
1,285,558	Series 2016-4609, Class YI, IO	4.00%	04/15/54	77,856
511,990	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)	2.78%	11/15/37	517,054
1,363,258	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (d)	4.00%	10/15/42	1,413,044
31,055,845	Series 2016-4619, Class IB, IO	4.00%	12/15/47	1,846,553
4,046,913	Series 2016-4641, Class DI, IO	5.00%	05/15/41	627,733
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,251,172
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	605,026
2,740,979	Series 2018-4780, Class VA	4.00%	05/15/29	2,976,838
9,924,000	Series 2018-4826, Class ME	3.50%	09/15/48	10,417,179
10,024,136	Series 2018-4857, Class ZB	4.50%	01/15/49	11,287,534
10,001,000	Series 2018-4858, Class EK	4.00%	01/15/49	10,753,477
2,924,195	Series 2019-4872, Class BZ	4.00%	04/15/49	3,434,268
	Federal National Mortgage Association
82	Series 1990-13, Class E	9.00%	02/25/20	82
50	Series 1990-108, Class G	7.00%	09/25/20	50
100	Series 1990-109, Class J	7.00%	09/25/20	100
2,118	Series 1991-30, Class PN	9.00%	10/25/21	2,139
163,321	Series 1992-38, Class GZ	7.50%	07/25/22	172,029
32	Series 1992-44, Class ZQ	8.00%	07/25/22	33
4,965	Series 1992-185, Class ZB	7.00%	10/25/22	5,212
899	Series 1993-3, Class K	7.00%	02/25/23	935
10,695	Series 1993-39, Class Z	7.50%	04/25/23	11,300
1,427	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (a)	1.46%	04/25/23	1,418
139,249	Series 1993-169, Class L	6.50%	09/25/23	147,763
46,605	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (d)	18.20%	09/25/23	56,239

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$37,803	Series 1993-214, Class 2, IO, STRIPS	7.50%	03/25/23	$3,214
302,242	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	26,349
20,265	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	2.26%	12/25/23	20,149
211,374	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	3.16%	04/25/24	214,376
50,108	Series 1996-51, Class AY, IO	7.00%	12/18/26	7,262
114,559	Series 1998-37, Class VZ	6.00%	06/17/28	120,412
684,732	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (d)	6.29%	12/18/30	81,401
994	Series 2001-8, Class SE, IO, 1 Mo. LIBOR (×) -1 + 8.60% (d)	6.93%	02/17/31	28
127,609	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	6.44%	08/18/31	11,091
3,179	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (d)	8.50%	09/25/31	3,590
211,578	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	2.06%	09/18/31	210,324
9,697	Series 2002-22, Class G	6.50%	04/25/32	11,275
113,833	Series 2002-30, Class Z	6.00%	05/25/32	127,006
65,104	Series 2002-80, Class CZ	4.50%	09/25/32	76,236
126,656	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	27,361
129,872	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	25,539
328,190	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	62,027
39,937	Series 2003-14, Class AT	4.00%	03/25/33	41,297
107,528	Series 2003-21, Class OA	4.00%	03/25/33	114,551
123,614	Series 2003-32, Class UI, IO	6.00%	05/25/33	24,842
475,522	Series 2003-45, Class JB	5.50%	06/25/33	538,191
75,818	Series 2003-52, Class NA	4.00%	06/25/23	76,853
32,486	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	1.96%	11/25/27	32,491
2,060,222	Series 2003-63, Class IP, IO	6.00%	07/25/33	410,881
355,000	Series 2003-71, Class NH	4.29%	08/25/33	412,001
938,491	Series 2003-75, Class GI, IO	5.00%	08/25/23	38,501
172,506	Series 2003-109, Class YB	6.00%	11/25/33	208,642
206,245	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	38,641
433,106	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	71,656
351,526	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	69,227
68,634	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	14,807
95,923	Series 2003-348, Class 18, IO, STRIPS (e)	7.50%	12/25/33	21,688
98,666	Series 2003-W3, Class 2A5	5.36%	06/25/42	111,106
127,317	Series 2003-W6, Class 1A41	5.40%	10/25/42	142,926
36,171	Series 2003-W10, Class 1A4	4.51%	06/25/43	39,656
73,580	Series 2003-W12, Class 1A8	4.55%	06/25/43	80,023
285,003	Series 2004-10, Class ZB	6.00%	02/25/34	324,096
984,400	Series 2004-18, Class EZ	6.00%	04/25/34	1,137,744
316,297	Series 2004-25, Class LC	5.50%	04/25/34	364,379
314,426	Series 2004-25, Class UC	5.50%	04/25/34	366,224
37,972	Series 2004-28, Class ZH	5.50%	05/25/34	52,523
602,039	Series 2004-60, Class AC	5.50%	04/25/34	680,219
13,816	Series 2004-W9, Class 1A3	6.05%	02/25/44	15,617
1,678,569	Series 2004-W10, Class A6	5.75%	08/25/34	1,883,031
2,874,955	Series 2005-2, Class S, IO, 1 Mo. LIBOR (×) -1 + 6.60% (d)	4.94%	02/25/35	533,814
558,593	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (d)	0.40%	07/25/33	6,533
52,405	Series 2005-29, Class ZT	5.00%	04/25/35	67,030
126,759	Series 2005-40, Class SA, IO, 1 Mo. LIBOR (×) -1 + 6.70% (d)	5.04%	05/25/35	22,825

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$258,767	Series 2005-52, Class TZ	6.50%	06/25/35	$384,439
11,700	Series 2005-52, Class WZ	6.50%	06/25/35	11,748
947,407	Series 2005-57, Class KZ	6.00%	07/25/35	1,264,195
13,681	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (d)	10.83%	08/25/35	18,111
2,011	Series 2005-68, Class BC	5.25%	06/25/35	2,012
67,782	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (d)	4.43%	09/25/35	12,622
6,871,816	Series 2005-86, Class WZ	5.50%	10/25/35	7,679,525
20,319	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (d)	11.07%	10/25/35	27,818
39,552	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (d)	12.72%	10/25/35	52,683
49,274	Series 2005-95, Class WZ	6.00%	11/25/35	73,942
54,435	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (d)	15.23%	11/25/35	68,524
637,000	Series 2005-104, Class UE	5.50%	12/25/35	731,308
210,427	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	31,511
594,820	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	116,813
166,437	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	33,212
87,500	Series 2005-W1, Class 1A2	6.50%	10/25/44	102,820
48,378	Series 2006-5, Class 2A2 (c)	4.13%	02/25/35	51,294
38,885,885	Series 2006-5, Class N2, IO (c)	0.00%	02/25/35	389
86,407	Series 2006-15, Class IS, IO, 1 Mo. LIBOR (×) -1 + 6.58% (d)	4.92%	03/25/36	17,210
2,024,752	Series 2006-20, Class PI, IO, 1 Mo. LIBOR (×) -1 + 6.68% (d)	5.02%	11/25/30	245,625
22,772	Series 2006-31, Class PZ	6.00%	05/25/36	34,650
57,027	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	2.11%	06/25/36	57,052
2,333,134	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	4.89%	06/25/36	349,828
616,412	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (d)	4.91%	07/25/36	94,104
677,431	Series 2006-80, Class PH	6.00%	08/25/36	758,269
114,374	Series 2006-84, Class PK	5.50%	02/25/36	115,041
111,705	Series 2006-85, Class MZ	6.50%	09/25/36	127,296
2,955,505	Series 2006-110, Class PI, IO	5.50%	11/25/36	621,499
2,983,184	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	4.99%	12/25/36	581,285
314,017	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	2.01%	12/25/36	312,803
3,210,940	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	1.72%	12/25/36	3,192,635
1,404	Series 2006-126, Class DZ	5.50%	01/25/37	1,467
40,489	Series 2006-378, Class 31, IO, STRIPS	4.50%	06/25/21	372
313,274	Series 2007-7, Class KA	5.75%	08/25/36	386,630
37,324	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	1.99%	04/25/37	37,231
1,105,611	Series 2007-28, Class ZA	6.00%	04/25/37	1,226,028
64,075	Series 2007-32, Class KT	5.50%	04/25/37	73,215
759,581	Series 2007-57, Class ZG	4.75%	06/25/37	917,204
493,862	Series 2007-60, Class ZS	4.75%	07/25/37	618,516
505,051	Series 2007-68, Class AE	6.50%	07/25/37	647,324
411,787	Series 2007-116, Class PB	5.50%	08/25/35	470,731
232,131	Series 2007-117, Class MD	5.50%	07/25/37	246,573
118,896	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	2.21%	02/25/38	123,306
18,198	Series 2008-8, Class ZA	5.00%	02/25/38	21,512

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$17,283	Series 2008-16, Class AB	5.50%	12/25/37	$17,532
21,308	Series 2008-17, Class IP, IO	6.50%	02/25/38	3,071
318,614	Series 2008-65, Class PE	5.75%	08/25/38	364,011
1,172,990	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	208,598
24,175	Series 2009-10, Class AB	5.00%	03/25/24	25,021
1,367,118	Series 2009-11, Class PI, IO	5.50%	03/25/36	284,745
37,010	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	4.59%	03/25/24	1,262
96,948	Series 2009-47, Class PE	4.00%	07/25/39	98,784
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	5,480,142
816,637	Series 2009-64, Class ZD	8.00%	08/25/39	1,042,730
151,818	Series 2009-69, Class PO, PO	(b)	09/25/39	137,230
4,368,647	Series 2009-85, Class J	4.50%	10/25/39	4,806,383
328,140	Series 2009-91, Class HL	5.00%	11/25/39	341,966
97,000	Series 2009-92, Class DB	5.00%	11/25/39	118,306
700,139	Series 2009-103, Class PZ	6.00%	12/25/39	1,023,622
328,585	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	4.59%	01/25/40	58,022
246,053	Series 2009-109, Class PZ	4.50%	01/25/40	300,008
111,663	Series 2009-115, Class HZ	5.00%	01/25/40	116,366
1,975,600	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	350,982
573,902	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	34,220
550,000	Series 2010-2, Class LC	5.00%	02/25/40	640,877
177,070	Series 2010-3, Class DZ	4.50%	02/25/40	219,039
298,767	Series 2010-21, Class KO, PO	(b)	03/25/40	272,173
500,000	Series 2010-35, Class EP	5.50%	04/25/40	626,360
129,525	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (d)	12.13%	04/25/40	169,072
400,000	Series 2010-38, Class KC	4.50%	04/25/40	456,900
476,000	Series 2010-45, Class WB	5.00%	05/25/40	570,996
63,406	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (d)	9.34%	03/25/40	77,594
1,458,735	Series 2010-55, Class YP	4.50%	10/25/38	1,479,335
585,698	Series 2010-68, Class BI, IO	5.50%	07/25/50	113,796
60,339	Series 2010-75, Class MT (c)	2.72%	12/25/39	61,745
30,538	Series 2010-106, Class BI, IO (f)	3.50%	09/25/20	255
792,916	Series 2010-110, Class KI, IO	5.50%	10/25/25	49,202
419,914	Series 2010-115, Class PO, PO	(b)	04/25/40	384,895
224,340	Series 2010-120, Class PD	4.00%	02/25/39	225,624
414,999	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	4.34%	11/25/40	55,977
33,556	Series 2010-137, Class IM, IO	5.00%	10/25/38	95
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	3,300,821
508	Series 2010-145, Class PE	3.25%	10/25/24	510
2,936,798	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (d)	4.29%	01/25/41	335,115
440,000	Series 2011-9, Class AZ	5.00%	05/25/40	502,941
507,000	Series 2011-10, Class AY	6.00%	02/25/41	663,553
17,659	Series 2011-17, Class CD	2.00%	03/25/21	17,632
141,275	Series 2011-17, Class CJ	2.75%	03/25/21	141,577
17	Series 2011-23, Class AB	2.75%	06/25/20	17
236,880	Series 2011-30, Class LS, IO (e)	2.17%	04/25/41	13,563
1,792,235	Series 2011-30, Class MD	4.00%	02/25/39	1,802,754
116,540	Series 2011-30, Class ZB	5.00%	04/25/41	140,621

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$999,219	Series 2011-47, Class AI, IO	5.50%	01/25/40	$27,974
371,764	Series 2011-52, Class GB	5.00%	06/25/41	417,635
118,419	Series 2011-60, Class OA, PO	(b)	08/25/39	105,617
3,022	Series 2011-67, Class EI, IO (f)	4.00%	07/25/21	2
92,435	Series 2011-72, Class TI, IO	4.00%	09/25/40	1,967
3,291,246	Series 2011-73, Class PI, IO	4.50%	05/25/41	278,602
420,476	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (d)	4.50%	12/25/33	52,063
121,487	Series 2011-75, Class BL	3.50%	08/25/21	122,409
204,843	Series 2011-86, Class DI, IO	3.50%	09/25/21	4,387
2,924,043	Series 2011-87, Class YI, IO	5.00%	09/25/41	546,452
6,784	Series 2011-90, Class QI, IO	5.00%	05/25/34	63
5,468,166	Series 2011-101, Class EI, IO	3.50%	10/25/26	345,180
74,393	Series 2011-103, Class JL	6.50%	11/25/29	74,598
750,000	Series 2011-105, Class MB	4.00%	10/25/41	847,598
13,862	Series 2011-107, Class CA	3.50%	11/25/29	13,870
1,587,599	Series 2011-111, Class PZ	4.50%	11/25/41	1,939,409
25,804	Series 2011-113, Class GA	2.00%	11/25/21	25,797
2,200,221	Series 2011-118, Class IC, IO	3.50%	11/25/21	41,959
9,114,664	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	4.99%	03/25/41	1,371,258
339,135	Series 2011-123, Class ZP	4.50%	12/25/41	401,053
67,412	Series 2011-124, Class CG	3.00%	09/25/29	67,554
1,255,638	Series 2011-137, Class AI, IO	3.00%	01/25/22	25,841
1,963,192	Series 2011-145, Class IO, IO	3.00%	01/25/22	39,817
634,316	Series 2012-8, Class TI, IO	3.00%	10/25/21	11,157
2,024,318	Series 2012-28, Class PT	4.00%	03/25/42	2,150,362
776,952	Series 2012-39, Class PB	4.25%	04/25/42	927,022
155,350	Series 2012-52, Class BZ	4.00%	05/25/42	192,609
2,564,033	Series 2012-53, Class CI, IO	3.00%	05/25/22	59,344
1,334,506	Series 2012-65, Class IO, IO	5.50%	07/25/40	255,415
350,502	Series 2012-66, Class DI, IO	3.50%	06/25/27	28,907
171,175	Series 2012-79, Class QA	2.00%	03/25/42	170,719
1,226,668	Series 2012-101, Class AI, IO	3.00%	06/25/27	68,023
8,407,732	Series 2012-103, Class HI, IO	3.00%	09/25/27	583,494
391,568	Series 2012-111, Class B	7.00%	10/25/42	460,038
6,361,378	Series 2012-118, Class DI, IO	3.50%	01/25/40	355,529
365,560	Series 2012-118, Class IB, IO	3.50%	11/25/42	56,276
851,141	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.44%	11/25/42	157,396
435,138	Series 2012-133, Class KO, PO	(b)	12/25/42	306,716
1,789,666	Series 2012-134, Class GI, IO	4.50%	03/25/29	131,215
1,061,944	Series 2012-138, Class MA	1.00%	12/25/42	1,047,756
3,737,322	Series 2012-146, Class QA	1.00%	01/25/43	3,640,228
48,846,964	Series 2012-151, Class PA	1.50%	01/25/43	48,247,636
625,769	Series 2012-409, Class 49, IO, STRIPS (e)	3.50%	11/25/41	81,127
855,809	Series 2012-409, Class 53, IO, STRIPS (e)	3.50%	04/25/42	113,118
154,624	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	25,798
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	687,464
892,724	Series 2013-13, Class IK, IO	2.50%	03/25/28	51,686
164,186	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (d)	3.59%	03/25/43	179,284
46,750	Series 2013-23, Class ZB	3.00%	03/25/43	55,349

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$750,000	Series 2013-41, Class DB	3.00%	05/25/43	$796,294
1,949,554	Series 2013-43, Class IX, IO	4.00%	05/25/43	363,579
681,270	Series 2013-51, Class PI, IO	3.00%	11/25/32	60,769
230,877	Series 2013-52, Class MD	1.25%	06/25/43	220,643
1,255,634	Series 2013-55, Class AI, IO	3.00%	06/25/33	130,594
121,805	Series 2013-70, Class JZ	3.00%	07/25/43	129,974
231,010	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	1.91%	07/25/42	230,045
519,609	Series 2013-94, Class CA	3.50%	08/25/38	527,207
172,664	Series 2013-103, Class IO, IO	3.50%	03/25/38	8,494
379,979	Series 2013-105, Class BN	4.00%	05/25/43	430,605
338,625	Series 2013-105, Class KO, PO	(b)	10/25/43	318,195
195,852	Series 2013-106, Class KN	3.00%	10/25/43	202,741
432,241	Series 2013-117, Class AC	2.50%	04/25/36	432,658
492,392	Series 2013-128, Class PO, PO	(b)	12/25/43	442,902
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,202,338
4,780,591	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	755,357
246,794	Series 2014-29, Class GI, IO	3.00%	05/25/29	18,535
8,563,873	Series 2014-44, Class NI, IO	4.50%	08/25/29	598,241
1,648,996	Series 2014-46, Class KA (e)	4.80%	08/25/44	1,827,508
344,762	Series 2014-68, Class GI, IO	4.50%	10/25/43	39,941
539,399	Series 2014-82, Class GZ	4.00%	12/25/44	679,356
1,912,577	Series 2014-84, Class LI, IO	3.50%	12/25/26	119,823
496,367	Series 2014-91, Class PB	3.00%	02/25/38	498,836
875,000	Series 2015-16, Class MY	3.50%	04/25/45	1,025,613
464,245	Series 2015-38, Class GI, IO	3.00%	09/25/43	25,456
2,636,034	Series 2015-76, Class BI, IO	4.00%	10/25/39	209,454
505,212	Series 2015-93, Class KI, IO	3.00%	09/25/44	39,040
7,301,839	Series 2015-97, Class AI, IO	4.00%	09/25/41	570,544
5,267,953	Series 2016-2, Class EZ	2.50%	02/25/46	5,368,442
11,334,415	Series 2016-44, Class Z	3.50%	07/25/46	12,631,107
13,894,699	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.44%	09/25/46	2,278,171
1,497,920	Series 2016-71, Class NI, IO	3.50%	04/25/46	188,954
11,613,546	Series 2016-73, Class PI, IO	3.00%	08/25/46	1,307,206
590,804	Series 2016-74, Class HI, IO	3.50%	10/25/46	89,214
649,047	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	2.20%	11/25/46	648,464
1,625,646	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)	2.18%	11/25/46	1,619,232
597,364	Series 2017-46, Class BY	3.00%	06/25/47	627,603
2,360,056	Series 2018-17, Class Z	3.50%	03/25/48	2,670,417
27,883,935	Series 2018-76, Class ZL	4.00%	10/25/58	35,062,738
12,557,063	Series 2018-86, Class DL	3.50%	12/25/48	13,237,724
14,279,832	Series 2018-92, Class DA	3.50%	11/25/46	14,645,544
3,957,386	Series 2018-92, Class DB	3.50%	01/25/49	4,195,302
5,521,638	Series 2018-94, Class AZ	4.00%	01/25/49	6,270,581
24,563,609	Series 2019-8, Class DY	3.50%	03/25/49	25,477,060
7,436,142	Series 2019-17, Class GZ	4.00%	11/25/56	8,867,559
31,647,597	Series 2019-26, Class GA	3.50%	06/25/49	33,053,244
14,773,841	Series 2019-27, Class HA	3.00%	06/25/49	15,110,340
17,448,143	Series 2019-29, Class HT	3.00%	06/25/49	17,871,406
19,405,881	Series 2019-34, Class JA	3.00%	07/25/49	20,039,184
35,047,831	Series 2019-34, Class LA	3.00%	07/25/49	35,790,786
14,921,591	Series 2019-37, Class A	3.00%	07/25/49	15,386,086

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$27,590,803	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	4.39%	08/25/49	$4,871,352
7,805,000	Series 2019-45, Class BU	3.00%	08/25/49	8,226,834
31,385,116	Series 2019-57, Class JA	2.50%	10/25/49	31,481,340
19,347,801	Series 2019-59, Class PT	2.50%	10/25/49	19,564,933
30,229,470	Series 2019-66, Class C	3.00%	11/25/49	31,129,800
49,650,118	Series 2019-68, Class KP	2.50%	11/25/49	50,520,455
43,042,200	Series 2019-70, Class WA, PO	(b)	11/25/42	38,200,504
	Government National Mortgage Association
35,588	Series 2001-60, Class PZ	6.00%	12/20/31	35,593
166,786	Series 2002-72, Class ZB	6.00%	10/20/32	172,905
353,345	Series 2002-75, Class PJ	5.50%	11/20/32	369,165
308,060	Series 2003-4, Class MZ	5.50%	01/20/33	337,760
477,069	Series 2003-11, Class SM, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	6.03%	02/16/33	10,412
546,170	Series 2003-18, Class PG	5.50%	03/20/33	592,293
1,306,924	Series 2003-35, Class TZ	5.75%	04/16/33	1,435,662
266,646	Series 2003-42, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.93%	07/16/31	17,494
1,143,919	Series 2003-42, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	4.89%	05/20/33	74,110
111,284	Series 2003-62, Class MZ	5.50%	07/20/33	134,336
328,120	Series 2003-84, Class Z	5.50%	10/20/33	365,111
171,595	Series 2004-37, Class B	6.00%	04/17/34	195,646
468,021	Series 2004-49, Class MZ	6.00%	06/20/34	557,394
73,279	Series 2004-68, Class ZC	6.00%	08/20/34	82,543
92,310	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (d)	7.00%	09/20/34	99,917
151,309	Series 2004-83, Class AK, 1 Mo. LIBOR × -3.00 + 16.49% (d)	11.48%	10/16/34	202,275
714,338	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.43%	10/16/34	89,890
66,380	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (d)	11.49%	11/16/34	92,301
1,483,219	Series 2004-92, Class BZ	5.50%	11/16/34	1,709,838
212,251	Series 2004-105, Class JZ	5.00%	12/20/34	242,237
63,749	Series 2004-105, Class KA	5.00%	12/16/34	70,432
53,062	Series 2004-109, Class BC	5.00%	11/20/33	53,725
211,370	Series 2005-3, Class JZ	5.00%	01/16/35	226,293
211,370	Series 2005-3, Class KZ	5.00%	01/16/35	237,707
30,838	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (d)	15.32%	02/16/35	47,576
179,408	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	14.26%	12/17/34	198,749
456,694	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	14.26%	12/17/34	538,006
164,502	Series 2005-33, Class AY	5.50%	04/16/35	182,112
169,614	Series 2005-41, Class PA	4.00%	05/20/35	184,089
479,251	Series 2005-44, Class IO, IO	5.50%	07/20/35	70,219
4,517,584	Series 2005-78, Class ZA	5.00%	10/16/35	5,001,856
382,526	Series 2005-93, Class PO, PO	(b)	06/20/35	364,604
573,961	Series 2006-17, Class TW	6.00%	04/20/36	649,819
500,000	Series 2006-38, Class OH	6.50%	08/20/36	595,999
169,746	Series 2006-61, Class ZA	5.00%	11/20/36	190,990

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$390,715	Series 2007-16, Class OZ	6.00%	04/20/37	$471,530
228,513	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	4.54%	05/20/37	33,266
180,948	Series 2007-41, Class OL, PO	(b)	07/20/37	170,256
327,013	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (d)	5.09%	07/20/37	51,289
156,747	Series 2007-68, Class NA	5.00%	11/20/37	172,081
1,028,248	Series 2007-71, Class ZD	6.00%	11/20/37	1,141,076
148,204	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	2.01%	12/20/37	147,747
152,210	Series 2008-16, Class PO, PO	(b)	02/20/38	143,013
13,679	Series 2008-20, Class PO, PO	(b)	09/20/37	13,417
54,618	Series 2008-29, Class PO, PO	(b)	02/17/33	53,463
138,093	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	6.03%	04/16/38	23,156
9,020	Series 2008-47, Class MI, IO (f)	6.00%	10/16/37	1
805,000	Series 2008-47, Class ML	5.25%	06/16/38	904,455
187,500	Series 2008-54, Class PE	5.00%	06/20/38	220,632
706,049	Series 2008-71, Class JI, IO	6.00%	04/20/38	101,340
158,248	Series 2009-10, Class PA	4.50%	12/20/38	164,949
584,495	Series 2009-14, Class KF, 1 Mo. LIBOR + 0.70% (a)	2.36%	03/20/39	591,139
196,469	Series 2009-14, Class KI, IO	6.50%	03/20/39	36,580
64,467	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (d)	4.64%	03/20/39	7,163
154,756	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (d)	5.94%	09/20/38	21,172
2,348,453	Series 2009-29, Class PC	7.00%	05/20/39	3,106,548
359,424	Series 2009-32, Class SZ	5.50%	05/16/39	447,362
599,381	Series 2009-42, Class BI, IO	6.00%	06/20/39	90,207
54,356	Series 2009-53, Class AB	4.50%	10/16/38	54,736
3,732,571	Series 2009-57, Class VB	5.00%	06/16/39	4,381,828
1,106,344	Series 2009-61, Class OW, PO	(b)	11/16/35	1,022,436
230,708	Series 2009-61, Class PZ	7.50%	08/20/39	338,106
16,342,163	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	4.58%	11/16/35	3,121,837
932,669	Series 2009-69, Class ZB	6.00%	08/20/39	1,082,063
1,158,608	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	4.58%	08/16/39	219,430
455,000	Series 2009-75, Class JN	5.50%	09/16/39	567,709
84,669	Series 2009-76, Class PC	4.00%	03/16/39	85,480
539,488	Series 2009-78, Class KZ	5.50%	09/16/39	734,723
198,742	Series 2009-79, Class OK, PO	(b)	11/16/37	184,214
126,938	Series 2009-81, Class TZ	5.50%	09/20/39	163,507
1,460,137	Series 2009-87, Class EI, IO	5.50%	08/20/39	184,423
59,897	Series 2009-93, Class WG	4.00%	09/20/38	59,927
39,000	Series 2009-94, Class AL	5.00%	10/20/39	45,979
256,806	Series 2009-106, Class DZ	5.50%	11/20/39	331,315
7,103,604	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.44%	04/20/36	1,195,377
43,674	Series 2009-106, Class WZ	5.50%	11/16/39	58,698
311,929	Series 2009-116, Class MS, IO, 1 Mo. LIBOR × -1 + 6.50% (d)	4.83%	11/16/38	7,394
3,660	Series 2009-118, Class KP	4.50%	05/20/38	3,682

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$732,000	Series 2009-126, Class LB	5.00%	12/20/39	$894,582
77,456	Series 2010-3, Class MF, 1 Mo. LIBOR + 0.45% (a)	2.11%	11/20/38	77,512
52,000	Series 2010-4, Class WA	3.00%	01/16/40	53,346
154,143	Series 2010-7, Class BC	4.00%	09/16/24	156,064
131,376	Series 2010-11, Class HE	4.00%	04/20/39	133,063
20,644	Series 2010-14, Class AO, PO	(b)	12/20/32	20,488
1,831,622	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	4.58%	02/16/40	313,083
17,054	Series 2010-29, Class CB	5.00%	12/20/38	17,093
842,785	Series 2010-42, Class CO, PO	(b)	06/16/39	829,414
2,508,098	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)	2.46%	03/20/35	2,554,956
785,949	Series 2010-59, Class ZD	6.50%	05/20/40	1,142,131
2,085,940	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	4.94%	07/20/37	264,281
87,000	Series 2010-116, Class BM	4.50%	09/16/40	108,515
2,632,649	Series 2010-116, Class JB	5.00%	06/16/40	3,019,547
367,619	Series 2010-129, Class PQ	3.00%	04/20/39	370,600
104,656	Series 2010-138, Class PD	3.50%	08/20/38	105,171
1,113,996	Series 2010-157, Class OP, PO	(b)	12/20/40	1,012,394
62,396	Series 2010-162, Class PQ	4.50%	06/16/39	62,698
389,357	Series 2010-166, Class DI, IO	4.50%	02/20/39	31,441
136,315	Series 2011-4, Class PZ	5.00%	01/20/41	165,955
1,706,389	Series 2011-19, Class MI, IO	5.00%	06/16/40	93,437
771,202	Series 2011-35, Class BP	4.50%	03/16/41	916,991
498,790	Series 2011-48, Class LI, IO	5.50%	01/16/41	89,596
464,227	Series 2011-50, Class PZ	5.00%	04/20/41	603,537
130,622	Series 2011-63, Class BI, IO	6.00%	02/20/38	14,554
4,743	Series 2011-69, Class HC	2.25%	05/20/38	4,739
1,082,726	Series 2011-71, Class ZC	5.50%	07/16/34	1,215,160
2,870,331	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (d)	0.62%	07/20/35	43,937
1,038,900	Series 2011-112, Class IP, IO	0.50%	08/16/26	2,820
239,265	Series 2011-129, Class CL	5.00%	03/20/41	271,618
4,889	Series 2011-136, Class GB	2.50%	05/20/40	4,932
275,601	Series 2011-137, Class WA (e)	5.56%	07/20/40	317,727
398,981	Series 2011-146, Class EI, IO	5.00%	11/16/41	79,825
83,979	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (d)	3.50%	04/20/41	7,531
2,566,124	Series 2012-10, Class LI, IO	3.50%	07/20/40	140,304
104,061	Series 2012-16, Class AG	2.50%	10/20/38	104,290
4,095,195	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (d)	0.58%	07/20/39	53,229
1,759,808	Series 2012-48, Class MI, IO	5.00%	04/16/42	345,536
14,893,572	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.43%	07/16/42	2,467,774
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (d)	1.56%	07/16/42	6,454,067
251,623	Series 2012-108, Class KB	2.75%	09/16/42	261,303
4,954,130	Series 2012-143, Class IB, IO	3.50%	12/20/39	161,640
9,498,499	Series 2012-143, Class TI, IO	3.00%	12/16/27	706,421
2,939,715	Series 2012-149, Class PC (e)	6.30%	12/20/42	3,421,211
24,224,846	Series 2013-4, Class IC, IO	4.00%	09/20/42	4,490,899
137,227	Series 2013-5, Class IA, IO	3.50%	10/16/42	19,256

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,507,782	Series 2013-10, Class DI, IO	3.50%	09/20/42	$170,665
370,540	Series 2013-20, Class KI, IO	5.00%	01/20/43	50,850
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,280,221
2,535,615	Series 2013-22, Class IO, IO	3.00%	02/20/43	330,706
7,656,046	Series 2013-23, Class IP, IO	3.50%	08/20/42	1,071,242
3,956,920	Series 2013-53, Class OI, IO	3.50%	04/20/43	479,389
3,392,512	Series 2013-69, Class AI, IO	3.50%	05/20/43	526,810
415,365	Series 2013-69, Class PI, IO	5.00%	05/20/43	54,817
953,680	Series 2013-70, Class PM	2.50%	05/20/43	937,186
4,629,000	Series 2013-91, Class PB	3.50%	09/20/42	4,837,770
1,823,221	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.44%	09/20/43	341,192
7,822,269	Series 2013-170, Class IG, IO	5.50%	11/16/43	1,144,746
688,000	Series 2013-183, Class PB	4.50%	12/20/43	801,677
151,780	Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)	2.11%	03/20/43	151,833
6,856,601	Series 2014-6, Class IJ, IO	4.50%	06/16/43	673,127
23,506,777	Series 2014-30, Class EA (e)	1.99%	02/16/44	23,971,853
5,939,549	Series 2014-44, Class IC, IO	3.00%	04/20/28	431,599
12,659,484	Series 2014-44, Class ID, IO (c) (e)	0.34%	03/16/44	139,604
62,321	Series 2014-91, Class JI, IO	4.50%	01/20/40	5,230
845,280	Series 2014-94, Class Z	4.50%	01/20/44	1,004,444
5,683,861	Series 2014-99, Class HI, IO	4.50%	06/20/44	841,434
9,026,650	Series 2014-115, Class QI, IO	3.00%	03/20/29	562,497
5,006,031	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (d)	3.94%	08/20/44	917,742
3,258,586	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	4.59%	05/20/44	571,675
5,094,075	Series 2014-178, Class LT	2.00%	11/20/43	5,095,492
6,568,962	Series 2015-3, Class ZD	4.00%	01/20/45	7,735,315
19,629,553	Series 2015-40, Class IO, IO	4.00%	03/20/45	3,161,864
9,643,983	Series 2015-66, Class LI, IO	5.00%	05/16/45	1,400,438
66,643	Series 2015-95, Class IK, IO (e)	1.27%	05/16/37	1,805
19,370,076	Series 2015-99, Class EI, IO	5.50%	07/16/45	4,287,198
368,501	Series 2015-100, Class AI, IO	3.50%	03/20/39	7,184
26,819,238	Series 2015-119, Class TI, IO	3.50%	05/20/41	1,578,280
21,376,396	Series 2015-124, Class DI, IO	3.50%	01/20/38	1,695,197
473,900	Series 2015-137, Class WA (c) (e)	5.49%	01/20/38	546,299
1,044,090	Series 2015-138, Class MI, IO	4.50%	08/20/44	127,282
267,388	Series 2015-151, Class KW (e)	5.76%	04/20/34	289,319
7,356,198	Series 2015-168, Class GI, IO	5.50%	02/16/33	1,620,685
179,923	Series 2016-16, Class KZ	3.00%	02/16/46	189,534
462,421	Series 2016-55, Class PB (e)	6.04%	03/20/31	501,405
2,249,703	Series 2016-69, Class WI, IO	4.50%	05/20/46	408,231
4,871,466	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	4.34%	05/20/40	767,643
1,426,615	Series 2016-78, Class UI, IO	4.00%	06/20/46	174,670
5,226,323	Series 2016-89, Class HI, IO	3.50%	07/20/46	792,618
630,816	Series 2016-99, Class JA (e)	5.53%	11/20/45	727,053
936,397	Series 2016-109, Class ZM	3.50%	08/20/36	1,030,650
11,594,329	Series 2016-111, Class PI, IO	3.50%	06/20/45	1,339,868
1,379,431	Series 2016-118, Class GI, IO	4.50%	02/16/40	227,423

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$14,906,067	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	4.44%	09/20/46	$3,420,449
464,000	Series 2016-141, Class PC	5.00%	10/20/46	599,432
303,125	Series 2016-145, Class LZ	3.00%	10/20/46	322,065
1,674,108	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)	2.18%	11/20/45	1,669,895
303,000	Series 2016-160, Class LE	2.50%	11/20/46	289,521
361,693	Series 2016-167, Class KI, IO	6.00%	12/16/46	70,063
848,599	Series 2017-17, Class KZ	4.50%	02/20/47	1,066,827
4,965,310	Series 2017-32, Class IB, IO	5.00%	02/16/47	788,452
8,627,786	Series 2017-56, Class BI, IO	6.00%	04/16/47	1,866,678
19,792,725	Series 2017-57, Class IO, IO	5.00%	04/20/47	3,460,829
6,001,373	Series 2017-113, Class IE, IO	5.50%	07/20/47	1,097,248
9,126,906	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	4.53%	08/16/47	2,064,985
9,759,395	Series 2017-133, Class JI, IO	7.00%	06/20/41	2,040,036
7,994,292	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (d)	0.50%	05/20/40	98,280
854,391	Series 2018-44, Class Z	2.50%	09/20/47	826,636
3,630,586	Series 2018-53, Class VA	3.50%	07/20/29	3,896,958
4,984,969	Series 2018-78, Class EZ	3.00%	04/20/48	5,137,027
9,825,618	Series 2018-79, Class IO, IO	5.00%	06/20/48	1,867,474
9,885,833	Series 2018-89, Class A	3.50%	06/20/39	9,990,617
2,785,995	Series 2018-120, Class G	3.50%	09/20/48	2,780,465
11,871,355	Series 2018-131, Class IA, IO	5.00%	04/20/44	1,920,078
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	10,524,850
10,556,000	Series 2018-155, Class KD	4.00%	11/20/48	11,366,918
10,908,217	Series 2018-160, Class GY	4.50%	11/20/48	11,963,875
7,094,658	Series 2019-6, Class EI, IO	5.00%	09/20/39	1,082,174
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	13,311,820
2,090,037	Series 2019-27, Class DI, IO	5.50%	01/20/40	363,829
4,686,514	Series 2019-98, Class UZ	2.50%	08/20/49	4,638,231
	Vendee Mortgage Trust
3,248,369	Series 2003-2, Class Z	5.00%	05/15/33	3,602,659
32,603	Series 2010-1, Class DA	4.25%	02/15/35	33,252
				1,091,321,980
	Commercial Mortgage-Backed Securities — 10.1%
	Freddie Mac Multifamily Structured Pass Through Certificates
89,218,668	Series 2011-K016, Class X1, IO (c)	1.63%	10/25/21	1,898,859
60,405,665	Series 2012-K019, Class X1, IO (c)	1.73%	03/25/22	1,752,767
65,900,573	Series 2012-K020, Class X1, IO (c)	1.51%	05/25/22	1,750,893
124,873,475	Series 2013-K030, Class X1, IO (c)	0.29%	04/25/23	665,925
79,448,859	Series 2014-K036, Class X1, IO (c)	0.88%	10/25/23	1,944,884
21,598,714	Series 2014-K714, Class X3, IO (c)	1.85%	01/25/42	195,028
95,722,379	Series 2015-K721, Class X1, IO (c)	0.44%	08/25/22	728,198
187,411,463	Series 2016-KIR1, Class X, IO (c)	1.21%	03/25/26	10,509,604
7,483,176	Series 2017-KIR2, Class A1	2.75%	03/25/27	7,747,223
282,838,821	Series 2018-K086, Class X1, IO (c)	0.39%	11/25/28	6,093,960
144,724,057	Series 2018-K156, Class X1, IO (c)	0.21%	06/25/33	1,662,821
353,189,748	Series 2018-K158, Class X1, IO (c)	0.21%	10/25/33	4,558,443
113,711,394	Series 2018-K159, Class X1, IO (c)	0.26%	11/25/33	1,759,763
5,840,000	Series 2018-K731, Class A2 (c)	3.60%	02/25/25	6,308,363

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$28,671,322	Series 2019-1510, Class X1, IO (c)	0.64%	01/25/34	$1,516,312
123,397,891	Series 2019-1511, Class X1, IO (c)	0.93%	03/25/34	10,220,282
159,071,448	Series 2019-1512, Class X1, IO (c)	1.06%	04/25/34	14,943,729
57,737,689	Series 2019-1513, Class X1, IO (c)	1.00%	08/25/34	5,254,003
152,986,006	Series 2019-1514, Class X1, IO (c)	0.70%	10/25/34	10,130,397
40,624,285	Series 2019-K094, Class X1, IO (c)	1.02%	06/25/29	2,911,518
56,976,896	Series 2019-K099, Class X1, IO (c)	1.01%	09/25/29	4,180,383
57,790,000	Series 2019-K099, Class XAM, IO (c)	1.26%	09/25/29	5,809,178
69,990,467	Series 2019-K101, Class X1, IO (e)	0.84%	10/25/29	4,900,404
72,506,671	Series 2019-K102, Class X1, IO (e)	0.95%	10/25/29	5,011,763
64,993,000	Series 2019-K102, Class XAM, IO (e)	1.21%	10/25/29	6,265,111
92,494,900	Series 2019-K103, Class X1, IO (c)	0.76%	11/25/29	5,044,940
59,029,000	Series 2019-K103, Class XAM, IO (c)	1.01%	11/25/29	4,790,587
104,390,271	Series 2019-K734, Class X1, IO (c)	0.79%	02/25/26	3,588,791
68,018,000	Series 2019-K734, Class XAM, IO (c)	0.56%	02/25/26	1,763,078
44,978,702	Series 2019-K735, Class X1, IO (c)	1.10%	05/25/26	2,416,805
116,262,977	Series 2019-K736, Class X1, IO (c)	1.44%	07/25/26	8,276,610
76,057,251	Series 2020-K737, Class X1, IO (e)	0.64%	10/25/26	2,858,406
	FREMF Mortgage Trust
7,074,000	Series 2010-K9, Class B (c) (g)	5.37%	09/25/45	7,168,025
8,877,000	Series 2011-K10, Class B (c) (g)	4.78%	11/25/49	9,016,310
23,000,906	Series 2011-K11, Class B (c) (g)	4.57%	12/25/48	23,412,139
7,590,000	Series 2011-K14, Class B (c) (g)	5.35%	02/25/47	7,845,311
3,000,000	Series 2011-K15, Class B (c) (g)	5.13%	08/25/44	3,114,731
5,805,000	Series 2013-K713, Class B (c) (g)	3.31%	04/25/46	5,798,846
11,771,000	Series 2014-K715, Class B (c) (g)	4.11%	02/25/46	11,941,155
2,260,829	Series 2015-K721, Class B (c) (g)	3.68%	11/25/47	2,358,022
10,000,000	Series 2019-K736, Class B (c) (g)	3.88%	07/25/26	10,561,973
	Government National Mortgage Association
3,242,816	Series 2011-31, Class Z (e)	3.85%	09/16/52	3,497,371
17,631,170	Series 2012-120, Class Z (e)	2.60%	01/16/55	17,020,105
598,946	Series 2013-32, Class A	1.90%	06/16/36	597,899
532,000	Series 2013-57, Class D (e)	2.35%	06/16/46	528,040
100,000	Series 2013-74, Class AG (c)	2.82%	12/16/53	101,575
22,341	Series 2013-194, Class AE (e)	2.75%	11/16/44	22,735
23,000,000	Series 2014-153, Class D (e)	3.00%	04/16/56	23,805,676
15,026,466	Series 2015-30, Class DZ	2.95%	05/16/55	15,217,754
61,681,506	Series 2015-30, Class IO, IO (e)	0.97%	07/16/56	3,592,430
23,532,623	Series 2015-70, Class IO, IO (e)	1.02%	12/16/49	1,382,490
56,306,975	Series 2015-107, Class IO, IO (e)	0.85%	03/16/57	2,674,232
5,705,549	Series 2015-125, Class VA (e)	2.70%	05/16/35	5,861,404
48,839,822	Series 2016-2, Class IO, IO (e)	0.89%	04/16/57	3,080,445
33,810,842	Series 2016-11, Class IO, IO (e)	0.90%	01/16/56	2,064,923
24,393,729	Series 2016-26, Class IO, IO (e)	0.94%	02/16/58	1,635,168
93,377,294	Series 2016-28, Class IO, IO (e)	0.91%	12/16/57	5,907,356
105,256,502	Series 2016-34, Class IO, IO (e)	0.98%	01/16/58	7,571,742
67,349,820	Series 2016-35, Class IO, IO (e)	0.87%	03/16/58	4,450,840
40,985,492	Series 2016-36, Class IO, IO (e)	0.90%	08/16/57	2,711,883
56,723,297	Series 2016-50, Class IO, IO (e)	1.00%	08/16/57	3,635,572
37,582,297	Series 2016-52, Class IO, IO (e)	0.92%	03/16/58	2,410,961
120,586,511	Series 2016-64, Class IO, IO (e)	0.96%	12/16/57	7,789,020
4,590,511	Series 2016-110, Class VA	2.10%	01/16/38	4,518,609

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$38,180,717	Series 2016-113, Class IO, IO (e)	1.16%	02/16/58	$3,165,953
24,158,817	Series 2016-127, Class IO, IO (e)	0.95%	05/16/58	1,671,587
248,022,155	Series 2016-131, Class IO, IO (e)	0.99%	08/16/58	19,423,309
156,012,270	Series 2016-133, Class IO, IO (e)	1.06%	12/16/57	11,490,148
105,952,602	Series 2016-143, Class IO, IO	0.96%	10/16/56	8,257,978
40,793,478	Series 2016-152, Class IO, IO (c)	0.88%	08/15/58	2,804,715
71,868,853	Series 2016-158, Class IO, IO (e)	0.90%	06/16/58	4,700,137
160,397,205	Series 2016-166, Class IO, IO (e)	1.09%	04/16/58	12,819,105
121,387,662	Series 2017-7, Class IO, IO (e)	0.97%	12/16/58	8,939,776
3,869,706	Series 2017-35, Class Z (e)	2.50%	05/16/59	3,618,281
7,390,000	Series 2017-90, Class B	2.75%	12/16/57	7,493,218
134,045,816	Series 2017-126, Class IO, IO (c) (e)	0.80%	08/16/59	9,642,854
26,606,622	Series 2018-2, Class IO, IO (e)	0.79%	12/16/59	1,713,094
8,822,893	Series 2018-150, Class Z	3.20%	02/16/60	9,013,956
17,099,206	Series 2019-7, Class Z	2.50%	01/16/61	15,818,640
1,743,453	Series 2019-104, Class Z	2.80%	05/16/61	1,725,734
2,261,522	Series 2019-113, Class Z	3.00%	06/16/61	2,234,180
1,489,032	Series 2019-122, Class Z	3.00%	07/16/61	1,487,222
4,512,607	Series 2019-139, Class Z (e)	2.90%	11/16/61	4,400,850
				479,174,507
	Pass-through Securities — 47.9%
	Federal Home Loan Mortgage Corporation
3,323,672	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.98%	12/01/48	3,404,608
10,563,504	Pool 840359, 12 Mo. LIBOR + 1.63% (a)	4.13%	06/01/46	10,908,238
155,252	Pool A19763	5.00%	04/01/34	173,000
64,488	Pool A47333	5.00%	10/01/35	70,510
643,270	Pool A47828	3.50%	08/01/35	666,402
364,556	Pool A47829	4.00%	08/01/35	383,121
324,059	Pool A47937	5.50%	08/01/35	362,338
127,794	Pool A48972	5.50%	05/01/36	143,881
93,721	Pool A54675	5.50%	01/01/36	105,846
247,493	Pool A65324	5.50%	09/01/37	272,551
77,903	Pool A86143	5.00%	05/01/39	86,351
27,923	Pool A90319	5.00%	12/01/39	31,036
423,527	Pool A92197	5.00%	05/01/40	470,723
11,577	Pool A93093	4.50%	07/01/40	12,671
16,251	Pool A93891	4.00%	09/01/40	17,669
24,313	Pool A94729	4.00%	11/01/40	26,435
86,279	Pool A94843	4.00%	11/01/40	93,823
327,127	Pool A95441	4.00%	12/01/40	353,807
33,960	Pool A95653	4.00%	12/01/40	36,930
55,376	Pool A95728	4.00%	12/01/40	60,219
73,359	Pool A96380	4.00%	01/01/41	79,107
216,294	Pool A97294	4.00%	02/01/41	233,202
982,792	Pool B70791	4.00%	06/01/39	1,057,538
5,780	Pool C01310	6.50%	03/01/32	6,514
18,306	Pool C01574	5.00%	06/01/33	20,338
20,671	Pool C03458	5.00%	02/01/40	22,969
68,238	Pool C03949	3.50%	05/01/42	72,791
170,931	Pool C04269	3.00%	10/01/42	177,609

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$319,262	Pool C91167	5.00%	04/01/28	$341,865
233,908	Pool C91353	3.50%	01/01/31	241,630
511,092	Pool C91366	4.50%	04/01/31	549,817
38,409	Pool C91482	3.50%	07/01/32	40,343
36,482	Pool E02883	4.00%	04/01/26	38,277
26,876	Pool G01443	6.50%	08/01/32	30,194
69,039	Pool G01737	5.00%	12/01/34	76,709
37,677	Pool G01840	5.00%	07/01/35	41,856
426,163	Pool G02017	5.00%	12/01/35	478,634
83,739	Pool G03072	5.00%	11/01/36	93,008
403,405	Pool G04593	5.50%	01/01/37	455,817
41,095	Pool G04632	5.00%	11/01/36	45,644
193,224	Pool G04814	5.50%	10/01/38	217,100
43,090	Pool G04913	5.00%	03/01/38	47,875
43,610	Pool G05173	4.50%	11/01/31	46,662
551,593	Pool G05275	5.50%	02/01/39	602,588
124,520	Pool G05449	4.50%	05/01/39	136,142
484,869	Pool G05792	4.50%	02/01/40	530,451
383,797	Pool G05927	4.50%	07/01/40	424,236
31,025	Pool G06252	4.00%	02/01/41	33,452
603,134	Pool G06359	4.00%	02/01/41	650,340
94,180	Pool G06501	4.00%	04/01/41	101,549
327,718	Pool G06583	5.00%	06/01/41	370,322
166,150	Pool G06687	5.00%	07/01/41	186,320
92,808	Pool G06739	4.50%	09/01/41	101,447
534,283	Pool G07025	5.00%	02/01/42	593,433
686,683	Pool G07100	5.50%	07/01/40	768,197
16,873	Pool G07219	5.00%	10/01/41	18,741
97,722	Pool G07266	4.00%	12/01/42	105,209
584,670	Pool G07329	4.00%	01/01/43	629,444
634,463	Pool G07683	4.00%	03/01/44	678,752
676,390	Pool G07806	5.00%	06/01/41	750,873
3,396	Pool G08113	6.50%	02/01/36	3,819
3,986,299	Pool G08854	5.00%	12/01/48	4,271,696
886	Pool G11713	5.50%	06/01/20	887
6,533	Pool G11769	5.00%	10/01/20	6,907
7,484	Pool G11833	5.00%	11/01/20	7,912
1,524	Pool G11880	5.00%	12/01/20	1,612
63,991	Pool G12312	6.00%	09/01/21	65,323
51,195	Pool G12797	6.50%	02/01/22	51,970
82,262	Pool G12959	6.50%	10/01/22	85,185
3,698	Pool G12978	5.50%	12/01/22	3,820
624	Pool G13044	4.50%	06/01/21	646
1,010	Pool G13581	5.50%	11/01/21	1,013
46,309	Pool G13623	4.50%	08/01/24	48,419
58,167	Pool G13625	5.50%	01/01/24	60,526
96,998	Pool G13733	5.00%	11/01/24	102,559
84,925	Pool G14088	4.00%	02/01/26	88,870
143,563	Pool G14106	6.00%	10/01/24	148,131
39,545	Pool G14167	5.50%	07/01/23	40,998
98,175	Pool G14233	6.00%	01/01/24	100,099
892,077	Pool G14348	4.00%	10/01/26	933,738

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$39,147	Pool G14376	4.00%	09/01/25	$40,943
50,541	Pool G14676	4.50%	09/01/26	52,881
139	Pool G14791	6.00%	05/01/21	139
295,726	Pool G14995	5.50%	12/01/24	304,863
96,555	Pool G15019	4.50%	07/01/26	100,003
47,558	Pool G15039	4.50%	09/01/26	49,780
48,159	Pool G15725	4.50%	09/01/26	50,776
8,667	Pool G15821	5.00%	07/01/25	9,164
213,316	Pool G15949	4.00%	01/01/29	223,283
184,106	Pool G15957	5.50%	12/01/24	187,844
12,062	Pool G18100	5.00%	02/01/21	12,753
348,762	Pool G18264	5.00%	07/01/23	368,757
262,034	Pool G18287	5.50%	12/01/23	271,926
97,748	Pool G18306	4.50%	04/01/24	102,289
16,318	Pool G60020	4.50%	12/01/43	17,903
779,684	Pool G60114	5.50%	06/01/41	880,461
1,193,566	Pool G60168	4.50%	07/01/45	1,292,826
429,856	Pool G60194	3.50%	08/01/45	456,057
406,310	Pool G60737	4.50%	08/01/42	444,406
1,176,333	Pool G60762	5.00%	07/01/41	1,306,110
287,257	Pool G60806	5.00%	12/01/44	319,061
439,988	Pool G60808	3.00%	10/01/46	455,121
6,831,752	Pool G60921	4.50%	02/01/47	7,272,859
18,097,378	Pool G60940	4.00%	09/01/46	19,452,558
7,405,195	Pool G61160	4.50%	11/01/45	8,005,056
15,760	Pool H09034	5.50%	05/01/37	17,143
2,936	Pool J03523	5.00%	09/01/21	3,104
40,913	Pool J05364	6.00%	08/01/22	41,931
220,059	Pool J09465	4.00%	04/01/24	230,099
100,694	Pool J09504	4.00%	04/01/24	105,297
32,484	Pool J09798	4.00%	05/01/24	33,974
61,226	Pool J10623	4.00%	09/01/24	64,043
737,685	Pool J10827	4.50%	10/01/24	772,168
238,507	Pool N70075	5.00%	01/01/35	262,896
446,987	Pool N70081	5.50%	07/01/38	501,370
67,004	Pool O20138	5.00%	11/01/30	72,855
1,071,670	Pool Q00841	4.50%	05/01/41	1,172,167
120,941	Pool Q03139	4.00%	09/01/41	130,438
45,788	Pool Q04031	4.00%	10/01/41	50,250
35,606	Pool Q04905	4.00%	12/01/41	39,076
60,990	Pool Q05035	4.00%	12/01/41	64,862
60,283	Pool Q05173	4.00%	12/01/41	66,076
45,279	Pool Q05181	4.00%	12/01/41	49,691
32,796	Pool Q05445	4.00%	01/01/42	35,992
122,873	Pool Q07189	4.00%	04/01/42	132,363
43,153	Pool Q07479	3.50%	04/01/42	45,691
142,546	Pool Q11791	3.50%	10/01/42	150,931
89,619	Pool Q11836	3.50%	10/01/42	95,941
652,639	Pool Q14034	3.50%	12/01/42	704,457
2,569,281	Pool Q43309	4.00%	09/01/46	2,772,131
6,254,356	Pool Q45763	4.00%	01/01/47	6,747,026
4,355,309	Pool Q50564	4.50%	09/01/47	4,621,275

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$12,853,464	Pool Q53219	4.50%	12/01/47	$14,023,454
7,977,608	Pool Q53875	4.00%	01/01/48	8,516,542
976,173	Pool Q54651	4.50%	03/01/48	1,091,026
1,679,413	Pool Q55037	4.50%	04/01/48	1,881,956
16,460,649	Pool Q55152	4.50%	04/01/48	17,489,025
4,792,228	Pool Q56260	5.00%	05/01/48	5,305,593
7,330,837	Pool Q58363	5.00%	09/01/48	7,874,380
22,058,215	Pool Q63173	4.00%	04/01/49	23,469,055
5,094,878	Pool QA0162	4.50%	06/01/49	5,405,590
29,877,308	Pool RA1624	4.00%	08/01/49	32,193,648
129,045,401	Pool SB8031	2.50%	02/01/35	131,426,456
595,789	Pool U50165	4.00%	05/01/32	628,875
3,047,476	Pool U59020	4.00%	06/01/35	3,216,498
2,586,994	Pool U64762	4.50%	10/01/45	2,818,614
11,398,360	Pool U69020	5.00%	07/01/44	12,468,082
12,956,338	Pool U69040	4.00%	05/01/45	13,855,425
6,560,580	Pool U69041	5.00%	11/01/43	7,167,099
28,877,866	Pool U69055	4.50%	10/01/47	31,461,224
16,083,947	Pool U69060	4.50%	06/01/47	17,520,504
4,321,952	Pool U79023	3.50%	10/01/28	4,521,151
211,826	Pool U80068	3.50%	10/01/32	223,132
118,651	Pool U80212	3.50%	02/01/33	124,984
157,006	Pool U90245	3.50%	10/01/42	165,811
70,895	Pool U90291	4.00%	10/01/42	75,859
726,083	Pool U90316	4.00%	10/01/42	776,920
692,857	Pool U90490	4.00%	06/01/42	741,373
1,872,866	Pool U90690	3.50%	06/01/42	1,977,578
21,385	Pool U90932	3.00%	02/01/43	22,206
206,019	Pool U90975	4.00%	06/01/42	220,392
510,490	Pool U91254	4.00%	04/01/43	546,591
1,846,104	Pool U91619	4.00%	06/01/43	1,976,760
55,746	Pool U92272	4.50%	12/01/43	60,479
723,337	Pool U92432	4.00%	02/01/44	774,533
49,280	Pool U95137	4.00%	08/01/43	52,778
192,062	Pool U99045	3.50%	03/01/43	202,764
226,353	Pool U99084	4.50%	02/01/44	245,616
109,981	Pool U99091	4.50%	03/01/44	119,322
304,278	Pool U99096	4.50%	05/01/44	330,069
3,372,210	Pool U99134	4.00%	01/01/46	3,618,033
8,266,638	Pool U99184	4.00%	08/01/43	8,849,236
782,641	Pool V80910	4.00%	12/01/43	840,215
	Federal National Mortgage Association
75,610	Pool 190371	6.50%	07/01/36	88,419
28,798	Pool 254636	5.00%	02/01/33	31,959
42,822	Pool 255190	5.50%	05/01/34	48,352
30,896	Pool 255984	4.50%	11/01/25	32,649
215,574	Pool 256181	5.50%	03/01/36	235,941
633,837	Pool 256576	5.50%	01/01/37	702,296
27,160	Pool 256808	5.50%	07/01/37	29,042
107,749	Pool 256936	6.00%	10/01/37	118,259
34,588	Pool 257281	5.00%	07/01/28	37,043
86,486	Pool 545759	6.50%	07/01/32	97,733

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$19,562	Pool 555851	6.50%	01/01/33	$22,144
357,719	Pool 683246	5.50%	02/01/33	402,694
259,402	Pool 725014	5.50%	12/01/33	292,901
412,112	Pool 734922	4.50%	09/01/33	448,848
579,392	Pool 735415	6.50%	12/01/32	675,060
5,385	Pool 745875	6.50%	09/01/36	6,225
50,304	Pool 747097	6.00%	10/01/29	54,358
525,959	Pool 788149	5.50%	05/01/33	582,114
289,303	Pool 812741	5.50%	02/01/35	315,790
452,402	Pool 827948	5.50%	05/01/35	497,527
427,286	Pool 850000	5.50%	01/01/36	482,841
70,121	Pool 871039	5.50%	02/01/37	75,912
1,781,116	Pool 879015	4.00%	10/01/35	1,898,721
203,431	Pool 888001	5.50%	10/01/36	229,972
159,315	Pool 888163	7.00%	12/01/33	187,748
31,744	Pool 888435	5.50%	06/01/22	32,611
549,843	Pool 889610	5.50%	06/01/38	614,364
401,506	Pool 889834	5.00%	12/01/35	445,928
17,880	Pool 890149	6.50%	10/01/38	20,743
47,466	Pool 890231	5.00%	07/01/25	50,168
79,657	Pool 890314	5.50%	12/01/22	81,570
20,276	Pool 890378	6.00%	05/01/24	21,156
1,249,264	Pool 890556	4.50%	10/01/43	1,400,400
438,153	Pool 890561	4.50%	01/01/27	457,070
1,129,145	Pool 890736	5.00%	07/01/30	1,218,639
232,476	Pool 905917	5.50%	01/01/37	262,655
126,788	Pool 922386	5.50%	01/01/37	135,869
16,420	Pool 930562	5.00%	02/01/39	18,454
179,923	Pool 931808	5.50%	08/01/39	202,163
197,511	Pool 953115	5.50%	11/01/38	212,764
124,462	Pool 962556	5.00%	04/01/23	131,545
53,639	Pool 973561	5.00%	03/01/23	56,692
71,922	Pool 976871	6.50%	08/01/36	81,367
68,519	Pool 995002	5.00%	07/01/37	76,054
21,539	Pool 995097	6.50%	10/01/37	25,080
136,088	Pool 995149	6.50%	10/01/38	155,341
55,624	Pool 995228	6.50%	11/01/38	65,124
184,651	Pool 995252	5.00%	12/01/23	195,161
68,396	Pool 995259	6.50%	11/01/23	71,920
30,667	Pool AA0916	5.00%	08/01/37	34,015
135,253	Pool AA3303	5.50%	06/01/38	154,146
746,724	Pool AB0460	5.50%	02/01/37	853,106
299,289	Pool AB0731	4.00%	06/01/39	320,582
6,049	Pool AB1576	4.00%	10/01/20	6,322
82,489	Pool AB1953	4.00%	12/01/40	89,164
65,362	Pool AB2092	4.00%	01/01/41	70,761
50,882	Pool AB2133	4.00%	01/01/26	53,238
196,425	Pool AB2265	4.00%	02/01/41	213,477
30,994	Pool AB2467	4.50%	03/01/41	34,281
1,174,710	Pool AB2506	5.00%	03/01/41	1,299,543
1,924,219	Pool AB2959	4.50%	07/01/40	2,122,969
139,810	Pool AB5174	3.50%	05/01/42	149,143

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$151,183	Pool AB5919	3.00%	08/01/42	$157,848
99,187	Pool AB6632	3.50%	10/01/42	104,909
305,415	Pool AB6671	3.00%	10/01/42	318,181
365,152	Pool AB7765	3.00%	02/01/43	380,463
254,425	Pool AB7859	3.50%	02/01/43	271,406
1,638,696	Pool AB8289	4.50%	04/01/42	1,777,749
568,091	Pool AB8676	3.50%	05/01/42	609,428
37,337	Pool AB9382	4.00%	05/01/43	40,496
1,006,542	Pool AB9551	3.00%	06/01/43	1,048,655
384,451	Pool AB9615	4.00%	06/01/33	407,773
74,502	Pool AB9959	4.00%	07/01/43	80,392
63,308	Pool AC1232	5.00%	07/01/24	66,911
110,399	Pool AC3236	5.00%	09/01/39	122,831
317,672	Pool AC3267	5.50%	09/01/39	355,816
351,463	Pool AD0889	6.00%	09/01/24	364,755
678,500	Pool AD4317	4.00%	04/01/40	731,264
24,776	Pool AD5222	4.50%	05/01/30	26,549
126,072	Pool AD5583	5.00%	04/01/40	136,369
173,685	Pool AD6369	4.50%	05/01/40	190,142
89,779	Pool AD6938	4.50%	06/01/40	99,137
133,524	Pool AD7110	5.00%	07/01/40	143,116
95,420	Pool AD7137	5.50%	07/01/40	108,729
35,441	Pool AD8526	4.50%	08/01/40	38,799
345,368	Pool AE0137	4.50%	03/01/36	377,256
33,707	Pool AE0383	4.50%	09/01/25	35,570
132,243	Pool AE4476	4.00%	03/01/41	142,471
187,147	Pool AE7005	4.00%	10/01/40	201,662
42,530	Pool AE9284	4.00%	11/01/40	45,833
698,291	Pool AE9959	5.00%	03/01/41	772,058
30,428	Pool AH0057	4.50%	02/01/41	33,352
476,354	Pool AH0943	4.00%	12/01/40	513,465
702,440	Pool AH0979	3.50%	01/01/41	725,246
352,106	Pool AH1089	4.00%	11/01/40	379,455
149,071	Pool AH1141	4.50%	12/01/40	163,001
169,886	Pool AH4404	4.00%	01/01/41	183,098
115,604	Pool AH7204	4.00%	03/01/41	124,550
53,527	Pool AI1190	4.50%	04/01/41	58,661
73,438	Pool AI1969	4.50%	05/01/41	80,349
447,862	Pool AI4268	5.00%	06/01/41	497,652
12,767,660	Pool AI5614	5.00%	07/01/41	14,119,676
277,387	Pool AI6093	4.50%	06/01/31	299,656
68,615	Pool AI6503	5.00%	11/01/39	73,513
38,579	Pool AI6581	4.50%	07/01/41	42,186
30,041	Pool AI7800	4.50%	07/01/41	32,941
190,282	Pool AI8779	4.00%	11/01/41	205,109
391,186	Pool AI9114	4.00%	06/01/42	420,482
2,048,545	Pool AI9124	4.00%	08/01/42	2,201,957
1,337,223	Pool AI9158	6.50%	01/01/41	1,644,290
2,262,314	Pool AJ2311	5.00%	10/01/41	2,504,570
27,201	Pool AJ4756	4.00%	10/01/41	29,774
39,690	Pool AJ5424	4.00%	11/01/41	43,426
23,514	Pool AJ5736	4.00%	12/01/41	25,706

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$29,186	Pool AJ6061	4.00%	12/01/41	$31,998
31,368	Pool AJ7538	4.00%	01/01/42	34,460
40,587	Pool AJ8104	4.00%	12/01/41	44,175
15,845	Pool AJ8203	4.50%	01/01/42	17,314
30,164	Pool AJ8341	4.00%	12/01/41	33,111
27,856	Pool AJ8369	4.00%	01/01/42	30,478
43,888	Pool AJ8436	4.00%	12/01/41	48,097
24,855	Pool AJ9162	4.00%	01/01/42	27,196
1,049,256	Pool AJ9332	4.00%	01/01/42	1,131,080
48,348	Pool AK0543	4.00%	01/01/42	53,093
1,494,558	Pool AK0765	4.00%	03/01/42	1,597,333
35,123	Pool AK1827	4.00%	01/01/42	38,509
240,418	Pool AK4520	4.00%	03/01/42	258,563
193,746	Pool AK5555	4.00%	04/01/42	208,232
19,727	Pool AL0147	4.00%	04/01/41	21,438
136,631	Pool AL0212	5.50%	02/01/38	154,043
321,674	Pool AL0241	4.00%	04/01/41	346,695
49,565	Pool AL0399	6.00%	08/01/24	51,210
23,040	Pool AL0446	6.00%	05/01/24	23,809
47,581	Pool AL0815	4.00%	09/01/41	52,060
23,091	Pool AL1195	6.00%	09/01/23	24,027
619,450	Pool AL1850	5.50%	07/01/40	698,499
44,595	Pool AL1948	4.00%	01/01/42	48,089
46,765	Pool AL1953	4.50%	01/01/27	48,830
115,592	Pool AL2142	6.50%	09/01/38	134,145
599,948	Pool AL2551	3.50%	10/01/42	639,963
175,733	Pool AL2589	5.50%	05/01/25	180,558
103,592	Pool AL2892	3.50%	12/01/42	109,856
764,108	Pool AL3093	3.50%	02/01/43	817,547
28,140	Pool AL3154	3.00%	02/01/43	29,380
2,423,556	Pool AL4703	3.50%	12/01/28	2,513,063
9,203,268	Pool AL4741	4.50%	01/01/44	9,981,801
33,182	Pool AL4962	6.00%	05/01/24	34,671
176,554	Pool AL5616	5.50%	09/01/41	198,263
983,053	Pool AL5760	4.00%	09/01/43	1,060,690
697,653	Pool AL5890	4.50%	03/01/43	762,795
592,047	Pool AL6031	4.00%	10/01/44	641,995
40,263	Pool AL6057	6.00%	08/01/24	40,938
86,867	Pool AL6449	4.50%	01/01/27	90,578
3,688,578	Pool AL6513	5.00%	07/01/44	4,044,893
351,513	Pool AL6948	5.00%	09/01/25	371,519
141,555	Pool AL7046	3.50%	06/01/45	150,992
6,635,187	Pool AL7162, 12 Mo. LIBOR + 1.73% (a)	4.32%	09/01/42	6,865,894
392,977	Pool AL7231	3.50%	08/01/45	419,174
683,328	Pool AL7449	8.50%	12/01/37	828,418
946,163	Pool AL7637	5.00%	01/01/42	1,042,270
2,724,159	Pool AL7905	4.50%	03/01/34	2,933,972
162,901	Pool AL8139	4.00%	02/01/32	171,281
12,032,892	Pool AL8263	4.50%	02/01/44	13,054,307
98,562	Pool AL8353	3.50%	08/01/44	105,128
9,811,751	Pool AL8640, 12 Mo. LIBOR + 1.80% (a)	3.89%	12/01/41	10,240,548
5,593,675	Pool AL8652	5.00%	07/01/44	6,294,693

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$615,767	Pool AL9143	3.50%	09/01/36	$647,549
197,262	Pool AL9226	5.50%	12/01/41	223,204
1,960,237	Pool AL9777	4.50%	01/01/47	2,115,121
6,145,273	Pool AO3529	4.00%	06/01/42	6,571,698
2,272,256	Pool AO5527	4.00%	07/01/42	2,431,928
1,668,429	Pool AO8106	4.00%	08/01/42	1,785,024
666,422	Pool AO8167	4.00%	09/01/42	713,124
205,269	Pool AP1197	3.50%	09/01/42	217,172
1,416,027	Pool AP2109	4.00%	08/01/32	1,502,937
118,184	Pool AP5113	4.00%	09/01/42	127,545
395,747	Pool AP7963	4.00%	09/01/42	431,974
2,758,849	Pool AQ0411	3.50%	10/01/42	2,925,646
1,127,666	Pool AQ0535	3.00%	11/01/42	1,174,244
827,377	Pool AQ1534	3.50%	10/01/32	871,084
1,081,930	Pool AQ1584	4.00%	11/01/42	1,188,640
722,111	Pool AQ1607	3.50%	11/01/32	760,260
547,841	Pool AQ3310	4.00%	11/01/42	585,295
1,918,973	Pool AQ4086	4.00%	06/01/43	2,052,567
79,964	Pool AQ9715	3.00%	01/01/43	82,997
505,542	Pool AQ9999	3.00%	02/01/43	524,698
2,482,998	Pool AR7582	3.50%	03/01/33	2,614,750
362,431	Pool AR7961	3.50%	03/01/33	381,581
4,501,901	Pool AS1719	5.00%	02/01/44	5,050,703
612,354	Pool AS5236	4.00%	05/01/45	666,184
1,330,370	Pool AS5515	3.50%	06/01/30	1,390,871
328,747	Pool AS5635	3.00%	08/01/45	344,146
1,138,320	Pool AS7211	3.00%	04/01/46	1,181,649
1,857,455	Pool AS7537	3.00%	07/01/46	1,944,492
1,183,712	Pool AS9244	4.50%	08/01/39	1,283,218
691,947	Pool AS9990	4.50%	07/01/47	733,830
262,435	Pool AS9994	4.50%	04/01/47	279,620
149,813	Pool AT0332	3.00%	04/01/43	153,448
744,196	Pool AT1747	3.00%	04/01/43	776,762
701,453	Pool AT3892	3.00%	06/01/43	729,664
435,777	Pool AT4180	3.50%	05/01/33	458,862
142,597	Pool AT5915	4.00%	06/01/43	152,591
790,023	Pool AT6303	4.00%	06/01/43	867,793
52,029	Pool AT6306	4.00%	06/01/43	56,782
160,894	Pool AU5787	4.50%	09/01/43	178,818
706,274	Pool AU6278	5.00%	11/01/43	778,388
200,080	Pool AY0013	4.50%	01/01/45	213,171
811,474	Pool BA4113	3.00%	04/01/46	842,204
1,700,615	Pool BD4509, 12 Mo. LIBOR + 1.69% (a)	3.05%	01/01/44	1,751,853
2,517,067	Pool BD4533, 12 Mo. LIBOR + 1.66% (a)	4.02%	09/01/44	2,596,139
431,955	Pool BD8660, 1 Yr. Constant Maturity Treasury Rate + 1.67% (a)	2.23%	12/01/45	438,201
17,488,074	Pool BE2973	4.00%	01/01/47	18,854,462
826,224	Pool BE3631	4.50%	05/01/47	879,142
3,245,635	Pool BH2633	5.00%	08/01/47	3,509,253
42,874	Pool BH9428	4.50%	09/01/47	45,485
246,939	Pool BJ6232	5.00%	04/01/48	265,312
22,666	Pool BJ6234	5.00%	05/01/48	24,351

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$445,067	Pool BJ7573	5.00%	12/01/48	$476,752
1,253,530	Pool BJ9100	4.50%	02/01/48	1,402,678
1,028,037	Pool BJ9111	4.50%	03/01/48	1,149,360
1,775,325	Pool BJ9124	4.50%	04/01/48	1,983,057
886,210	Pool BJ9258	5.00%	06/01/48	949,210
635,883	Pool BK1163	5.00%	06/01/48	681,957
249,110	Pool BK2023	5.00%	04/01/48	267,193
19,095,782	Pool BK4133	4.50%	10/01/48	20,202,738
8,708,635	Pool BK4769	5.00%	08/01/48	9,358,153
803,640	Pool BK4851	5.00%	05/01/48	863,013
889,244	Pool BK4933	5.00%	06/01/48	952,634
468,143	Pool BK5211	5.00%	08/01/48	501,461
50,650	Pool BK5722	5.00%	05/01/48	54,250
243,606	Pool BK7094	5.00%	06/01/48	261,053
640,371	Pool BK7097	5.00%	06/01/48	686,106
768,507	Pool BK7114	5.00%	07/01/48	823,106
35,533	Pool BK7173	5.00%	06/01/48	38,126
372,896	Pool BK7616	5.00%	09/01/48	399,761
12,700,597	Pool BK7797	5.00%	07/01/48	13,610,194
8,265,423	Pool BK8883	5.00%	09/01/48	9,145,882
12,077	Pool BK8919	5.00%	07/01/48	12,949
5,780,812	Pool BK9563	4.50%	12/01/48	6,154,214
9,231,599	Pool BK9599	5.00%	08/01/48	9,903,211
478,099	Pool BM1880	4.00%	02/01/45	516,412
1,449,134	Pool BM3013, 12 Mo. LIBOR + 1.54% (a)	4.16%	07/01/44	1,489,222
19,143,881	Pool BM3076	4.50%	07/01/47	20,840,090
9,222,264	Pool BM3625	3.00%	03/01/48	9,602,637
21,900,357	Pool BM3980, 12 Mo. LIBOR + 1.78% (a)	4.39%	02/01/43	22,801,026
8,655,642	Pool BM4561	5.00%	09/01/48	9,569,847
1,672,378	Pool BM4644	5.00%	09/01/48	1,791,255
10,786,895	Pool BM4785	4.50%	10/01/38	11,804,190
28,574,232	Pool BM5039	4.50%	12/01/48	30,796,469
20,496,531	Pool BM5130	4.50%	08/01/47	22,361,569
78,420,028	Pool BM5508	5.00%	02/01/49	86,702,629
23,491,405	Pool BM5667	4.00%	12/01/48	24,893,407
8,333,128	Pool BM5671	4.50%	01/01/49	9,088,869
20,804,195	Pool BM6018	5.00%	05/01/49	21,749,379
720,201	Pool BN0628	5.00%	09/01/48	772,534
784,969	Pool BN0647	5.00%	09/01/48	840,842
5,155,126	Pool BN0948	4.50%	11/01/48	5,460,304
957,704	Pool BN1027	5.50%	03/01/49	1,069,487
12,956,131	Pool BN1345	4.00%	09/01/48	13,613,469
1,455,968	Pool BN1361	5.00%	09/01/48	1,567,862
5,573,886	Pool BN4059	4.00%	12/01/48	5,822,778
11,022,214	Pool BN4328	5.00%	01/01/49	12,119,186
101,908	Pool BN4404	5.00%	12/01/48	109,270
1,625,586	Pool BN5809	5.00%	02/01/49	1,744,135
38,315,867	Pool BN6068	4.00%	05/01/49	40,252,123
55,570,407	Pool BN6078	4.00%	06/01/49	58,398,714
32,764,159	Pool BN6097	4.00%	06/01/49	34,441,301
11,472,903	Pool BN8210	4.50%	07/01/49	12,479,300
13,067,737	Pool BO5430	4.00%	10/01/49	13,804,494

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$6,677,829	Pool CA0843	3.00%	12/01/47	$6,972,146
16,202,763	Pool CA1576	5.00%	01/01/48	17,374,862
9,483,072	Pool CA1917	5.00%	06/01/48	10,591,537
251,778	Pool CA2317	5.00%	06/01/48	269,833
17,770,989	Pool CA2375	4.00%	09/01/48	18,610,820
1,205,632	Pool CA2505	5.00%	07/01/48	1,291,656
3,005,312	Pool CA2520	4.00%	10/01/33	3,174,072
21,070	Pool CA2652	5.00%	11/01/48	22,581
3,467,629	Pool CA2653	5.00%	08/01/48	3,714,177
713,937	Pool CA2820	5.00%	12/01/48	764,494
6,882,697	Pool CA2947	4.00%	12/01/48	7,388,305
27,445,061	Pool FM0050	5.50%	11/01/49	29,899,476
117,175,941	Pool FM1194	4.50%	05/01/39	128,293,160
3,751,337	Pool FM1284	3.50%	02/01/46	3,968,003
3,575,039	Pool FM1285	4.00%	10/01/43	3,848,607
8,302,066	Pool FM1286	4.50%	06/01/46	9,012,066
3,256,000	Pool FM1287	5.00%	11/01/44	3,574,378
90,599,336	Pool FM1725	2.50%	11/01/47	91,911,282
28,555,850	Pool FM2329	5.00%	12/01/49	31,641,613
183,016	Pool MA0096	4.50%	06/01/29	196,007
3,896	Pool MA0293	4.50%	01/01/30	4,175
62,676	Pool MA0295	5.00%	01/01/30	67,692
57,905	Pool MA0353	4.50%	03/01/30	62,050
1,576,920	Pool MA0443	5.00%	05/01/30	1,703,237
55,658	Pool MA0444	5.00%	06/01/40	60,924
292,669	Pool MA0575	4.50%	11/01/30	314,725
301,507	Pool MA0633	5.00%	01/01/41	332,095
7,142	Pool MA0777	5.00%	06/01/31	7,708
563,191	Pool MA1125	4.00%	07/01/42	602,325
1,873,177	Pool MA1217	4.00%	10/01/42	2,003,806
55,142	Pool MA1222	4.00%	10/01/32	59,022
102,877	Pool MA1228	3.00%	09/01/42	106,781
643,922	Pool MA1510	4.00%	07/01/43	689,009
100,459	Pool MA1591	4.50%	09/01/43	109,024
20,419,602	Pool MA1629	4.50%	10/01/43	22,145,920
564,540	Pool MA1664	4.50%	11/01/43	612,233
521,076	Pool MA1711	4.50%	12/01/43	565,353
855,645	Pool MA1866	4.50%	04/01/44	928,455
717,870	Pool MA1900	4.50%	04/01/44	778,676
870,099	Pool MA2024	4.00%	07/01/29	914,438
1,243,366	Pool MA2099	3.50%	11/01/29	1,300,035
530,785	Pool MA2454	3.50%	09/01/30	555,063
10,883	Pool MA2509	3.00%	01/01/46	11,168
2,175,904	Pool MA2695	4.00%	07/01/46	2,334,209
2,512,023	Pool MA2916	4.00%	02/01/47	2,686,934
621,099	Pool MA3101	4.50%	08/01/47	663,421
234,979	Pool MA3123	5.00%	08/01/47	252,147
847,345	Pool MA3205	5.00%	10/01/47	908,804
1,450,115	Pool MA3348	5.00%	04/01/48	1,558,189
922,067	Pool MA3472	5.00%	09/01/48	987,573
17,969	Pool MA3501	5.00%	10/01/48	19,251
595,924	Pool MA3565	5.00%	01/01/49	638,354

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$150,000,000	Pool TBA	2.50%	09/01/34	$152,707,032
20,000,000	Pool TBA	2.00%	10/01/34	19,998,438
130,000,000	Pool TBA (h)	3.50%	10/01/48	134,175,939
45,000,000	Pool TBA	3.50%	11/01/48	46,455,468
10,000,000	Pool TBA	3.00%	09/01/49	10,227,434
160,000,000	Pool TBA (h)	3.00%	09/01/49	163,512,747
15,000,000	Pool TBA	2.50%	10/01/49	15,106,998
	Government National Mortgage Association
98,795	Pool 3149	6.00%	10/20/31	110,131
63,623	Pool 3172	6.00%	12/20/31	72,589
68,065	Pool 3227	6.00%	04/20/32	75,862
491,995	Pool 3345	5.00%	02/20/33	543,246
164,307	Pool 3389	5.00%	05/20/33	181,778
27,412	Pool 3390	5.50%	05/20/33	30,923
781,485	Pool 3428	5.00%	08/20/33	866,880
68,015	Pool 3442	5.00%	09/20/33	75,670
27,809	Pool 3459	5.50%	10/20/33	31,347
13,965	Pool 3474	6.00%	11/20/33	15,960
94,474	Pool 3487	5.00%	12/20/33	104,634
491,117	Pool 3529	5.00%	03/20/34	546,517
72,044	Pool 3555	5.00%	05/20/34	80,146
107,862	Pool 3596	5.50%	08/20/34	121,652
94,424	Pool 3786	5.50%	11/20/35	105,816
66,118	Pool 3807	5.50%	01/20/36	73,990
476,231	Pool 4029	6.50%	09/20/37	550,632
339,079	Pool 4251	5.50%	10/20/23	354,165
183,554	Pool 455986	5.25%	07/15/25	199,576
180,937	Pool 487108	6.00%	04/15/29	204,845
67,754	Pool 553144	5.50%	04/15/33	76,063
18,441	Pool 589331	6.00%	10/15/22	19,314
194,465	Pool 604338	5.00%	05/15/33	216,527
177,532	Pool 604897	5.00%	12/15/33	197,730
185,766	Pool 605389	5.00%	04/15/34	206,871
334,879	Pool 615403	4.50%	08/15/33	368,830
16,998	Pool 627123	5.50%	03/15/34	19,097
111,838	Pool 638704	5.50%	11/15/36	123,169
211,726	Pool 653143	4.90%	04/15/36	230,210
268,106	Pool 658324	5.50%	03/15/37	290,689
263,855	Pool 677190	5.00%	06/15/38	294,998
29,211	Pool 687833	6.00%	08/15/38	33,404
55,179	Pool 706840	4.50%	05/15/40	63,138
205,172	Pool 706855	4.50%	09/15/40	234,666
372,850	Pool 711483	4.00%	01/15/40	411,876
157,643	Pool 711543	4.00%	11/15/40	176,284
1,069,537	Pool 711563	4.50%	03/15/41	1,223,181
9,237,542	Pool 720225	4.50%	07/15/39	10,209,471
544,378	Pool 723216	4.50%	08/15/40	599,589
115,615	Pool 723248	5.00%	10/15/39	129,318
407,787	Pool 724230	5.00%	08/15/39	455,776
120,465	Pool 724267	5.00%	09/15/39	134,559
368,414	Pool 724340	4.50%	09/15/39	407,292
135,616	Pool 725272	4.50%	11/15/39	146,472

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$82,859	Pool 726394	4.50%	10/15/39	$91,594
57,073	Pool 728921	4.50%	12/15/24	58,833
321,856	Pool 733595	4.50%	04/15/40	355,847
170,378	Pool 733733	5.00%	06/15/40	190,239
975,876	Pool 736317	4.25%	06/20/36	1,032,530
164,954	Pool 736617	4.00%	12/15/35	175,189
1,524,381	Pool 737673	4.50%	11/15/40	1,677,010
324,248	Pool 737996	4.00%	02/15/41	353,821
308,883	Pool 739341	3.50%	10/15/41	334,099
261,809	Pool 743673	4.50%	07/15/40	289,953
494,951	Pool 745478	5.00%	08/20/40	535,650
893,686	Pool 748939	4.00%	09/20/40	960,890
135,470	Pool 754384	4.50%	03/20/42	143,797
696,877	Pool 762905	4.50%	04/15/41	767,414
1,998,927	Pool 769102	4.50%	07/20/41	2,181,807
609,187	Pool 781623	5.00%	06/15/33	678,303
80,724	Pool 781697	6.00%	11/15/33	92,337
506,624	Pool 781824	5.50%	11/15/34	566,338
17,267	Pool 781862	5.50%	01/15/35	19,399
76,986	Pool 782070	7.00%	06/15/32	86,037
110,863	Pool 782133	6.00%	01/15/22	113,333
175,533	Pool 782259	5.00%	02/15/36	195,452
95,061	Pool 782810	4.50%	11/15/39	104,112
1,554,842	Pool 783009	6.10%	12/20/33	1,754,882
152,734	Pool 783091	5.50%	06/15/40	171,565
73,102	Pool 783220	5.50%	09/15/24	76,743
255,521	Pool 783375	5.00%	08/15/41	285,559
17,183,662	Pool 783590	4.50%	06/20/41	18,659,418
369,251	Pool 783760	5.00%	02/15/42	412,847
6,094,066	Pool 784063	5.00%	09/20/45	6,544,944
293,252	Pool 784343	5.00%	02/15/41	327,510
4,428,542	Pool 784573	5.00%	12/15/43	4,947,059
5,315,973	Pool 784752	4.00%	03/15/45	5,770,693
5,118,267	Pool AC0197	4.00%	12/20/42	5,337,046
542,835	Pool AD0026	3.50%	06/20/33	566,412
129,694	Pool AD0856	3.75%	08/20/33	135,354
83,088	Pool AG8899	4.00%	12/20/43	87,809
1,548,497	Pool AI6317	4.50%	06/20/44	1,630,528
718,602	Pool AK2389	4.50%	11/20/44	773,432
567,851	Pool AN4469	5.00%	12/15/40	626,575
565,423	Pool AR8421	5.00%	10/20/41	601,046
1,790,936	Pool BB1216	4.50%	06/20/47	1,950,633
849,473	Pool BB4731	4.00%	07/20/47	884,029
889,068	Pool BB4757	4.00%	08/20/47	937,390
687,116	Pool BB4769	4.00%	08/20/47	715,062
976,749	Pool BD0483	4.50%	11/20/47	1,058,477
866,300	Pool BF0415	5.00%	06/20/35	925,074
625,564	Pool BL1291	5.50%	01/20/49	663,904
530,347	Pool BL6909	5.00%	03/20/49	562,672
596,689	Pool BL6923	6.00%	03/20/49	649,464
277,775	Pool MA1017	6.00%	05/20/43	317,596
176,879	Pool MA1162	6.00%	07/20/43	202,260

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$303,909	Pool MA2077	5.50%	07/20/44	$337,575
52,842	Pool MA2215	3.50%	09/20/44	54,213
179,708	Pool MA2683	6.00%	03/20/45	205,247
187,414	Pool MA2759	6.00%	01/20/45	214,371
499,499	Pool MA2829	5.00%	05/20/45	552,732
73,894	Pool MA2897	6.00%	03/20/45	81,925
420,974	Pool MA2966	6.00%	09/20/39	480,802
348,996	Pool MA3249	6.00%	04/20/40	399,068
68,303	Pool MA3380	5.50%	01/20/46	76,046
671,794	Pool MA3459	6.00%	08/20/39	768,813
454,249	Pool MA3525	5.50%	03/20/46	504,614
438,928	Pool MA3941	5.50%	09/20/46	488,889
800,161	Pool MA4076	7.00%	01/20/39	919,748
9,593,930	Pool MA5714	6.00%	01/20/49	10,440,422
				2,277,271,217
	Total U.S. Government Agency Mortgage-Backed Securities			3,848,116,800
	(Cost $3,770,745,973)

MORTGAGE-BACKED SECURITIES — 9.0%

	Collateralized Mortgage Obligations — 8.6%
	Adjustable Rate Mortgage Trust
22,097	Series 2005-5, Class 6A21, 1 Mo. LIBOR + 0.23% (a)	1.89%	09/25/35	22,156
	Alternative Loan Trust
60,186	Series 2003-J3, Class 2A1	6.25%	12/25/33	62,447
	American Home Mortgage Investment Trust
2,968	Series 2004-3, Class 6A1	5.32%	10/25/34	3,008
	Banc of America Funding Corp.
17,764	Series 2008-R2, Class 1A2 (g)	6.00%	09/25/37	17,861
	Banc of America Funding Trust
1,872	Series 2005-2, Class 2A4	5.75%	04/25/35	2,099
	Banc of America Mortgage Trust
427,027	Series 2005-A, Class 2A2 (c)	4.10%	02/25/35	435,306
	BCAP LLC Trust
28,968	Series 2009-RR5, Class 8A1 (g)	5.50%	11/26/34	30,005
	Chase Home Lending Mortgage Trust
1,492,852	Series 2019-1, Class B1 (c) (g)	3.97%	03/25/50	1,585,044
	CHL Mortgage Pass-Through Trust
55,000	Series 2004-8, Class 1A7	5.75%	07/25/34	56,486
30,798	Series 2004-8, Class 2A1	4.50%	06/25/19	31,072
26	Series 2004-J1, Class 2A1	4.75%	01/25/19	26
	CIM Trust
5,031,949	Series 2017-7, Class A (g)	3.00%	04/25/57	5,100,383
	Citigroup Global Markets Mortgage Securities VII, Inc.
256	Series 2003-UP2, Class PO1, PO	(b)	12/25/18	224
	Citigroup Mortgage Loan Trust
8,333	Series 2003-1, Class WA2	6.50%	06/25/31	8,663

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	COLT Mortgage Loan Trust
$119,382	Series 2018-1, Class A3 (g)	3.08%	02/25/48	$119,877
1,946,073	Series 2018-2, Class A1 (g)	3.47%	07/27/48	1,972,346
1,379,970	Series 2018-3, Class A1 (g)	3.69%	10/26/48	1,392,955
	Credit Suisse First Boston Mortgage Securities Corp.
4,569	Series 2003-11, Class 1A39	5.25%	06/25/33	4,685
21,679	Series 2003-AR18, Class 2A3 (c)	3.81%	07/25/33	22,377
4,612	Series 2004-AR8, Class 2A1 (c)	4.08%	09/25/34	4,653
76,166	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	1.96%	07/25/35	74,231
2,815	Series 2005-7, Class 1A5	5.15%	08/25/35	2,977
	Credit Suisse Mortgage Capital Certificates
85,176	Series 2009-12R, Class 6A1 (g)	6.00%	05/27/37	85,639
	CSFB Mortgage-Backed Trust
496	Series 2004-7, Class 6A1	5.25%	10/25/19	497
	CSMC
7,581,631	Series 2014-WIN1, Class 1A1 (g)	3.00%	08/25/29	7,712,997
2,173,845	Series 2017-HL1, Class A3 (g)	3.50%	06/25/47	2,225,719
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2,930	Series 2005-3, Class 1A1 (c)	4.30%	06/25/20	2,935
	EverBank Mortgage Loan Trust
4,389,967	Series 2018-1, Class B1 (c) (g)	3.65%	02/25/48	4,667,679
	Flagstar Mortgage Trust
24,968,525	Series 2018-1, Class A13 (g)	3.50%	03/25/48	26,256,571
19,362,666	Series 2018-2, Class A14 (g)	3.50%	04/25/48	20,375,833
13,333,237	Series 2018-2, Class A6 (g)	3.50%	04/25/48	13,620,165
2,617,339	Series 2018-4, Class B1 (c) (g)	4.33%	07/25/48	2,789,803
	Galton Funding Mortgage Trust
5,078,645	Series 2018-1, Class A43 (g)	3.50%	11/25/57	5,120,340
7,465,167	Series 2018-2, Class A41 (g)	4.50%	10/25/58	7,651,140
17,300,000	Series 2018-2, Class A52 (g)	4.00%	10/25/58	17,828,570
	GMACM Mortgage Loan Trust
892	Series 2003-J10, Class A1	4.75%	01/25/19	905
	GSR Mortgage Loan Trust
28,858	Series 2004-8F, Class 2A3	6.00%	09/25/34	29,734
261,954	Series 2004-12, Class 3A6 (c)	4.13%	12/25/34	267,896
	Impac CMB Trust
19,226	Series 2003-4, Class 1A1, 1 Mo. LIBOR + 0.64% (a)	2.30%	10/25/33	19,219
456,232	Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a)	2.71%	10/25/34	446,318
	JP Morgan Resecuritization Trust
87,383	Series 2009-7, Class 11A1 (c) (g)	3.88%	09/27/36	88,449
358,519	Series 2009-7, Class 17A1 (c) (g)	5.48%	07/27/37	361,775
	JPMorgan Mortgage Trust
10,556	Series 2004-S2, Class 5A1	5.50%	12/25/19	10,416
3,492,791	Series 2013-1, Class B1 (c) (g)	3.55%	03/25/43	3,562,222
14,240,980	Series 2014-5, Class A1 (g)	2.98%	10/25/29	14,510,984
3,277,743	Series 2014-5, Class A2 (g)	2.50%	10/25/29	3,281,788
87,731	Series 2014-IVR3, Class 2A1 (c) (g)	3.00%	09/25/44	87,891
7,809,849	Series 2014-IVR6, Class B1 (c) (g)	2.89%	07/25/44	7,822,223
8,129,929	Series 2015-1, Class B2 (c) (g)	3.10%	12/25/44	8,196,191
2,264,264	Series 2015-3, Class A5 (g)	3.50%	05/25/45	2,284,765
1,426,136	Series 2016-1, Class A5 (g)	3.50%	05/25/46	1,439,634
1,363,411	Series 2016-3, Class 1A3 (g)	3.50%	10/25/46	1,403,401
3,832,263	Series 2018-1, Class B1 (c) (g)	3.74%	06/25/48	4,001,688

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	JPMorgan Mortgage Trust (Continued)
$6,234,315	Series 2018-3, Class A13 (g)	3.50%	09/25/48	$6,558,806
9,675,573	Series 2018-4, Class A13 (g)	3.50%	10/25/48	10,180,985
10,533,621	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	2.61%	05/25/49	10,572,404
5,068,985	Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	2.61%	08/25/49	5,150,550
10,244,657	Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	2.61%	09/25/49	10,269,348
7,758,915	Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (g)	2.56%	11/25/49	7,777,706
11,143,779	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (g)	2.61%	10/25/49	11,170,646
14,331,960	Series 2019-INV1, Class B1 (c) (g)	5.15%	10/25/49	16,162,333
15,617,934	Series 2019-INV2, Class A15 (g)	3.50%	02/25/50	15,960,894
7,146,975	Series 2019-INV3, Class A15 (g)	3.50%	05/25/50	7,309,218
13,447,249	Series 2019-INV3, Class B1 (c) (g)	4.56%	05/25/50	14,783,843
	MASTR Alternative Loan Trust
5,154	Series 2004-13, Class 8A1	5.50%	01/25/25	5,193
	MASTR Asset Securitization Trust
166,304	Series 2003-11, Class 7A5	5.25%	12/25/33	168,646
235,440	Series 2003-12, Class 1A1	5.25%	12/25/24	241,040
34,880	Series 2003-12, Class 1A2	5.25%	12/25/24	34,837
10,039	Series 2004-1, Class 30PO, PO	(b)	02/25/34	8,718
16,964	Series 2004-3, Class 1A3	5.25%	03/25/24	17,179
	MASTR Seasoned Securitization Trust
61,740	Series 2005-1, Class 3A1 (c)	4.26%	10/25/32	64,175
2,423	Series 2005-2, Class 3A1	6.00%	11/25/17	2,424
	MetLife Securitization Trust
5,787,479	Series 2018-1A, Class A (g)	3.75%	03/25/57	6,121,486
1,940,097	Series 2019-1A, Class A1A (g)	3.75%	04/25/58	2,038,500
	Morgan Stanley Mortgage Loan Trust
3,000,000	Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.46% (a)	2.12%	11/25/35	3,011,962
	New Residential Mortgage Loan Trust
763,722	Series 2014-2A, Class A3 (g)	3.75%	05/25/54	795,502
7,241,412	Series 2015-2A, Class B1 (g)	4.50%	08/25/55	7,711,074
7,689,188	Series 2016-1A, Class A1 (g)	3.75%	03/25/56	8,091,628
1,227,104	Series 2017-5A, Class A1, 1 Mo. LIBOR + 1.50% (a) (g)	3.16%	06/25/57	1,249,865
	Nomura Asset Acceptance Corp. Alternative Loan Trust
5,291	Series 2004-AP3, Class A6	5.29%	10/25/34	5,313
4,820	Series 2005-WF1, Class 2A5, steps up to 5.66% after Redemption Date (i)	5.16%	03/25/35	5,123
	Oaks Mortgage Trust
12,047,165	Series 2015-2, Class A8 (g)	3.50%	10/25/45	12,118,589
	OBX Trust
8,356,256	Series 2018-EXP1, Class 1A3 (g)	4.00%	04/25/48	8,547,750
2,437,736	Series 2018-EXP2, Class 1A1 (g)	4.00%	11/25/48	2,476,921
	Prime Mortgage Trust
25,705	Series 2004-2, Class A2	4.75%	11/25/19	26,248
50,275	Series 2004-2, Class A6	5.00%	11/25/19	51,355
	Provident Funding Mortgage Trust
6,560,938	Series 2019-1, Class B1 (c) (g)	3.33%	12/25/49	6,605,924
	RBSSP Resecuritization Trust
188,722	Series 2009-6, Class 9A4, 1 Mo. LIBOR + 0.45% (a) (g)	2.24%	11/26/36	186,590
	Residential Accredit Loans, Inc.
3,397	Series 2003-QS20, Class CB	5.00%	11/25/18	3,421
	Residential Asset Securitization Trust
118	Series 2004-A3, Class A4	5.25%	06/25/34	118

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	RFMSI Trust
$725	Series 2005-S3, Class A1	4.75%	03/25/20	$724
	Seasoned Credit Risk Transfer Trust
1,220,000	Series 2017-2, Class M1 (g)	4.00%	08/25/56	1,242,450
1,230,000	Series 2017-2, Class M2 (g)	4.00%	08/25/56	1,258,535
	Sequoia Mortgage Trust
314,632	Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)	2.51%	11/22/24	315,610
2,832,989	Series 2018-CH2, Class A12 (g)	4.00%	06/25/48	2,871,077
2,905,983	Series 2018-CH3, Class A10 (g)	4.50%	08/25/48	2,948,284
411,100	Series 2018-CH3, Class A11 (g)	4.00%	08/25/48	414,688
1,713,280	Series 2018-CH4, Class A10 (g)	4.50%	10/25/48	1,726,853
2,287,044	Series 2019-1, Class A4 (g)	4.00%	02/25/49	2,327,356
3,000,000	Series 2020-1, Class A19 (g)	3.50%	02/25/50	3,075,469
10,000,000	Series 2020-1, Class A4 (g)	3.50%	02/25/50	10,279,249
	Structured Asset Securities Corp.
2,317	Series 2004-4XS, Class A3A (j)	5.11%	02/25/34	2,382
	Structured Asset Securities Corp. Mortgage Loan Trust
21,579	Series 2002-9, Class A2, 1 Mo. LIBOR + 0.60% (a)	2.26%	10/25/27	21,592
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
22,594	Series 2004-11XS, Class 1A6 (j)	5.22%	06/25/34	23,197
	WaMu Mortgage Pass-Through Certificates Trust
32,036	Series 2003-S3, Class 3A1	5.50%	05/25/33	32,986
11,415	Series 2004-RS1, Class A11	5.50%	11/25/33	11,755
	Wells Fargo Mortgage Backed Securities Trust
3,318	Series 2004-K, Class 2A12 (c)	4.97%	07/25/34	3,324
7,331,993	Series 2019-1, Class A7 (g)	4.00%	11/25/48	7,351,618
4,214,918	Series 2019-3, Class A17 (g)	3.50%	07/25/49	4,311,941
	WinWater Mortgage Loan Trust
332,296	Series 2014-1, Class A4 (g)	3.50%	06/20/44	332,864
2,372,722	Series 2015-2, Class A5 (g)	3.00%	02/20/45	2,370,402
6,487,383	Series 2015-3, Class A17 (g)	2.50%	03/20/45	6,477,332
5,862,951	Series 2016-1, Class 1A18 (g)	3.50%	01/20/46	5,934,896
6,556,917	Series 2016-1, Class 2A3 (g)	3.00%	12/20/30	6,585,221
4,902,560	Series 2016-1, Class B1 (c) (g)	3.86%	01/20/46	5,145,922
				407,654,309
	Commercial Mortgage-Backed Securities — 0.4%
	BAMLL Re-REMIC Trust
2,852,000	Series 2016-FR13, Class A (c) (g)	1.61%	08/27/45	2,701,312
	Morgan Stanley Capital Trust
2,745,000	Series 2017-CLS, Class C, 1 Mo. LIBOR + 1.00% (a) (g)	2.68%	11/15/34	2,747,489
	Sutherland Commercial Mortgage Trust
8,828,136	Series 2019-SBC8, Class A (g)	2.86%	04/25/41	8,933,735
	Wells Fargo Re-REMIC Trust
6,000,000	Series 2013-FRR1, Class AK16, PO (g)	(b)	12/27/43	5,690,398
				20,072,934
	Total Mortgage-Backed Securities			427,727,243
	(Cost $422,131,229)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 8.3%

	Aegis Asset Backed Securities Trust
$1,340,630	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a)	2.10%	06/25/35	$1,332,340
	Bear Stearns Asset-Backed Securities Trust
9,251	Series 2002-1, Class M1, 1 Mo. LIBOR + 1.20% (a)	2.86%	12/25/34	9,307
	Carrington Mortgage Loan Trust
1,574,583	Series 2006-RFC1, Class A4, 1 Mo. LIBOR + 0.24% (a)	1.90%	03/25/36	1,575,076
	CIT Home Equity Loan Trust
2,395	Series 2003-1, Class A6 (j)	4.56%	10/20/32	2,403
	Citicorp Residential Mortgage Trust
31,064	Series 2007-2, Class A6 (j)	5.07%	06/25/37	31,544
	Citigroup Global Markets Mortgage Securities VII, Inc.
2,116	Series 1998-AQ1, Class A6	6.63%	06/25/28	2,161
	Countrywide Asset-Backed Certificates
6,702,896	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.52% (a)	2.18%	01/25/36	6,737,846
	Credit-Based Asset Servicing & Securitization LLC
6,642,511	Series 2007-MX1, Class A3, steps up to 6.33% after Redemption Date (g) (i)	5.83%	12/25/36	6,767,053
	FBR Securitization Trust
2,794,630	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a)	2.41%	09/25/35	2,810,094
	FCI Funding LLC
30,478,690	Series 2019-1A, Class A (g)	3.63%	02/18/31	30,651,071
	Fieldstone Mortgage Investment Trust
1,158,332	Series 2005-3, Class 2A2, 1 Mo. LIBOR + 0.52% (a)	2.18%	02/25/36	1,149,826
	First Alliance Mortgage Loan Trust
28,216	Series 1999-1, Class A1	7.18%	06/20/30	28,419
	Foursight Capital Automobile Receivables Trust
13,000,000	Series 2020-1, Class A3 (g)	2.05%	10/15/24	13,014,690
	Fremont Home Loan Trust
1,460,247	Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a)	2.68%	06/25/35	1,467,625
	GMACM Home Equity Loan Trust
77,698	Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)	2.84%	06/25/30	64,451
137,738	Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)	2.16%	06/25/34	136,450
	Mill City Mortgage Loan Trust
5,641,000	Series 2015-2, Class B1 (g)	3.81%	09/25/57	5,968,237
11,355,000	Series 2015-2, Class M1 (g)	3.81%	09/25/57	11,402,710
1,265,345	Series 2016-1, Class A1 (g)	2.50%	04/25/57	1,271,845
5,279,520	Series 2017-1, Class B1 (g)	3.86%	11/25/58	5,710,534
15,968,535	Series 2017-2, Class B1 (g)	3.93%	07/25/59	17,407,721
10,646,598	Series 2017-3, Class A1 (g)	2.75%	01/25/61	10,783,500
14,255,785	Series 2017-3, Class B1 (g)	3.25%	01/25/61	14,608,314
5,019,694	Series 2018-1, Class A1 (g)	3.25%	05/25/62	5,163,771
490,028	Series 2018-4, Class A1A (g)	3.50%	04/25/66	489,655
	Morgan Stanley Dean Witter Capital I, Inc. Trust
5,331	Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)	4.66%	02/25/33	5,610
	New Century Home Equity Loan Trust
17,732	Series 2003-5, Class AI7	5.05%	11/25/33	18,218
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3,169,345	Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)	2.64%	10/25/34	3,190,047
	RASC Trust
1,126	Series 2004-KS1, Class AI6	4.27%	02/25/34	1,126
	RCO Mortgage LLC
6,030,675	Series 2018-2, Class A1, steps up 10/25/21 to 7.46% (g) (i)	4.46%	10/25/23	6,095,880

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Saxon Asset Securities Trust
$3,783	Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)	3.67%	08/25/35	$3,788
	Towd Point Mortgage Trust
2,090,000	Series 2015-1, Class A2 (g)	3.25%	10/25/53	2,105,337
1,591,239	Series 2015-2, Class 1A12 (g)	2.75%	11/25/60	1,599,863
14,468,000	Series 2015-2, Class 1B1 (c) (g)	3.78%	11/25/60	15,771,813
1,334,101	Series 2015-3, Class A1B (g)	3.00%	03/25/54	1,342,201
10,000,000	Series 2015-3, Class A2 (g)	4.00%	03/25/54	10,366,238
480,572	Series 2015-3, Class A4B (g)	3.50%	03/25/54	488,805
5,160,148	Series 2015-4, Class A1 (g)	3.50%	04/25/55	5,206,404
1,636,150	Series 2015-4, Class A1B (g)	2.75%	04/25/55	1,641,630
1,500,000	Series 2015-4, Class A2A (g)	3.50%	04/25/55	1,542,253
2,000,000	Series 2015-4, Class M1 (g)	3.75%	04/25/55	2,110,201
3,645,000	Series 2015-4, Class M2 (g)	3.75%	04/25/55	3,878,525
1,321,377	Series 2015-5, Class A1 (g)	3.50%	05/25/55	1,337,478
2,244,374	Series 2015-5, Class A1B (g)	2.75%	05/25/55	2,254,222
425,000	Series 2015-5, Class A2 (g)	3.50%	05/25/55	439,359
3,747,016	Series 2015-6, Class A1 (g)	3.50%	04/25/55	3,820,840
2,593,283	Series 2015-6, Class A1B (g)	2.75%	04/25/55	2,615,846
1,548,305	Series 2016-1, Class A1B (g)	2.75%	02/25/55	1,559,035
3,517,727	Series 2016-2, Class A1A (g)	2.75%	08/25/55	3,567,399
656,025	Series 2016-3, Class A1 (g)	2.25%	04/25/56	658,499
339,478	Series 2016-5, Class A1 (g)	2.50%	10/25/56	342,056
3,250,000	Series 2016-5, Class B2 (g)	3.79%	10/25/56	3,404,718
30,849,290	Series 2017-1, Class A1 (g)	2.75%	10/25/56	31,302,725
30,000,000	Series 2017-1, Class A2 (g)	3.50%	10/25/56	31,408,488
10,000,000	Series 2017-2, Class B2 (g)	4.18%	04/25/57	10,735,102
1,223,304	Series 2017-3, Class A3 (c) (g)	2.79%	07/25/57	1,245,763
12,835,049	Series 2017-3, Class A4 (c) (g)	2.87%	07/25/57	13,105,252
1,400,234	Series 2017-4, Class A1 (g)	2.75%	06/25/57	1,431,250
12,645,000	Series 2017-4, Class A2 (g)	3.00%	06/25/57	12,928,081
3,942,266	Series 2017-4, Class A3 (c) (g)	2.78%	06/25/57	3,988,229
7,197,663	Series 2017-5, Class A1, 1 Mo. LIBOR + 0.60% (a) (g)	2.26%	02/25/57	7,208,902
3,206,520	Series 2017-6, Class A1 (g)	2.75%	10/25/57	3,256,416
20,000,000	Series 2017-6, Class A2 (g)	3.00%	10/25/57	20,588,590
10,032,340	Series 2018-5, Class M1 (g)	3.25%	07/25/58	10,258,063
26,410,000	Series 2019-1, Class A2 (g)	3.75%	03/25/58	28,753,153
2,120,000	Series 2019-2, Class A2 (g)	3.75%	12/25/58	2,299,912
	UCFC Home Equity Loan Trust
7,615	Series 1998-D, Class MF1	6.91%	04/15/30	7,922
	VOLT LLC
5,052,342	Series 2017-NP11, Class A1, steps up 10/25/20 to 6.375% (g) (i)	3.38%	10/25/47	5,066,887
	Total Asset-Backed Securities			397,538,769
	(Cost $392,381,069)

U.S. GOVERNMENT BONDS AND NOTES — 1.5%

5,000,000	U.S. Treasury Note	1.38%	02/15/20	4,999,600
20,000,000	U.S. Treasury Note	1.38%	02/29/20	19,996,511
10,000,000	U.S. Treasury Note	1.38%	03/31/20	9,996,075
35,000,000	U.S. Treasury Note	2.25%	03/31/20	35,033,572

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES (Continued)

$200,000	U.S. Treasury Note	1.63%	06/30/20	$200,039
	Total U.S. Government Bonds and Notes			70,225,797
	(Cost $70,074,341)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%

	Capital Markets — 0.0%
11,750	First Trust Long Duration Opportunities ETF (k)	331,644
1,700	iShares 3-7 Year Treasury Bond ETF	217,702
	Total Exchange-Traded Funds	549,346
	(Cost $519,027)

MONEY MARKET FUNDS — 14.3%

683,159,455	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.45% (l)	683,159,455
	Total Money Market Funds	683,159,455
	(Cost $683,159,455)
	Total Investments — 114.0%	5,427,317,410
	(Cost $5,339,011,094) (m)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%

40	U.S. Treasury Long Bond Futures Put	$6,541,250	$157.00	Feb-2020	2,500
30	U.S. Treasury Long Bond Futures Put	4,905,937	159.00	Feb-2020	5,625
	Total Put Options Purchased				8,125
	(Cost $43,116)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (13.5%)

	Federal National Mortgage Association
(165,000,000)	Pool TBA (h)	4.00%	11/01/48	(172,435,044)
(251,994,786)	Pool TBA (h)	4.50%	11/01/48	(266,704,586)
(40,000,000)	Pool TBA (h)	5.00%	11/01/48	(42,864,062)
(52,000,000)	Pool TBA (h)	5.00%	11/01/48	(55,759,789)
	Government National Mortgage Association
(100,000,000)	Pool TBA (h)	4.50%	09/01/48	(105,207,031)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(642,970,512)
	(Proceeds $642,244,835)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN — 0.0%

(300)	U.S. 5-Year Treasury Futures Call	$(36,096,093)	$120.25	Feb-2020	(121,875)
(50)	U.S. Treasury Long Bond Futures Call	(8,176,563)	164.00	Feb-2020	(65,625)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS WRITTEN (Continued)

(90)	U.S. Treasury Long Bond Futures Call	$(14,717,812)	$157.00	Feb-2020	$(593,437)
	Total Call Options Written				(780,937)
	(Premiums received $350,634)

PUT OPTIONS WRITTEN — 0.0%

(60)	U.S. 5-Year Treasury Futures Put	(7,219,219)	118.75	Feb-2020	(938)
	(Premiums received $8,022)
	Net Other Assets and Liabilities — (0.5)%				(24,361,121)
	Net Assets — 100.0%				$4,759,212,027

Futures Contracts at January 31, 2020:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	25	Mar-2020	$5,408,984	$23,921
U.S. 5-Year Treasury Notes	Short	2,831	Mar-2020	(340,626,805)	(2,879,062)
U.S. 10-Year Treasury Notes	Short	1,450	Mar-2020	(190,901,563)	(3,114,238)
U.S. 10-Year Ultra Treasury Notes	Short	690	Mar-2020	(100,502,813)	(2,267,009)
U.S. Treasury Long Bond Futures	Short	524	Mar-2020	(85,690,375)	(2,499,647)
U.S. Treasury Ultra Bond Futures	Short	197	Mar-2020	(38,156,438)	(1,415,265)
				$(750,469,010)	$(12,151,300)

1

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $882,342,619 or 18.5% of net assets.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(k)	Investment in an affiliated fund.
(l)	Rate shown reflects yield as of January 31, 2020.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $106,335,787 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,364,658. The net unrealized appreciation was $74,971,129. The amounts presented are inclusive of investments sold short and derivative contracts.

IO	-	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,848,116,800	$—	$3,848,116,800	$—
Mortgage-Backed Securities	427,727,243	—	427,727,243	—
Asset-Backed Securities	397,538,769	—	397,538,769	—
U.S. Government Bonds and Notes	70,225,797	—	70,225,797	—
Exchange-Traded Funds*	549,346	549,346	—	—
Money Market Funds	683,159,455	683,159,455	—	—
Total Investments	5,427,317,410	683,708,801	4,743,608,609	—
Put Options Purchased	8,125	8,125	—	—
Futures Contracts	23,921	23,921	—	—
Total	$5,427,349,456	$683,740,847	$4,743,608,609	$—

LIABILITIES TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(642,970,512)	$—	$(642,970,512)	$—
Call Options Written	(780,937)	(780,937)	—	—
Put Options Written	(938)	(938)	—	—
Futures Contracts	(12,175,221)	(12,175,221)	—	—
Total	$(655,927,608)	$(12,957,096)	$(642,970,512)	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2020, and for the fiscal year-to-date period (November 1, 2019 to January 31, 2020) are as follows:

Security Name	Shares at 01/31/2020	Value at 10/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 01/31/2020	Dividend Income
First Trust Long Duration Opportunities ETF	11,750	$326,298	$ –	$ –	$ 5,346	$ –	$ 331,644	$ 5,585

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
January 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 61.7%

	Collateralized Mortgage Obligations — 49.1%
	Federal Home Loan Mortgage Corporation
$260,812	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$65,733
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	338,611
700,640	Series 2013-4239, Class OU, PO	(a)	07/15/43	581,976
137,194	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (b)	7.52%	05/15/35	170,041
	Federal National Mortgage Association
184,396	Series 2005-69, Class JI, IO	6.00%	08/25/35	44,210
385,143	Series 2005-74, Class NZ	6.00%	09/25/35	508,000
1,232,363	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (b)	5.57%	01/25/36	271,766
150,542	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (b)	20.03%	04/25/36	257,112
433,000	Series 2012-93, Class LY	2.50%	09/25/42	421,406
173,000	Series 2013-3, Class BC	2.50%	12/25/42	167,309
200,000	Series 2015-34, Class OK, PO	(a)	03/25/44	188,370
298,685	Series 2016-23, Class PL	3.00%	11/25/45	317,730
395,045	Series 2018-9, Class PL	3.50%	02/25/48	428,085
160,629	Series 2018-94, Class KZ	4.50%	01/25/49	209,274
85,039	Series 2018-94, Class LZ	4.50%	01/25/49	107,612
	Government National Mortgage Association
259,718	Series 2009-32, Class ZA	5.50%	05/20/39	344,130
790,475	Series 2015-168, Class GI, IO	5.50%	02/16/33	174,154
80,337	Series 2016-63, Class NZ	3.00%	05/20/46	81,852
403,000	Series 2018-112, Class CG	3.50%	08/20/48	423,741
412,271	Series 2018-125, Class KZ	3.50%	09/20/48	422,872
				5,523,984
	Commercial Mortgage-Backed Securities — 3.9%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,944,886	Series 2014-K036, Class X1, IO (c)	0.88%	10/25/23	194,488
1,697,883	Series 2019-K095, Class X1, IO (c)	1.08%	06/25/29	126,696
1,200,000	Series 2019-K095, Class XAM, IO (c)	1.37%	06/25/29	122,792
				443,976
	Pass-through Securities — 8.7%
	Federal Home Loan Mortgage Corporation
684,692	Pool U99176	4.00%	12/01/47	735,900
	Government National Mortgage Association
225,050	Pool 770005	4.00%	11/15/33	242,317
				978,217
	Total U.S. Government Agency Mortgage-Backed Securities			6,946,177
	(Cost $6,201,642)

U.S. GOVERNMENT BONDS AND NOTES — 18.6%

2,000,000	U.S. Treasury Bond	2.25%	08/15/46	2,090,391
	Total U.S. Government Bonds and Notes			2,090,391
	(Cost $1,956,240)

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 1.1%

	Capital Markets — 1.1%
850	iShares 20+ Year Treasury Bond ETF	$124,015
	Total Exchange-Traded Funds	124,015
	(Cost $115,923)

MONEY MARKET FUNDS — 16.9%

1,903,492	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class – 1.45% (d)	1,903,492
	(Cost $1,903,492)

	Total Investments — 98.3%	11,064,075
	(Cost $10,177,297) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PUT OPTIONS PURCHASED — 0.0%

2	U.S. Treasury Long Bond Futures Put	$327,062	$157.00	Feb-2020	125
	(Cost $665)

CALL OPTIONS WRITTEN — 0.0%

(1)	U.S. 5-Year Treasury Futures Call	$(120,727)	$121.00	Mar-2020	(453)
(1)	U.S. 10-Year Treasury Futures Call	(131,656)	132.50	Mar-2020	(594)
(1)	U.S. Treasury Long Bond Futures Call	(163,531)	163.00	Feb-2020	(1,781)
(2)	U.S. Treasury Long Bond Futures Call	(327,062)	162.00	Feb-2020	(4,750)
	Total Call Options Written				(7,578)
	(Premiums received $4,447)

	Net Other Assets and Liabilities — 1.7%				195,104
	Net Assets — 100.0%				$11,251,726

Futures Contracts at January 31, 2020:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Short	2	Mar-2020	(240,641)	$(1,336)
U.S. 10-Year Treasury Notes	Long	1	Mar-2020	131,656	3,042
U.S. 10-Year Ultra Treasury Notes	Long	1	Mar-2020	145,656	4,902
U.S. Treasury Long Bond Futures	Long	2	Mar-2020	327,063	11,929
U.S. Treasury Ultra Bond Futures	Long	1	Mar-2020	193,688	6,683
				$557,422	$25,220

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

(a)	Zero coupon security.
(b)	Inverse floating rate security.
(c)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Rate shown reflects yield as of January 31, 2020.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $916,087 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,760. The net unrealized appreciation was $908,327. The amounts presented are inclusive of investments sold short and derivative contracts.

IO	- Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rate
PO	- Principal-Only Security

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:

ASSETS TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$6,946,177	$—	$6,946,177	$—
U.S. Government Bonds and Notes	2,090,391	—	2,090,391	—
Exchange-Traded Funds*	124,015	124,015	—	—
Money Market Funds	1,903,492	1,903,492	—	—
Total Investments	11,064,075	2,027,507	9,036,568	—
Put Options Purchased	125	125	—	—
Futures Contracts	26,556	26,556	—	—
Total	$11,090,756	$2,054,188	$9,036,568	$—

LIABILITIES TABLE

	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(7,578)	$(7,578)	$—	$—
Futures Contracts	(1,336)	(1,336)	—	—
Total	$(8,914)	$(8,914)	$—	$—

* See Portfolio of Investments for industry breakout.